                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
-------------------------------------------------------------------------------

                           MFS MUNICIPAL SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: March 31
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) ALABAMA MUNICIPAL BOND FUND

graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Alabama Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT           $ VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.0%
----------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.2%
----------------------------------------------------------------------------------------------------------------------
Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2022                                $1,000,000   $     1,085,560
----------------------------------------------------------------------------------------------------------------------
Alabama Port Authority Docks Facility MBIA, 5.25%, 2026                                    1,000,000         1,046,070
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     2,131,630
----------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.0%
----------------------------------------------------------------------------------------------------------------------
Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                                            $1,000,000   $     1,044,550
----------------------------------------------------------------------------------------------------------------------
Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                               650,000           667,790
----------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029                             1,000,000         1,019,680
----------------------------------------------------------------------------------------------------------------------
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                                      1,030,000         1,105,231
----------------------------------------------------------------------------------------------------------------------
Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                                            1,500,000         1,576,980
----------------------------------------------------------------------------------------------------------------------
Hoover, AL, "B", 6%, 2017                                                                    500,000           578,875
----------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2019                                                       750,000           882,495
----------------------------------------------------------------------------------------------------------------------
Huntsville, AL, "A", 5.5%, 2020                                                            1,000,000         1,012,330
----------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                                     1,750,000         1,915,865
----------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009++++                                                            1,345,000         1,539,030
----------------------------------------------------------------------------------------------------------------------
Russell County, AL, Warrants, "A" , AMBAC, 5%, 2017                                        1,000,000         1,073,880
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $    12,416,706
----------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 6.9%
----------------------------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                                               $2,000,000   $     2,241,120
----------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                           1,000,000         1,128,810
----------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Refunding & Capital Improvement, "B", AMBAC, 5.25%, 2022                     500,000           542,335
----------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Capital Improvement & Refunding Warrants, "A",
  MBIA, 5%, 2023                                                                           1,000,000         1,046,250
----------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                                 1,005,000         1,074,295
----------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.4678%, 2017+++                           500,000           607,640
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     6,640,450
----------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.3%
----------------------------------------------------------------------------------------------------------------------
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                                          $2,015,000   $     2,219,684
----------------------------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2021                                                        1,500,000         1,695,420
----------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL, Warrants, 5.7%, 2018                                                       1,000,000         1,115,120
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     5,030,224
----------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 16.6%
----------------------------------------------------------------------------------------------------------------------
Alabama Special Care Facilities Financing Authority (Daughters of Charity),
  AMBAC, ETM, 5%, 2025++++                                                                $1,500,000   $     1,503,420
----------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas
  Hospital), 6.75%, 2015                                                                     500,000           515,890
----------------------------------------------------------------------------------------------------------------------
Birmingham Medical Center, East Alabama, Special Health Care Facilities,
  Eastern Health Systems, "B", 5%, 2018                                                      500,000           497,570
----------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical
  Center), 5.625%, 2015                                                                      300,000           322,845
----------------------------------------------------------------------------------------------------------------------
Cullman, AL, Medical Park, South Clinic, "A", 6.5%, 2023                                   1,000,000         1,000,980
----------------------------------------------------------------------------------------------------------------------
DCH Health Care Authority, Alabama Facilities Rev., 5.25%, 2016                            1,000,000         1,065,650
----------------------------------------------------------------------------------------------------------------------
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2022                             1,000,000         1,133,850
----------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                     950,000           988,114
----------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023                            1,000,000         1,035,390
----------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza
  Coffee Memorial Hospital), MBIA, 5.75%, 2008++++                                         1,000,000         1,111,830
----------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority Rev., "A",
  (Coffee Health Group), MBIA, 5.75%, 2014                                                 1,000,000         1,121,200
----------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032                          1,000,000         1,034,910
----------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic),
  AMBAC, 5.875%, 2016                                                                      1,000,000         1,055,230
----------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities Financing Authority Rev., "C"
  (Baptist Medical Center), FSA, 5.375%, 2019                                              1,150,000         1,241,345
----------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev
  (Baptist Health), "A- 2", MBIA, 1%, 2025                                                 1,135,000           988,857
----------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev
  (Baptist Health), "C", 5.25%, 2029                                                       1,000,000         1,000,690
----------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing Authority, "A" (Lanier
  Memorial Hospital), 5.65%, 2022                                                            225,000           220,943
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $    15,838,714
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.6%
----------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco,
  Inc.), 6.875%, 2030                                                                     $  500,000   $       543,990
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.5%
----------------------------------------------------------------------------------------------------------------------
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016                       $  400,000   $       446,348
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.5%
----------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev
  (Pacific Corp.), 5.75%, 2028                                                            $  200,000   $       200,542
----------------------------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev. (James River Corp.), 8%, 2028                          150,000           153,385
----------------------------------------------------------------------------------------------------------------------
Camden, AL, Industrial Development Board Exempt Rev., "B",
  (Weyerhaeuser), 6.375%, 2024                                                               500,000           530,450
----------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "A"
  (International Paper Co.), 6.35%, 2016                                                     650,000           705,393
----------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "B"
  (International Paper Co.), 6.45%, 2019                                                     350,000           379,267
----------------------------------------------------------------------------------------------------------------------
Phenix City, AL, Environmental Improvement Rev., 6.35%, 2035                                 750,000           804,030
----------------------------------------------------------------------------------------------------------------------
Selma, AL, Industrial Development Board, "A" (International Paper
  Co.), 6.7%, 2018                                                                           500,000           552,400
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     3,325,467
----------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.1%
----------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
----------------------------------------------------------------------------------------------------------------------
Administrative Building), ETM, 12.5%, 2010++++                                            $1,635,000   $     2,097,590
----------------------------------------------------------------------------------------------------------------------
East Central Alabama Industrial Development Authority Rev., Unrefunded
  Balance, AMBAC, 5.4%, 2015                                                                 790,000           859,433
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     2,957,023
----------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.5%
----------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Multi-Family Residential Development
  Rev., "K", (South Bay Apartments), FNMA, 5.875%, 2021                                   $  960,000   $     1,012,579
----------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Multi-Family Residential Development
  Rev., FHA, 7.25%, 2023                                                                   1,165,000         1,166,771
----------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments), 8%, 2030*            395,000            39,500
----------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Corp., Multi-Family Mortgage Rev., LOC, 7.5%, 2015               175,000           175,217
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     2,394,067
----------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.7%
----------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Collateral Home Mortgage Bond
  Program II, "B", 5.15%, 2019                                                            $   80,000   $        81,786
----------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program I, "B", 5.7%, 2015                                                   575,000           595,924
----------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program II, "A", GNMA, 5.4%, 2022                                            835,000           850,848
----------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program II, "B", 5.15%, 2019                                                  85,000            86,898
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     1,615,456
----------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 7.1%
----------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2014                                    $1,515,000   $     1,744,583
----------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "A", 5%, 2019                          500,000           527,255
----------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017                     1,000,000         1,123,760
----------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018                     1,035,000         1,161,239
----------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2020                               865,000           937,669
----------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2013+++                             500,000           645,210
----------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2016+++                             500,000           658,470
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     6,798,186
----------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
----------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "A", ASST GTY, 5.5%, 2018                        $1,000,000   $     1,047,730
----------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
----------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                   $  470,000   $       446,754
----------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 5.3%
----------------------------------------------------------------------------------------------------------------------
Alabama Board of Education Rev., Refunding & Improvement (Southern Union State
  Community College), MBIA, 5%, 2022                                                      $1,000,000   $     1,054,510
----------------------------------------------------------------------------------------------------------------------
Auburn University, General Fee Rev., AMBAC, 5%, 2029                                       1,000,000         1,030,990
----------------------------------------------------------------------------------------------------------------------
Mobile, AL, Spring Hill College, Educational Building Authority Rev.,
  "A", 5.25%, 2034                                                                         1,360,000         1,429,292
----------------------------------------------------------------------------------------------------------------------
University of Alabama, General Rev. "A", MBIA, 5%, 2029                                    1,000,000         1,032,020
----------------------------------------------------------------------------------------------------------------------
University of Alabama, University Rev., General Fee, FGIC, 5%, 2021                          525,000           559,535
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $     5,106,347
----------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 11.7%
----------------------------------------------------------------------------------------------------------------------
Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023                           $1,000,000   $     1,058,840
----------------------------------------------------------------------------------------------------------------------
DeKalb & Cherokee County, AL, Gas Rev., AMBAC, 5.4%, 2016                                  2,000,000         2,106,580
----------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.911%, 2013+++                                     500,000           600,960
----------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.411%, 2018+++                                   4,500,000         4,983,750
----------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                 875,000           913,973
----------------------------------------------------------------------------------------------------------------------
Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2020                     1,000,000         1,103,310
----------------------------------------------------------------------------------------------------------------------
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                                             400,000           423,624
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $    11,191,037
----------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 15.4%
----------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A",
  AMBAC, 6%, 2021                                                                         $  725,000   $       834,105
----------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C",
  AMBAC, 5.75%, 2018                                                                       1,000,000         1,128,650
----------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
  AMBAC, 5.5%, 2016                                                                        1,000,000         1,047,870
----------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
  AMBAC, 5.5%, 2020                                                                        1,380,000         1,444,943
----------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan,
  AMBAC, 5.75%, 2019                                                                       1,000,000         1,117,110
----------------------------------------------------------------------------------------------------------------------
Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                                   750,000           772,890
----------------------------------------------------------------------------------------------------------------------
Bessemer, AL, Water Rev. Warrants, "A", AMBAC, 5.75%, 2026                                 1,000,000         1,067,400
----------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034                         1,365,000         1,408,803
----------------------------------------------------------------------------------------------------------------------
Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020                                 750,000           806,648
----------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "D", FGIC, 5.7%, 2007++++                      1,000,000         1,075,820
----------------------------------------------------------------------------------------------------------------------
Limestone County, AL, Water Authority, FGIC, 5.5%, 2026                                    2,650,000         2,856,700
----------------------------------------------------------------------------------------------------------------------
Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                                    1,000,000         1,074,150
----------------------------------------------------------------------------------------------------------------------
Ozark, AL, Utilities Board Water & Sewer Rev. AMBAC, 5%, 2031                                100,000           102,421
----------------------------------------------------------------------------------------------------------------------
                                                                                                       $    14,737,510
----------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $85,731,194)                                                   $    92,667,639
----------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.8%
----------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., 1.99%, due 1/06/05                                      $  200,000   $       200,000
----------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 2%, due 1/06/05                           600,000           600,000
----------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost (Identified Cost, $800,000)                       $       800,000
----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $86,531,194)                                                       $    93,467,639
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.2%                                                                        2,055,435
----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $    95,523,074
----------------------------------------------------------------------------------------------------------------------

   * Non-income producing security.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM                     = Escrowed to Maturity

Insurers
----------------------------------------------------------------------------------------------------------------------
AMBAC                   = AMBAC Indemnity Corp.
ASST GTY                = Asset Guaranty Insurance Co.
FGIC                    = Financial Guaranty Insurance Co.
FHA                     = Federal Housing Administration
FNMA                    = Federal National Mortgage Assn.
FSA                     = Financial Security Assurance, Inc.
GNMA                    = Government National Mortgage Assn.
LOC                     = Letter of Credit
MBIA                    = Municipal Bond Investors Corp.
XLCA                    = XL Capital Insurance Co.

Inverse Floaters
----------------------------------------------------------------------------------------------------------------------
RITES                   = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ALABAMA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $86,502,608
                                                ===========
Gross unrealized appreciation                   $ 7,409,464
Gross unrealized depreciation                      (444,433)
                                                -----------
Net unrealized appreciation (depreciation)      $ 6,965,031
                                                ===========

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

                                                                                                          UNREALIZED
                             NOTIONAL PRINCIPAL       CASH FLOWS PAID           CASH FLOWS RECEIVED      APPRECIATION
EXPIRATION      CURRENCY    AMOUNT OF CONTRACT         BY THE FUND                 BY THE FUND           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
12/1/2007         USD           2,000,000           Fixed - 3 Year BMA Swap      Floating - 7 Day BMA
                                                       Index, (2.795%)                Swap Index           $ (4,910)

6/8/2015          USD           2,000,000           Fixed - 10 Year BMA Swap     Floating - 7 Day BMA
                                                       Index, (3.657%)                Swap Index              7,505

1/11/2017         USD           1,000,000           Fixed - 12 Year BMA Swap     Floating - 7 Day BMA
                                                       Index, (3.937%)                Swap Index            (20,890)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Total      $(18,295)
-----------------------------------------------------------------------------------------------------------------------

At December 31, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities
At December 31, 2004 the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.85% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                DATE OF       PAR
DESCRIPTION                   ACQUISITION    AMOUNT        COST       VALUE
------------------------------------------------------------------------------
Guam Power Authority Rev.,
RITES, AMBAC, 7.911%, 2013    5/20/1999     $500,000      $536,360  $  600,960
------------------------------------------------------------------------------
Guam Power Authority Rev.,
RITES, AMBAC, 7.411%, 2018    5/20/1999    4,500,000     4,376,790   4,983,750
------------------------------------------------------------------------------
Puerto Rico Municipal
Finance Agency, RITES, FSA,
8.4678%, 2017                 1/6/2000       500,000       469,080     607,640
------------------------------------------------------------------------------
Puerto Rico Public Finance
Corp., RITES, AMBAC,
8.1725%, 2013                 9/30/1999      500,000       509,110     645,210
------------------------------------------------------------------------------
Puerto Rico Public Finance
Corp., RITES, AMBAC,
8.1725%, 2016                 3/31/1999      500,000       569,030     658,470
------------------------------------------------------------------------------
                                                                    $7,496,030
                                                                    ==========

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) ARKANSAS MUNICIPAL BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL.YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND 'S INVESTMENT OBJECTIVE(S),THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND,AND THE FEES, CHARGES,AND EXPENSES INVOLVED.THESE ELEMENTS,AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS,SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus,annual,and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed,and current holdings may be different.

MFS Arkansas Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.7%
-------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                                     $   800,000         $    848,816
-------------------------------------------------------------------------------------------------------------------------
Virgin Island Authority Marine Rev., "A", FSA, 5.25%, 2018                                 1,000,000            1,066,980
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,915,796
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 10.2%
-------------------------------------------------------------------------------------------------------------------------
Arkansas College Savings, "A", 0%, 2017                                                  $ 1,840,000         $  1,092,040
-------------------------------------------------------------------------------------------------------------------------
Arkansas Federal Highway, Grant Anticipation Tax Rev., 5%, 2014                            1,500,000            1,641,180
-------------------------------------------------------------------------------------------------------------------------
Arkansas Federal Highway, Grant Anticipation Tax Rev., "A", 5.5%, 2011                       850,000              944,630
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Infrastructure, RITES, ETM, 8.4455%, 2019+++,++++             1,250,000            1,544,525
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement Rev., "A", 5%, 2034                        1,000,000            1,013,570
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 8.9455%, 2020+++                                 3,000,000            3,799,080
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA,
5.25%, 2025                                                                                2,000,000            2,289,620
-------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Community Refunding & Improvement, AMBAC, 5.6%, 2007++++             1,500,000            1,623,330
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,947,975
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.5%
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.4678%, 2017+++                       $   735,000         $    893,231
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.4678%, 2018+++                         3,250,000            3,926,195
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,819,426
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.0%
-------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012                           $ 1,200,000         $    904,764
-------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013                             1,000,000              723,960
-------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014                             1,150,000              793,086
-------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015                             1,100,000              724,031
-------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District Construction, "C", FSA, 5%, 2017                          1,000,000            1,060,050
-------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District, "A", FSA, 5.5%, 2005                                       490,000              491,274
-------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District, "A", FSA, 5.4%, 2017                                     1,000,000            1,094,110
-------------------------------------------------------------------------------------------------------------------------
Rogers, AR, School District, Number 030, Refunding & Construction, "A", AMBAC,
5%, 2007++++                                                                               1,000,000            1,067,300
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,858,575
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.0%
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Health Refunding (Sister of Mercy), "A",
MBIA, 5%, 2013                                                                           $ 4,340,000         $  4,763,975
-------------------------------------------------------------------------------------------------------------------------
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024               750,000              771,217
-------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., Refunding & Improvement, "B", 5.6%, 2021                 1,500,000            1,558,305
-------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                   750,000              751,965
-------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical
Center), 5.8%, 2021                                                                        1,000,000            1,075,060
-------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Board (Baptist Health-Bri Project), 5%, 2014              500,000              536,380
-------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical
Center), 6.9%, 2009                                                                          400,000              460,988
-------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Baptist Health Facilities, 5.7%, 2022                                 500,000              522,635
-------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), "B", 5.25%, 2015           500,000              525,265
-------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), "B", 5.25%, 2016         1,000,000            1,045,800
-------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Health Facilities Improvement (Sparks Regional Medical
Center), "A", 5.25%, 2021                                                                  1,000,000            1,027,680
-------------------------------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev. (Washington Regional
Medical Center), 7.25%, 2020                                                                 500,000              553,770
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,593,040
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Evangelical Lutheran Project), "B",
AMBAC, 5.375%, 2019                                                                      $ 1,315,000         $  1,433,929
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Jonesboro, AR, Industrial Development Rev. (Anheuser Busch Project), 4.6%, 2012          $ 1,000,000         $  1,067,900
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                 335,000              357,137
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,425,037
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial Facilities Rev. (Potlatch
Corp.), "A", 7.75%, 2025                                                                 $   250,000         $    273,240
-------------------------------------------------------------------------------------------------------------------------
Camden, AR, Environmental Improvement Rev. (International Paper Co.), "A", 5%, 2018          750,000              751,680
-------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Improvement (International Paper Co.), "A", 5.55%, 2022        250,000              256,272
-------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Refunding (International Paper Co.), "A", 6.7%, 2020           300,000              330,726
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,611,918
-------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing (Gorman Towers), "A", GNMA, 5.45%, 2037              $ 1,000,000         $  1,030,210
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 7.6%
-------------------------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev.,
FGIC, ETM, 7.4%, 2011++++                                                                $ 4,000,000         $  4,983,360
-------------------------------------------------------------------------------------------------------------------------
Lonoke County, AR, Residential Housing Facilities, FNMA, 7.9%, 2011                          159,462              164,925
-------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014                      2,750,000            1,749,935
-------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board, "A", GNMA, 5.75%, 2034                        1,900,000            1,956,487
-------------------------------------------------------------------------------------------------------------------------
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA,
7.5%, 2010++++                                                                             1,250,000            1,542,138
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 10,396,845
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 10.8%
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., "1", 0%, 2011                               $   570,000         $    344,622
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "B",
5%, 2029                                                                                     285,000              287,237
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "C",
GNMA, 5.35%, 2027                                                                          1,830,000            1,852,308
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "E",
GNMA, 5.4%, 2034                                                                             880,000              893,526
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA,
5.125%, 2024                                                                                 500,000              512,970
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA,
5.25%, 2035                                                                                3,495,000            3,588,876
-------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program, "B", GNMA,
4.45%, 2034                                                                                1,610,000            1,634,569
-------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, "F", GNMA, 7.45%, 2027                            432,500              437,785
-------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program,
5.3%, 2023                                                                                   690,000              699,094
-------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "B",
GNMA, 6.7%, 2027                                                                             995,000            1,021,417
-------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "D",
5.85%, 2024                                                                                1,305,000            1,360,032
-------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "I",
GNMA, 5.3%, 2033                                                                             615,000              623,616
-------------------------------------------------------------------------------------------------------------------------
Arkansas Housing Development Agency, Single Family Mortgage Program, ETM,
8.375%, 2011++++                                                                           1,000,000            1,307,220
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Mortgage Backed Securities, "A", 4.375%, 2017         165,000              167,548
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 14,730,820
-------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "B", 5%, 2018         $   175,000         $    181,499
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "B", AMBAC,
5.8%, 2020                                                                                   500,000              529,035
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    710,534
-------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Arkansas Student Loan Authority, "B", 6.25%, 2006++++                                    $ 2,000,000         $  2,108,880
-------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax, 7.375%, 2015                     $ 2,790,000         $  3,461,497
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                              1,000,000            1,033,730
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,495,227
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Settlement Rev., PR, 5.375%, 2033                                 $   240,000         $    228,130
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.6%
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "B", MBIA,
5.875%, 2021                                                                             $ 2,000,000         $  2,281,980
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", 5%, 2023                750,000              780,510
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", FGIC, 5%, 2022          500,000              533,460
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,595,950
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 12.2%
-------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU (Newport Campus), AMBAC, 5%, 2028             $   700,000         $    713,538
-------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Rev. (Hendrix College), 5.85%, 2016                          1,000,000            1,043,550
-------------------------------------------------------------------------------------------------------------------------
Pulaski, AR, Technical College, Student Tuition & Fee Rev., 5%, 2029, FGIC                 1,820,000            1,857,001
-------------------------------------------------------------------------------------------------------------------------
Siloam Springs, AR, Public Education Facilities, Capital Improvement (John Brown
-------------------------------------------------------------------------------------------------------------------------
University), AMBAC, 5.35%, 2020                                                              500,000              538,715
-------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC,
5.5%, 2020                                                                                 2,870,000            3,206,594
-------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC,
5%, 2027                                                                                   3,155,000            3,258,831
-------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC,
5%, 2032                                                                                   2,500,000            2,562,200
-------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Revs. (Fayetteville Campus), FGIC, 5.5%, 2016           1,765,000            2,002,975
-------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, "A", AMBAC, 5%, 2023                                       1,100,000            1,149,995
-------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5%, 2034                    250,000              255,150
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 16,588,549
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.5%
-------------------------------------------------------------------------------------------------------------------------
Arkansas State University Rev., Housing Systems, AMBAC, 5.15%, 2021                      $ 1,240,000         $  1,317,760
-------------------------------------------------------------------------------------------------------------------------
Arkansas Tech University Rev., Housing Systems, AMBAC, 5.2%, 2026                          1,000,000            1,058,210
-------------------------------------------------------------------------------------------------------------------------
Pope County, AR, Residential Housing, (Arkansas Tech University Project),
"A", 6%, 2027                                                                                500,000              490,575
-------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5.25%, 2029                 500,000              520,635
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,387,180
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Arkansas Power & Light Co.),
6.3%, 2018                                                                               $ 1,050,000         $  1,078,140
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.2%
-------------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                              $   470,000         $    481,990
-------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                                2,000,000            2,328,720
-------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                                6,000,000            7,253,880
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                              1,000,000            1,051,610
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 11,116,200
-------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.3%
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "I", AMBAC,
5.65%, 2014                                                                              $   375,000         $    393,499
-------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Revolving Loan Fund, "A", 5.85%, 2006++++          2,130,000            2,260,995
-------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                                  1,315,000            1,435,283
-------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2019                                     1,000,000            1,105,960
-------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2019           2,125,000            2,246,741
-------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2021           2,750,000            2,895,942
-------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022                            1,750,000            1,817,410
-------------------------------------------------------------------------------------------------------------------------
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2020                                765,000              851,743
-------------------------------------------------------------------------------------------------------------------------
South Sebastian County, AR, Water Refunding, MBIA, 5%, 2038                                1,000,000            1,017,970
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                          1,250,000            1,333,512
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 15,359,055
-------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $119,298,116)                                                        $130,431,416
-------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 3.7%
-------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 1.88%, due 1/06/05            $ 2,200,000         $  2,200,000
-------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 1.95%, due 1/06/05              2,000,000            2,000,000
-------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp., Special Facilities Rev. (Texas
Medical Center), MBIA, 1.85%, due 1/03/05                                                    400,000              400,000
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets
Program, "D", 1.85%, due 1/03/05                                                             420,000              420,000
-------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost (Identified Cost, $5,020,000)                           $  5,020,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $124,318,116)                                                            $135,451,416
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                             819,315
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $136,270,731
-------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed-to-maturity

Insurers
-------------------------------------------------------------------------------------------------------------------------
AMBAC       = AMBAC Indemnity Corp.
ASST GTY    = Asset Guaranty Insurance Co.
FGIC        = Financial Guaranty Insurance Co.
FNMA        = Federal National Mortgage Assn.
FSA         = Financial Security Assurance, Inc.
GNMA        = Government National Mortgage Assn.
MBIA        = Municipal Bond Investors Corp.
XLCA        = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------
RITES = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ARKANSAS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED)                   12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $124,284,478
                                                                  ============
Gross unrealized appreciation                                     $ 11,198,086
Gross unrealized depreciation                                          (31,148)
                                                                  ------------
Net unrealized appreciation (depreciation)                        $ 11,166,938
                                                                  ============

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                  NOTIONAL PRINCIPAL                                                               UNREALIZED
                                     AMOUNT OF           CASH FLOWS PAID               CASH FLOWS RECEIVED        APPRECIATION
EXPIRATION          CURRENCY         CONTRACT              BY THE FUND                     BY THE FUND           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
                                                     Fixed - 3 Year BMA Swap        Floating - 7 Day BMA
12/1/2007             USD         3,000,000          Index, (2.795%)                Swap Index                     $(7,365)

                                                     Fixed - 10 Year BMA Swap       Floating - 7 Day BMA
6/8/2015              USD         3,000,000          Index, (3.657%)                Swap Index                      11,258

                                                     Fixed - 10 Year BMA Swap       Floating - 7 Day BMA
6/15/2015             USD         3,000,000          Index, (3.702%)                Swap Index                      (5,036)

                                                     Fixed - 10 Year BMA Swap       Floating - 7 Day BMA
9/1/2015              USD         3,000,000          Index, (3.937%)                Swap Index                     (48,208)

                                                     Fixed - 12 Year BMA Swap       Floating - 7 Day BMA
1/11/2017             USD         2,000,000          Index, (3.937%)                Swap Index                     (41,780)

                                                     Fixed - 12 Year BMA Swap       Floating - 7 Day BMA
4/6/2017              USD         1,500,000          Index, (3.884%)                Swap Index                     (12,122)

                                                     Fixed - 12 Year BMA Swap       Floating - 7 Day BMA
4/20/2017             USD         2,000,000          Index, (3.714%)                Swap Index                      12,211
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Total                         $(91,042)
-------------------------------------------------------------------------------------------------------------------------------

MFS ARKANSAS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED

At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At December 31, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.46% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                         DATE OF             PAR
DESCRIPTION                                            ACQUISITION          AMOUNT               COST          VALUE
------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
Infrastructure, RITES, ETM, 8.4455%, 2019            10/5/2000           $1,250,000            $1,282,225      $1,544,525
------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
RITES, MBIA, 8.9455%, 2020                           3/30/2000            3,000,000             3,067,320       3,799,080
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency,
RITES, FSA, 8.4678%, 2017                             1/6/2000              735,000               689,548         893,231
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency,
RITES, FSA, 8.4678%, 2018                             1/6/2000            3,250,000             3,006,835       3,926,195
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $10,163,031
                                                                                                              ===========



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL.YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S),THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES,AND EXPENSES INVOLVED.THESE ELEMENTS,AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus,annual,and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets "on the home page. Week in Review, MFS Investmment Perspective ,and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed,and current holdings may be different.

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.3%
-------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.8%
-------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Habor Rev., "A" FGIC, 5.25%, 2018                                        $ 3,500,000         $  3,746,120
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Department of Airports Rev. (Ontario International Airport), "A",
FGIC, 6%, 2017                                                                             4,100,000            4,297,538
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Habor Department Rev.,"B", 5.375%, 2023                                   3,000,000            3,089,910
-------------------------------------------------------------------------------------------------------------------------
Port Oakland, CA, "K", FGIC, 5.75%, 2020                                                   4,000,000            4,366,360
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 15,499,928
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.7%
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA, 8.856%, 2017+++               $ 1,500,000         $  1,980,150
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC, 7.388%, 2020+++                 3,300,000            4,429,194
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, 7.8995%, 2014+++                                                   5,405,000            6,882,187
-------------------------------------------------------------------------------------------------------------------------
State of California, 10%, 2007                                                             1,055,000            1,255,693
-------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2016                                                            3,000,000            3,322,200
-------------------------------------------------------------------------------------------------------------------------
State of California, 5.125%, 2025                                                          2,000,000            2,090,680
-------------------------------------------------------------------------------------------------------------------------
State of California, 5.25%, 2029                                                           2,000,000            2,077,200
-------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7.2%, 2008                                                     1,600,000            1,837,328
-------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 6.3%, 2010                                                     3,000,000            3,521,550
-------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7%, 2010                                                       2,000,000            2,419,940
-------------------------------------------------------------------------------------------------------------------------
State of California, RITES, "B", 8.8764%, 2017+++                                          1,250,000            1,593,350
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 31,409,472
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 16.8%
-------------------------------------------------------------------------------------------------------------------------
Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027                             $ 1,500,000         $  1,556,055
-------------------------------------------------------------------------------------------------------------------------
Butte Glenn Community College District, "A", MBIA, 5%, 2026                                1,885,000            1,963,605
-------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, FSA, 5%, 2021                                    1,280,000            1,358,758
-------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union School District, Election 2002, "B", FGIC, 5.5%, 2033                  2,270,000            2,466,514
-------------------------------------------------------------------------------------------------------------------------
Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020                        1,185,000            1,356,813
-------------------------------------------------------------------------------------------------------------------------
Centinela Valley, CA, Union High School Election, "C" , FGIC, 5.2%, 2032                   1,000,000            1,061,010
-------------------------------------------------------------------------------------------------------------------------
Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                                1,000,000            1,036,430
-------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026                           1,200,000            1,309,764
-------------------------------------------------------------------------------------------------------------------------
Coronada, CA, Union School District, "A", 5.7%, 2020                                       1,285,000            1,449,377
-------------------------------------------------------------------------------------------------------------------------
Escondido, CA, Union School District, "A", FSA, 5%, 2026                                   1,000,000            1,037,600
-------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                                  4,275,000            4,744,994
-------------------------------------------------------------------------------------------------------------------------
Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                                  1,695,000            1,921,435
-------------------------------------------------------------------------------------------------------------------------
Little Lake, CA, City School District, "A", FSA, 6.125%, 2025                              1,035,000            1,173,721
-------------------------------------------------------------------------------------------------------------------------
Live Oak, CA, School District, Santa Cruz County, Election 2004, "A", MBIA, 5%, 2033       1,410,000            1,456,756
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District Election of 1997, "E", MBIA, 5.125%, 2027           5,000,000            5,251,900
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, RITES, FSA, 7.8995%, 2020+++                       5,000,000            5,977,900
-------------------------------------------------------------------------------------------------------------------------
Manhattan Beach, CA, Union High School, Election of 2000, Capital Appreciation, "A",
FGIC, 0%, 2020                                                                             2,415,000            1,147,487
-------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School Distric,t Election 2004, "A", FSA, 5%, 2026                1,715,000            1,793,255
-------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election 2004, "A", FSA, 5%, 2025                1,075,000            1,130,062
-------------------------------------------------------------------------------------------------------------------------
Morgan Hill, CA, Union School District, FGIC, 5.5%, 2020                                   2,545,000            2,824,288
-------------------------------------------------------------------------------------------------------------------------
Natomas Union School District, Election 2002 "B", FGIC, 5%, 2028                           1,430,000            1,483,139
-------------------------------------------------------------------------------------------------------------------------
Oceanside, CA, Union School District Election of 2000, "C", MBIA, 5.25%, 2032              1,940,000            2,050,270
-------------------------------------------------------------------------------------------------------------------------
Rowland, CA, Union School District, "A", FSA, 5.5%, 2020                                   1,250,000            1,388,838
-------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Union School District, "A", 5.875%, 2009++++                          2,075,000            2,409,656
-------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Union School District, "C", FSA, 5%, 2026                                   2,150,000            2,239,010
-------------------------------------------------------------------------------------------------------------------------
San Gabriel, CA, Union School District, "A" , FSA, 5%, 2024                                2,000,000            2,092,240
-------------------------------------------------------------------------------------------------------------------------
San Jose, CA, Evergreen Community College District, "B", FGIC, 5.5%, 2020                  1,425,000            1,605,633
-------------------------------------------------------------------------------------------------------------------------
San Ysidro, CA, School District, AMBAC, 6.125%, 2021                                         960,000            1,128,125
-------------------------------------------------------------------------------------------------------------------------
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                                   2,210,000            2,468,371
-------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2020                  1,120,000            1,268,490
-------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2021                  1,210,000            1,363,694
-------------------------------------------------------------------------------------------------------------------------
Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2020                              1,100,000            1,229,206
-------------------------------------------------------------------------------------------------------------------------
Visalia, CA, Union School District, COP, MBIA, 0%, 2005                                    4,655,000            4,567,346
-------------------------------------------------------------------------------------------------------------------------
Washington, CA, Union School District, Election of 1999, "A", FGIC, 5.625%, 2021           1,000,000            1,129,220
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 68,440,962
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.8%
-------------------------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020                      $ 2,000,000         $  2,079,760
-------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Marshall Hospital), "A",
5.25%, 2018                                                                                1,000,000            1,047,240
-------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Catholic Healthcare West, "G",
5.25%, 2023                                                                                2,000,000            2,058,720
-------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Health Facilities (Adventist
Health Systems), "A", 5%, 2033                                                             1,750,000            1,749,878
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall
Memorial Hospital), "A", 5%, 2018                                                          2,000,000            2,111,800
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Kaiser Permanente),
"A", 5.5%, 2032                                                                            2,000,000            2,084,960
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Los Angeles Childrens
Hospital), 5.125%, 2019                                                                    4,000,000            4,160,880
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2007+          3,645,000            3,385,658
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2008+          6,345,000            5,728,901
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Health Facilities
(Memorial Health Services), "A", 6%, 2023                                                  1,500,000            1,639,305
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development, "B", 5.625%, 2042                            4,000,000            4,161,560
-------------------------------------------------------------------------------------------------------------------------
Central California Joint Powers Health Financing (Community Hospitals of Central
California), 5.625%, 2021                                                                  1,000,000            1,026,620
-------------------------------------------------------------------------------------------------------------------------
Corona, CA, Certificate of Participants, Corona Community, 8%, 2005++++                      585,000              590,639
-------------------------------------------------------------------------------------------------------------------------
Kaweah Delta Health Care District Rev., 6%, 2034                                           2,000,000            2,145,860
-------------------------------------------------------------------------------------------------------------------------
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2029                  3,000,000            3,112,740
-------------------------------------------------------------------------------------------------------------------------
Tahoe Forest, CA, Hospital District Rev., "A", 5.85%, 2022                                 1,000,000            1,035,690
-------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024                       500,000              496,240
-------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.375%, 2034                 2,000,000            2,002,080
-------------------------------------------------------------------------------------------------------------------------
Washington Township, CA, Health Care Rev., 5%, 2018                                        1,000,000            1,029,950
-------------------------------------------------------------------------------------------------------------------------
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029                        2,000,000            2,133,960
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 43,782,441
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.6%
-------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Paradise Valley Estates),
5.125%, 2022                                                                             $ 1,000,000         $  1,047,700
-------------------------------------------------------------------------------------------------------------------------
La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                            1,000,000            1,073,960
-------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), 7.375%, 2027               475,000              499,814
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,621,474
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - OTHER - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Abag Finance Authority for Non-Profit Corporations (Rhoda Haas Goldman Plaza),
CHFC, 5.125%, 2015                                                                       $ 2,000,000         $  2,117,960
-------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
7.125%, 2016                                                                             $ 1,735,000         $  1,799,108
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.3%
-------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), 5.8%, 2016                                                                $ 2,000,000         $  1,900,720
-------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
Management Project), "A", 5.125%, 2031                                                     2,250,000            2,332,958
-------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Rev. (Laidlaw, Inc.), "A", 6.7%, 2007*              2,750,000               13,750
-------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev
(Republic Services, Inc.), "A", 4.95%, 2012                                                1,000,000            1,056,860
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,304,288
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                             $   960,000         $  1,023,437
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Del Mar, CA, Race Track Authority Rev., 6.2%, 2011                                       $ 1,365,000         $  1,442,245
-------------------------------------------------------------------------------------------------------------------------
Del Mar, CA, Race Track Authority Rev., 6.45%, 2013                                        1,350,000            1,356,345
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,798,590
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.1%
-------------------------------------------------------------------------------------------------------------------------
California Infrastruture & Economic Development Rev., MBIA, 5.5%, 2019                   $ 1,000,000         $  1,107,540
-------------------------------------------------------------------------------------------------------------------------
South Coast Air Quality Management District Building Corp., California Rev., "B"
AMBAC, 0%, 2005                                                                            3,480,000            3,439,249
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,546,789
-------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.2%
-------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Multi-Unit Rental Housing, "B II", 6.7%, 2015    $ 2,750,000         $  2,751,403
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
5.25%, 2025                                                                                6,000,000            6,278,400
-------------------------------------------------------------------------------------------------------------------------
Palmdale, CA, Multi-Family Housing Rev., "A", FNMA, 7.375%, 2024                           1,000,000            1,003,900
-------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2028                   3,000,000            3,166,440
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,200,143
-------------------------------------------------------------------------------------------------------------------------
PARKING - 0.3%
-------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020                                          $ 1,000,000         $  1,136,790
-------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Contra Costa, CA, Transportation & Sales Tax Rev., "A", ETM, 6.875%, 2007++++            $ 1,350,000         $  1,411,128
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.2%
-------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                  $    75,000         $     81,434
-------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities
Program, "B4", GNMA, 6.35%, 2029                                                              95,000               96,060
-------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010++++                       1,600,000            1,819,936
-------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023++++                         2,000,000            2,813,900
-------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev., GNMA, 7.375%, 2020                    15,000               15,059
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,826,389
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.0%
-------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                     $ 4,320,000         $  1,868,746
-------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                      7,175,000            2,156,805
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,025,551
-------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
-------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West
County Resource Recovery), "A", 5.125%, 2014                                             $ 1,000,000         $  1,030,680
-------------------------------------------------------------------------------------------------------------------------
South Bayside Waste Management Authority, California Solid Waste System Rev.,
AMBAC, 5.75%, 2020                                                                         2,100,000            2,364,621
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,395,301
-------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 3.2%
-------------------------------------------------------------------------------------------------------------------------
Grossmont, CA, COP, Union High School District, MBIA, 0%, 2006                           $ 6,000,000         $  5,754,240
-------------------------------------------------------------------------------------------------------------------------
Pasadena, CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018                    3,160,000            3,665,568
-------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Redevelopment Agency, Tax Allocation, "A", XLCA, 5%, 2037            2,000,000            2,027,580
-------------------------------------------------------------------------------------------------------------------------
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018                           1,500,000            1,704,090
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,151,478
-------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 12.1%
-------------------------------------------------------------------------------------------------------------------------
Anaheim, CA, Public Financing Authority Lease Rev., "A", FSA, 6%, 2024                   $ 1,000,000         $  1,197,610
-------------------------------------------------------------------------------------------------------------------------
Banning, CA, COP, Water Systems Improvement Project, AMBAC, 8%, 2019                         965,000            1,262,027
-------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev., Department of Corrections State Prison,
"A", 7.4%, 2010                                                                            5,000,000            6,043,700
-------------------------------------------------------------------------------------------------------------------------
California Public Works Board, Department of Justice, "D", 5.25%, 2020                     1,565,000            1,683,971
-------------------------------------------------------------------------------------------------------------------------
Fortuna, Parlier, & Susanville, CA, COP, "B", 7.375%, 2017                                   690,000              695,423
-------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, "B", 5.625%, 2038                                     5,000,000            5,276,050
-------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.5%, 2043                                                                            7,000,000            7,301,980
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC, 5.25%, 2027                  3,000,000            3,154,680
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027                             3,000,000            3,205,890
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Convention & Exhibition Center Authority, COP, 9%, 2005++++               1,900,000            2,018,522
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Convention & Exhibition Center Authority, COP, AMBAC, 0%, 2005            2,400,000            2,369,976
-------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010                              4,020,000            4,547,625
-------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2021             1,635,000            1,787,971
-------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., City Hall & Redevelopment Projects,
"A", FSA, 5%, 2032                                                                         2,000,000            2,047,100
-------------------------------------------------------------------------------------------------------------------------
Salinas CA, COP, Capital Improvement Projects, "A", 5.7%, 2028                             2,200,000            2,330,130
-------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County COP (San Bruno Jail No 3), AMBAC, 5.25%, 2033             3,930,000            4,110,701
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 49,033,356
-------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev., Community Facilities District No. 86-1,
AMBAC, 5.8%, 2020                                                                        $ 3,500,000         $  3,861,725
-------------------------------------------------------------------------------------------------------------------------
Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel
Community), 5.6%, 2017                                                                     1,455,000            1,568,737
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                              2,000,000            2,067,460
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                            1,600,000            1,660,368
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  9,158,290
-------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 5.6%
-------------------------------------------------------------------------------------------------------------------------
Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2005                                  $ 2,235,000         $  2,208,828
-------------------------------------------------------------------------------------------------------------------------
Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2006                                    2,415,000            2,331,151
-------------------------------------------------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project Area,
6.7%, 2014                                                                                   650,000              705,283
-------------------------------------------------------------------------------------------------------------------------
Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills Redevelopment
Project, "A", 5.5%, 2027                                                                   3,350,000            3,463,833
-------------------------------------------------------------------------------------------------------------------------
Huntington Park, CA, Public Financing Rev. Wastewater Systems Project, "A",
6.2%, 2025                                                                                 2,000,000            2,051,640
-------------------------------------------------------------------------------------------------------------------------
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities
District No. 89-1, 5.7%, 2020                                                              1,500,000            1,511,595
-------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Irrigation District, COP, Refunding & Capital Improvements, "B",
5.3%, 2022                                                                                 1,785,000            1,788,909
-------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Public Financing Authority (John Thurman Field Renovation), 6.125%, 2016      1,330,000            1,413,803
-------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa
Margarita), "A", 5.55%, 2017                                                               1,000,000            1,062,230
-------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center),
6.5%, 2010                                                                                   715,000              791,755
-------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center),
6.75%, 2015                                                                                  775,000              856,902
-------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev.,
Redevelopment Projects, "A", 5.25%, 2016                                                   3,120,000            3,238,123
-------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), "B" , AMBAC,
5.3%, 2020                                                                                 1,250,000            1,366,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 22,790,052
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., "A 1",
6.75%, 2039                                                                              $   620,000         $    621,928
-------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, Asset Backed, "A1", 6.25%, 2033                       1,485,000            1,486,886
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,108,814
-------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital Appreciation, "A",
0%, 2010++++                                                                             $ 2,500,000         $  3,056,575
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Alameda Corridor Transportaion Authority, California Rev., Capital Appreciation, "A",
AMBAC, 0%, 2030                                                                          $ 8,000,000         $  2,024,800
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 7.4%
-------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Fresno Pacific University), "A",
6.75%, 2019                                                                              $ 2,000,000         $  2,223,680
-------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
5.6%, 2017                                                                                 2,100,000            2,039,352
-------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Lutheran University), "C", 5%, 2029      2,500,000            2,504,000
-------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Pomona College), "B", 5.875%, 2019       2,000,000            2,264,500
-------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Santa Clara University), "A" , MBIA,
5%, 2027                                                                                   1,340,000            1,382,612
-------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
"B", 6%, 2012                                                                              1,400,000            1,470,812
-------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
"B", 6.625%, 2020                                                                          1,000,000            1,114,880
-------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
"B", 6.3%, 2007++++                                                                        1,000,000            1,106,930
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Notre Dame De Namur University, 6.625%, 2033             1,000,000            1,010,390
-------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA, Community College District, Election of 1999, "B" , FGIC,
0%, 2024                                                                                   6,000,000            2,251,980
-------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA, Community College District, Election of 1999, "B" , FGIC,
0%, 2025                                                                                   1,500,000              528,045
-------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A", 5.25%, 2023             1,450,000            1,493,471
-------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP, (Burnham Institute), 6.25%, 2029                                2,300,000            2,412,746
-------------------------------------------------------------------------------------------------------------------------
University of California Rev., RITES, MBIA, 7.6495%, 2016+++                               5,705,000            6,556,129
-------------------------------------------------------------------------------------------------------------------------
University of California, COP, San Diego Campus Projects, "A", 5.25%, 2032                 1,840,000            1,919,138
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 30,278,665
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.0%
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. Aspire Public Schools,
(Oakland Project), "A", 7.25%, 2031                                                      $   985,000         $  1,008,551
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2036                                                                   1,000,000            1,018,990
-------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, (Oakwood Schools) 5.7%, 2018                                         1,900,000            2,037,541
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,065,082
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.6%
-------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
Electric Co.), MBIA, 5.35%, 2016                                                         $ 3,500,000         $  3,794,805
-------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Southern
California Edison Co.), 6.4%, 2024                                                           500,000              501,700
-------------------------------------------------------------------------------------------------------------------------
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), "A",
4.9%, 2023                                                                                 2,000,000            1,999,880
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,296,385
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.9%
-------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2019                                     $ 1,420,000         $  1,606,048
-------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2020                                       1,160,000            1,307,042
-------------------------------------------------------------------------------------------------------------------------
Northern California Power Agency Public Power Rev., 5.85%, 2010                              880,000              980,602
-------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, Power Authority, Cogeneration Project Rev., MBIA, 5.875%, 2015             5,500,000            5,890,775
-------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority, Transmission Project Rev., "A", 0%, 2005       4,205,000            4,162,277
-------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority, Transmission Project Rev., "A", ETM,
0%, 2005++++                                                                               3,795,000            3,758,606
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                      800,000              833,392
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.3%, 2018                                      250,000              253,320
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013                             1,000,000            1,026,900
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 19,818,962
-------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.6%
-------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Central Valley Project Rev., "X", FGIC,
5%, 2029                                                                                 $ 2,000,000         $  2,052,440
-------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., 7%, 2012                     1,090,000            1,359,121
-------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012++++              405,000              512,054
-------------------------------------------------------------------------------------------------------------------------
Castalic Lake Water Agency, California Rev., Water Systems Improvement Project,
AMBAC, 5.125%, 2030                                                                        1,725,000            1,794,449
-------------------------------------------------------------------------------------------------------------------------
Culver City, CA, Wastewater Facilities Rev, "A", FGIC, 5.6%, 2019                          1,000,000            1,126,900
-------------------------------------------------------------------------------------------------------------------------
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2019                 1,065,000            1,211,501
-------------------------------------------------------------------------------------------------------------------------
Fairfield-Suisun, CA, Sewer District Rev., "A", MBIA, 0%, 2006                             2,080,000            2,019,888
-------------------------------------------------------------------------------------------------------------------------
Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031                        4,875,000            4,976,059
-------------------------------------------------------------------------------------------------------------------------
Los Angeles County, CA, Public Works Rev., Multiple Capital Facilities Project, "A" ,
AMBAC, 5.5%, 2020                                                                          2,970,000            3,289,453
-------------------------------------------------------------------------------------------------------------------------
Mojave, CA, Water Agency, Improvement District (M Morongo Basin), FGIC, 5.75%, 2015        2,625,000            2,820,851
-------------------------------------------------------------------------------------------------------------------------
Southern California Metropolitan Water District Rev., RITES, 8.911%, 2018+++               5,000,000            6,900,100
-------------------------------------------------------------------------------------------------------------------------
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement
Project, FGIC, 5%, 2032                                                                    2,750,000            2,815,038
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 30,877,854
-------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $373,394,982)                                                        $400,000,064
-------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 1.95%, due 1/06/05            $   400,000         $    400,000
-------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Adventist Hospital), "B", 2.2%,
due 1/03/05                                                                                  200,000              200,000
-------------------------------------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 1.98%, due 1/05/05                              1,050,000            1,050,000
-------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost (Identified Cost, $1,650,000)                           $  1,650,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $375,044,982)                                                            $401,650,064
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.3%                                                                           5,319,025
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $406,969,089
-------------------------------------------------------------------------------------------------------------------------

   * Non-income producing security.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

ETM = Escrowed to Maturity

COP = Certificate of Participation

The following abbreviations are used in the Portfolio of Investments and are defined:

Insurers
-------------------------------------------------------------------------------------------------------------------------
AMBAC       = AMBAC Indemnity Corp.
CHFC        = California Health Facilities Construction Program
FGIC        = Financial Guaranty Insurance Co.
FNMA        = Federal National Mortgage Assn.
FSA         = Financial Security Assurance, Inc.
GNMA        = Government National Mortgage Assn.
MBIA        = Municipal Bond Investors Corp.
XLCA        = XL Capital Insurance

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------
RITES = Residual Interest Tax-Exempt Security
ROLS = Residual Option Longs

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CALIFORNIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $374,984,020
                                                                   ============
Gross unrealized appreciation                                      $ 29,541,771
Gross unrealized depreciation                                        (2,875,727)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $ 26,666,044
                                                                   ============


(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                  NOTIONAL PRINCIPAL                                                               UNREALIZED
                                     AMOUNT OF           CASH FLOWS PAID               CASH FLOWS RECEIVED        APPRECIATION
EXPIRATION          CURRENCY         CONTRACT              BY THE FUND                     BY THE FUND           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
                                                         Fixed - 3 Year BMA           Floating - 7 Day BMA
12/1/2007            USD            9,000,000            Swap Index, (2.795%)             Swap Index                $(22,096)

                                                         Fixed - 12 Year BMA          Floating - 7 Day BMA
1/11/2017            USD            3,000,000            Swap Index, (3.937%)             Swap Index                 (62,670)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Total                         $(84,766)
-------------------------------------------------------------------------------------------------------------------------------

At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities
At December 31, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.43% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.




MFS CALIFORNIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED

                                                         DATE OF             PAR
DESCRIPTION                                            ACQUISITION          AMOUNT               COST          VALUE
------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, 7.8995%, 2014                  7/20/1999            $5,405,000        $5,672,548       $6,882,187
------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District,
RITES, FSA, 7.8995%, 2020                               3/4/2003             5,000,000         5,808,100        5,977,900
------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS,
Series II R 124B, XLCA, 8.856%, 2017                  10/22/2001             1,500,000         1,816,140        1,980,150
------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS,
Series II R 184C, FGIC, 7.388%, 2020                    8/5/2002             3,300,000         4,269,738        4,429,194
------------------------------------------------------------------------------------------------------------------------
Southern California Metropolitan Water
District Rev., RITES, 8.911%, 2018                      5/7/2001             5,000,000         5,819,300        6,900,100
------------------------------------------------------------------------------------------------------------------------
State of California, RITES, "B",
8.8764%, 2017                                           1/3/2000             1,250,000         1,273,450        1,593,350
------------------------------------------------------------------------------------------------------------------------
University of California Rev., RITES,
MBIA, 7.6495%, 2016                                     5/21/1999            5,705,000         5,783,273        6,556,129
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $34,319,010
                                                                                                              ===========



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) FLORIDA MUNICIPAL BOND FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Florida Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT       $ VALUE
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.5%
------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.1%
------------------------------------------------------------------------------------------------------------------
Florida Capital Projects Finance Authority Rev. (AAAE Airports Project),
"I", MBIA, 5%, 2020                                                                       $  500,000   $   526,190
------------------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018                            1,000,000     1,057,260
------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Aviation Authority Rev. (Tampa International Airport),
"A", FGIC, 5.875%, 2015                                                                      750,000       800,205
------------------------------------------------------------------------------------------------------------------
Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                                       1,000,000     1,116,820
------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                                 500,000       526,675
------------------------------------------------------------------------------------------------------------------
Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                                         500,000       534,270
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 4,561,420
------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030            $  375,000   $   380,464
------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.9%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 8.9455%, 2019+++                                $1,000,000   $ 1,266,360
------------------------------------------------------------------------------------------------------------------
Maimi-Dade County, FL, Educational Facilities Authority, "A", AMBAC, 5.5%, 2018            1,400,000     1,549,520
------------------------------------------------------------------------------------------------------------------
State of Florida, RITES, 7.388%, 2017+++                                                   3,000,000     3,435,420
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 6,251,300
------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 7.9%
------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                  $2,600,000   $ 3,449,628
------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014++++                            400,000       544,428
------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Public Education Capital Outlay, "A", 5.25%, 2024              1,000,000     1,076,190
------------------------------------------------------------------------------------------------------------------
Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027                      1,950,000     2,089,386
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 7,159,632
------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.5%
------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial
Hospital), 6.25%, 2023                                                                    $  495,000   $   522,750
------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                  250,000       256,943
------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health
Systems), 5.25%, 2013                                                                        500,000       528,260
------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Rev. (University Community
Hospital), MBIA, 6.5%, 2019                                                                1,000,000     1,254,230
------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
Research Foundation, Inc.), 6.375%, 2031                                                     500,000       516,760
------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities, Ascencion Health, "A", 5.25%, 2032                    1,000,000     1,032,110
------------------------------------------------------------------------------------------------------------------
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems),
5.5%, 2032                                                                                 1,000,000     1,047,040
------------------------------------------------------------------------------------------------------------------
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032                   750,000       768,945
------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev., Refunding & Improvement, Health
Systems (Monroe Regional Health System), 5.5%, 2014                                          500,000       535,525
------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                      500,000       535,745
------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical Center),
"B", 5.75%, 2022                                                                             500,000       511,450
------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                                                   200,000       204,330
------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center),
"A", 6.7%, 2019                                                                              250,000       265,502
------------------------------------------------------------------------------------------------------------------
Miami, FL, Health Facilities Authority Rev. (Catholic Health East),
"B", 5.25%, 2028                                                                             650,000       661,940
------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital),
6%, 2024                                                                                     500,000       541,690
------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
Healthcare), 5.75%, 2032                                                                   1,000,000     1,066,580
------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
Obligated Group), 6.5%, 2032                                                                 500,000       555,650
------------------------------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health
Care System), 5.625%, 2032                                                                   500,000       508,685
------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare),
6.25%, 2020                                                                                  300,000       308,760
------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical
Center), MBIA, 6.625%, 2013                                                                1,000,000     1,025,340
------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Aurora Health Care, Inc.), "A",
5.6%, 2029                                                                                   500,000       505,715
------------------------------------------------------------------------------------------------------------------
                                                                                                       $13,153,950
------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.3%
------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF Project), 8.875%, 2021            $  300,000   $   304,323
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.9%
------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.),
"A", 6.625%, 2033                                                                         $  500,000   $   554,200
------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                  200,000       202,916
------------------------------------------------------------------------------------------------------------------
                                                                                                       $   757,116
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.4%
------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                     $  300,000   $   321,480
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.3%
------------------------------------------------------------------------------------------------------------------
Hernando County, FL, Water & Sewer Rev., MBIA, 5%, 2029                                   $  500,000   $   516,655
------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, "CR",
7.875%, 2032##                                                                               160,000       165,694
------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.),
5.7%, 2026                                                                                   500,000       518,550
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 1,200,899
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.4%
------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), 6.25%, 2027                                                     $  500,000   $   538,325
------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Industrial Development Rev. (Champion International Corp.),
6.8%, 2012                                                                                   750,000       760,178
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 1,298,503
------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.2%
------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project),
MBIA, 5.5%, 2020                                                                          $1,000,000   $ 1,097,170
------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.7%
------------------------------------------------------------------------------------------------------------------
Collier County, FL, Housing Finance Authority Rev. (Goodlette Arms Housing Project),
"A", FNMA, 4.9%, 2032                                                                     $  500,000   $   536,655
------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), "D",
MBIA, 5.5%, 2020                                                                             500,000       526,325
------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Crossing At University Apartments),
AMBAC, 5.1%, 2018                                                                          1,180,000     1,207,093
------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Housing Finance Rev. (Westlake Apartments Project), Phase
II, FSA, 4.3%, 2012                                                                          155,000       159,297
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 2,429,370
------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 4.1%
------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                                      $1,160,000   $ 1,233,335
------------------------------------------------------------------------------------------------------------------
Pasco County, FL, Sales Tax Rev., Half Central, AMBAC, 5%, 2023                            1,000,000     1,057,370
------------------------------------------------------------------------------------------------------------------
Taylor County, FL, Sales Tax Rev., FGIC, 5.5%, 2020                                          500,000       552,650
------------------------------------------------------------------------------------------------------------------
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034                              815,000       838,056
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 3,681,411
------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.7%
------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022                      $   67,000   $    67,655
------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                          215,000       218,246
------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority, Multi-County Program, "A", GNMA,
7.2%, 2033                                                                                    70,000        70,464
------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated,
"3", GNMA, 5.3%, 2028                                                                        155,000       167,166
------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership
Mortgage), "A", GNMA, 5.2%, 2031                                                             590,000       607,281
------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Single Family Rev., "B", GNMA, 5.5%, 2022                             445,000       448,155
------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "A",
GNMA, 5.45%, 2034                                                                            940,000     1,002,341
------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "B",
GNMA, 7.25%, 2029                                                                            245,000       245,566
------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "B",
GNMA, 6.2%, 2031                                                                             475,000       490,390
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 3,317,264
------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.9%
------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev., Homeowner Mortgage, "4", FSA, 5.85%, 2031             $  685,000   $   699,481
------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev., Homeowner Mortgage, "5", 5%, 2034                        990,000     1,041,797
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 1,741,278
------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.2%
------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
Facilities (American Ref-Fuel Co. ), "A", 6.2%, 2019                                      $  200,000   $   211,238
------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.3%
------------------------------------------------------------------------------------------------------------------
Escambia County, FL, School Board, MBIA, 3.5%, 2005                                       $  500,000   $   500,565
------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "A", MBIA, 5.625%, 2020                               1,000,000     1,113,770
------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "B", MBIA, 5.625%, 2019                               1,000,000     1,114,200
------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                                1,000,000     1,096,180
------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, School Board, "A", AMBAC, 5.5%, 2021                                  750,000       833,535
------------------------------------------------------------------------------------------------------------------
St. Augustine, FL, Capital Improvement Rev, AMBAC, 5%, 2029                                1,000,000     1,034,220
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 5,692,470
------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.9%
------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC,
5.25%, 2027                                                                               $1,500,000   $ 1,599,270
------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                               130,000       135,940
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 1,735,210
------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 2.8%
------------------------------------------------------------------------------------------------------------------
Arbor Greene, FL, Community Development District, 5.75%, 2006                             $   56,000   $    56,699
------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, Florida Capital Improvement
Rev., "B", 5%, 2011                                                                          350,000       350,984
------------------------------------------------------------------------------------------------------------------
Fishawk Community Development District II, "B", 5%, 2007                                     110,000       111,593
------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, Florida Special Assessment Rev., "B",
6.25%, 2009                                                                                  115,000       118,425
------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District Florida Rev., Capital
Improvement, "B", 5.4%, 2008                                                                 340,000       343,240
------------------------------------------------------------------------------------------------------------------
Heritage Isles, FL, Community Development District, "A", 5.75%, 2005                         210,000       210,258
------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                             250,000       252,690
------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, Florida Special
Assessment, "B", 5.3%, 2009                                                                  200,000       202,724
------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, Florida Special Assessment,
"B", 5%, 2009                                                                                200,000       201,848
------------------------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022                     100,000       102,058
------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District (Palm Beach Gardens), "B",
5.375%, 2014                                                                                 200,000       200,460
------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 6.5%, 2009                       35,000        35,955
------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                           100,000       101,195
------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                   100,000       101,813
------------------------------------------------------------------------------------------------------------------
Renaissance Community Development of Florida, "B", 6.25%, 2008                               115,000       119,162
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 2,509,104
------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
5.3%, 2025                                                                                $  250,000   $   217,812
------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Financing Corp., Asset Backed, "B", 5.875%, 2039                250,000       225,775
------------------------------------------------------------------------------------------------------------------
                                                                                                       $   443,587
------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 3.8%
------------------------------------------------------------------------------------------------------------------
Florida Turnpike Authority Rev., Department of Transportation, "A", 5.75%, 2018           $2,000,000   $ 2,263,020
------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Expressway Authority, FGIC, 6%, 2010++++                            1,000,000     1,166,460
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 3,429,480
------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 4.9%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation, ROLS, Railroad II
R 227 1, MBIA, 8.946%, 2020+++                                                            $2,500,000   $ 3,417,250
------------------------------------------------------------------------------------------------------------------
Lee County, FL, Transportation Facilities Rev., "A", AMBAC, 5%, 2027                       1,000,000     1,040,610
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 4,457,860
------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.3%
------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC,
5.25%, 2020                                                                               $1,185,000   $ 1,297,729
------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                                        610,000       667,523
------------------------------------------------------------------------------------------------------------------
Florida Finance Authority, Capital Loan Projects, "F", MBIA, 5.125%, 2021                  1,000,000     1,020,400
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 2,985,652
------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.1%
------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy),
7.625%, 2021                                                                              $  100,000   $   105,864
------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.),
"B", 6.3%, 2032                                                                           $  120,000   $   128,188
------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.),
"C", 6.75%, 2038                                                                             215,000       233,445
------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev
(Reliant Energy Seward), "A", 6.75%, 2036                                                    150,000       155,514
------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric),
5.2%, 2033                                                                                   200,000       212,770
------------------------------------------------------------------------------------------------------------------
                                                                                                       $   729,917
------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.9%
------------------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                                      $  250,000   $   262,993
------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., Capital Appreciation, "A", FGIC,
0%, 2006++++                                                                               1,405,000       554,371
------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                                           1,000,000     1,059,730
------------------------------------------------------------------------------------------------------------------
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                                          720,000       764,906
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 2,642,000
------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 15.3%
------------------------------------------------------------------------------------------------------------------
Bay County, FL, Water Systems Rev., AMBAC, 5.625%, 2019                                   $1,000,000   $ 1,123,460
------------------------------------------------------------------------------------------------------------------
Florida Community Services Corp., AMBAC, 5.5%, 2018                                        1,125,000     1,253,025
------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority (Bonita Springs
Utilities Project), MBIA, 6.05%, 2015                                                      1,000,000     1,066,070
------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                                        1,000,000     1,097,720
------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                             1,000,000     1,038,100
------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                                             1,500,000     1,542,675
------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                                 1,000,000     1,032,630
------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                                      1,000,000     1,056,450
------------------------------------------------------------------------------------------------------------------
Seminole County, FL, Water & Sewer Rev., MBIA, ETM, 6%, 2019++++                           2,060,000     2,463,636
------------------------------------------------------------------------------------------------------------------
Seminole County, FL, Water & Sewer Rev., MBIA, 6%, 2019                                      940,000     1,116,250
------------------------------------------------------------------------------------------------------------------
Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA,
5%, 2024                                                                                   1,000,000     1,051,970
------------------------------------------------------------------------------------------------------------------
                                                                                                       $13,841,986
------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $80,491,439)                                                   $86,439,948
------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 4.4%
------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
2.15%, due 1/03/05                                                                        $  500,000   $   500,000
------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital
Loan Program, 2.17%, due 1/03/05                                                           3,500,000     3,499,996
------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost
(Identified Cost, $3,999,996)                                                                          $ 3,999,996
------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $84,491,435)                                                       $90,439,944
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                      103,330
------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $90,543,274
------------------------------------------------------------------------------------------------------------------
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed-to-maturity

Insurers
------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
FGIC            = Financial Guaranty Insurance Co.
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance, Inc.
GNMA            = Government National Mortgage Assn.
MBIA            = Municipal Bond Investors Corp.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------
RITES           = Residual Interest Tax-Exempt Security
ROLS            = Residual Option Longs

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLORIDA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) - 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $84,491,404
                                                ===========
Gross unrealized appreciation                   $ 6,054,077
Gross unrealized depreciation                      (105,537)
                                                -----------
Net unrealized appreciation (depreciation)      $ 5,948,540
                                                ===========

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

                                Notional
                                Principal                                                                  Unrealized
                                Amount of        Cash Flows Paid                 Cash Flows                Appreciation
Expiration          Currency    Contract           by the Fund                Received by the Fund        (Depreciation)
------------------------------------------------------------------------------------------------------------------------
                                                 Fixed - 3 Year BMA            Floating - 7 Day BMA
12/1/2007           USD         2,000,000        Swap Index, (2.795%)          Swap Index                   $ (4,910)
------------------------------------------------------------------------------------------------------------------------

                                                 Fixed - 10 Year BMA           Floating - 7 Day BMA
6/15/2015           USD         1,500,000        Swap Index, (3.702%)          Swap Index                     (2,518)

                                                 Fixed - 10 Year BMA           Floating - 7 Day BMA
6/22/2015           USD         1,000,000        Swap Index, (3.628%)          Swap Index                      6,793

                                                 Fixed - 12 Year BMA           Floating - 7 Day BMA
1/11/2017           USD         2,000,000        Swap Index, (3.937%)          Swap Index                    (41,780)

                                                 Fixed - 12 Year BMA           Floating - 7 Day BMA
3/22/2017           USD         2,500,000        Swap Index, (3.666%)          Swap Index                     21,978

                                                 Fixed - 12 Year BMA           Floating - 7 Day BMA
4/6/2017            USD         1,000,000        Swap Index, (3.884%)          Swap Index                     (8,081)

                                                 Fixed - 12 Year BMA           Floating - 7 Day BMA
4/20/2017           USD         1,000,000        Swap Index, (3.714%)          Swap Index                      6,106

------------------------------------------------------------------------------------------------------------------------
                                                                               Total                        $(22,412)
------------------------------------------------------------------------------------------------------------------------

MFS FLORIDA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED


At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities
At December 31, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.97% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                    DATE OF
DESCRIPTION                                         ACQUISITION         PAR AMOUNT        COST             VALUE
---------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway
& Transportation, ROLS, Railroad II R
227 1, MBIA, 8.946%, 2020                           4/25/2003           $2,500,000        $3,282,600       $3,417,250
---------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
RITES, MBIA, 8.9455%, 2019                          3/30/2000           1,000,000         1,030,240         1,266,360
---------------------------------------------------------------------------------------------------------------------
State of Florida, RITES, 7.388%, 2017               4/9/1999            3,000,000         3,042,840         3,435,420
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $8,119,030
                                                                                                           ==========

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) GEORGIA MUNICIPAL BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Georgia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
-------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Atlanta GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029                        $   750,000         $    768,975
-------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                                           1,000,000            1,044,830
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,813,805
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.7%
-------------------------------------------------------------------------------------------------------------------------
Columbia County, GA (Courthouse Detention Center), 5.625%, 2020                          $ 1,490,000         $  1,640,416
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029                             1,000,000            1,019,680
-------------------------------------------------------------------------------------------------------------------------
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities
-------------------------------------------------------------------------------------------------------------------------
Project), 5.5%, 2022                                                                       1,000,000            1,104,060
-------------------------------------------------------------------------------------------------------------------------
Oconee County, GA, Industrial Development Authority (Oiit Project), XLCA, 5.25%, 2023        750,000              806,295
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,570,451
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.1%
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 9.4755%, 2016+++                       $   500,000         $    646,290
-------------------------------------------------------------------------------------------------------------------------
Suwanee, GA, MBIA, 5.25%, 2032                                                               750,000              788,917
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,435,207
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 6.5%
-------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                        $   750,000         $    874,590
-------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, School District, 6.375%, 2010                                           2,000,000            2,328,580
-------------------------------------------------------------------------------------------------------------------------
Wilkes County, GA, School District, 5%, 2024                                               1,115,000            1,172,066
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,375,236
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 8.5%
-------------------------------------------------------------------------------------------------------------------------
Athens Clarke County, GA (Catholic Health East Issue), 5.5%, 2032                        $   500,000         $    515,725
-------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), "A",
6%, 2017                                                                                     350,000              382,294
-------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial
Health University), "A", 5.375%, 2026                                                        200,000              205,960
-------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev.,
Anticipation Certificates, AMBAC, 5.25%, 2023                                                750,000              815,430
-------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
5%, 2026                                                                                     350,000              348,278
-------------------------------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
System), 5.5%, 2031                                                                          500,000              514,545
-------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009         330,000              335,702
-------------------------------------------------------------------------------------------------------------------------
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022       2,000,000            2,114,740
-------------------------------------------------------------------------------------------------------------------------
Valdosta & Lowdes County, GA, Hospital Authority Rev. (Southern Georgia Medical
-------------------------------------------------------------------------------------------------------------------------
Center Project), AMBAC, 5.25%, 2027                                                          500,000              526,815
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,759,489
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.0%
-------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034     $   150,000         $    152,156
-------------------------------------------------------------------------------------------------------------------------
Richmond County, GA, Development Authority, Nursing Home Rev. (Beverly
-------------------------------------------------------------------------------------------------------------------------
Enterprises Georgia, Inc.), 8.75%, 2011                                                    1,190,000            1,202,388
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,354,544
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia
-------------------------------------------------------------------------------------------------------------------------
Waste Management Project), "A", 5.5%, 2016                                               $   500,000         $    521,285
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.2%
-------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch Project), 5.95%, 2032      $   750,000         $    799,327
-------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Development Authority (General Motors Corp.), 6%, 2021                   500,000              535,555
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                             $   160,000         $    170,573
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,505,455
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort
James), 5.625%, 2018                                                                     $   150,000         $    152,277
-------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (Stone Container Corp.), 7.4%, 2026        300,000              310,371
-------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017               1,000,000            1,118,260
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,580,908
-------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 5.0%
-------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Housing Authority, Multi-family Housing Rev. (Vineyard Pointe),
"A", GNMA, 5.5%, 2032                                                                    $   995,000         $  1,038,551
-------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Housing Authority Multi-family Housing Rev. (Castaways
Apartments), "A", GNMA, 5.4%, 2029                                                           595,000              618,919
-------------------------------------------------------------------------------------------------------------------------
Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                                   900,000              905,814
-------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Housing Authority (Chatham Gardens Project), FNMA, 5.625%, 2031                745,000              806,634
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,369,918
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.5%
-------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.5%, 2032                                     $ 1,000,000         $  1,005,640
-------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, 5.2%, 2020                 350,000              352,051
-------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A", 5.6%, 2032            740,000              746,357
-------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "B", 6.05%, 2019            70,000               70,677
-------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C", 5.8%, 2021            750,000              777,353
-------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C", 5.1%, 2022            750,000              762,653
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,714,731
-------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.5%
-------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assoc., Leasing Program, Rockdale County, GA
(Public Purpose Project), AMBAC, 5.625%, 2020                                            $   500,000         $    556,510
-------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project),
AMBAC, 5.9%, 2019                                                                          1,000,000            1,152,380
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,708,890
-------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Development Authority Rev., "A", 6.25%, 2020                         $   500,000         $    580,230
-------------------------------------------------------------------------------------------------------------------------
Dekalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029              400,000              413,564
-------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project),
6.25%, 2010++++                                                                              755,000              888,386
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,882,180
-------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                       $ 1,000,000         $  1,077,520
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Settlement Rev., PR, 5.375%, 2033                                 $   380,000         $    361,205
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036          $   610,000         $    656,872
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.6%
-------------------------------------------------------------------------------------------------------------------------
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                                $   980,000         $  1,158,801
-------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding),
"A", 5%, 2031                                                                                265,000              271,508
-------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), "A",
5.75%, 2017                                                                                1,000,000            1,139,350
-------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2016               1,000,000            1,128,340
-------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2018               1,000,000            1,135,320
-------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer University), 5.75%, 2021                     500,000              542,745
-------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Spelman College), 5.25%, 2021                       500,000              547,210
-------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009++++                                                                      $   500,000         $    551,045
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,474,319
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.4%
-------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.),
"A", 6%, 2021                                                                            $   500,000         $    521,240
-------------------------------------------------------------------------------------------------------------------------
Marietta, GA, Development Authority Rev., Student Housing (Southern Polytech
University), "A", 6.25%, 2007++++                                                          1,000,000            1,122,520
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,643,760
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.0%
-------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020                   $ 1,250,000         $  1,578,613
-------------------------------------------------------------------------------------------------------------------------
Griffin, GA, Combined Public Utility Rev., Refunding & Improvement, AMBAC, 5%, 2025          500,000              525,690
-------------------------------------------------------------------------------------------------------------------------
Griffin, GA, Combined Public Utility, Refunding & Improvement, AMBAC, 5%, 2021             1,000,000            1,068,930
-------------------------------------------------------------------------------------------------------------------------
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), "A", 6.8%, 2012        1,000,000            1,205,770
-------------------------------------------------------------------------------------------------------------------------
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2026                   350,000              375,070
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,754,073
-------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 26.2%
-------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 8.3764%, 2016+++                      $ 4,000,000         $  5,275,040
-------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                                    500,000              511,035
-------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                                          1,000,000            1,069,940
-------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2017                       1,000,000            1,174,270
-------------------------------------------------------------------------------------------------------------------------
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010++++                               470,000              549,002
-------------------------------------------------------------------------------------------------------------------------
Coweta County, GA, Development Authority Rev. (Newnan Water Sewer & Light
-------------------------------------------------------------------------------------------------------------------------
Commission Project), AMBAC, 5.75%, 2016                                                    1,000,000            1,124,760
-------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Water & Sewer Rev., 5.125%, 2031                                       1,200,000            1,243,092
-------------------------------------------------------------------------------------------------------------------------
Fairburn, GA, Utility Rev., 5.75%, 2020                                                      500,000              549,770
-------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010++++                               1,105,000            1,297,281
-------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                                    100,000              118,246
-------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, ETM, 6.375%, 2014++++                         2,150,000            2,546,740
-------------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Water & Sew Rev., FGIC, 5.625%, 2019                                      1,000,000            1,115,940
-------------------------------------------------------------------------------------------------------------------------
Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017                       1,000,000            1,144,830
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 17,719,946
-------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $60,709,387)                                                         $ 66,279,794
-------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C", 2.15%, due 11/01/41, at Identified Cost       $   600,000         $    600,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $61,309,387)                                                             $ 66,879,794
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                             783,429
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $ 67,663,223
-------------------------------------------------------------------------------------------------------------------------
   + Restricted security
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed-to-maturity

Insurers
-------------------------------------------------------------------------------------------------------------------------
AMBAC        = AMBAC Indemnity Corp.
ASST GTY     = Asset Guaranty Insurance Co.
FGIC         = Financial Guaranty Insurance Co.
FHA          = Federal Housing Administration
FNMA         = Federal National Mortgage Assn.
FSA          = Financial Security Assurance, Inc.
GNMA         = Government National Mortgage Assn.
MBIA         = Municipal Bond Investors Corp.
XLCA         = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------
RITES = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GEORGIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $61,312,929
                                                                    ===========
Gross unrealized appreciation                                       $ 5,592,390
Gross unrealized depreciation                                           (25,525)
                                                                    -----------
Net unrealized appreciation (depreciation)                          $ 5,566,865
                                                                    ===========

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                               NOTIONAL PRINCIPAL                                                          UNREALIZED
                                   AMOUNT OF              CASH FLOWS PAID           CASH FLOWS RECEIVED    APPRECIATION
EXPIRATION          CURRENCY       CONTRACT                 BY THE FUND                  BY THE FUND      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
                                                         Fixed - 3 Year BMA        Floating - 7 Day BMA
12/1/2007             USD          1,000,000             Swap Index, (2.795%)          Swap Index             $(2,455)

                                                         Fixed - 10 Year BMA       Floating - 7 Day BMA
6/8/2015              USD          1,000,000             Swap Index, (3.657%)          Swap Index               3,753

                                                         Fixed - 10 Year BMA       Floating - 7 Day BMA
6/15/2015             USD          1,500,000             Swap Index, (3.702%)          Swap Index              (2,518)

                                                         Fixed - 10 Year BMA       Floating - 7 Day BMA
9/1/2015              USD          1,000,000             Swap Index, (3.937%)          Swap Index             (16,070)

                                                         Fixed - 12 Year BMA       Floating - 7 Day BMA
1/11/2017             USD          1,000,000             Swap Index, (3.937%)          Swap Index             (20,890)

                                                         Fixed - 12 Year BMA       Floating - 7 Day BMA
4/6/2017              USD          1,000,000             Swap Index, (3.884%)          Swap Index              (8,082)

                                                         Fixed - 12 Year BMA       Floating - 7 Day BMA
4/20/2017             USD          1,000,000             Swap Index, (3.714%)           Swap Index              6,106
------------------------------------------------------------------------------------------------------------------------
                                                                                   Total                     $(40,156)
------------------------------------------------------------------------------------------------------------------------

MFS GEORGIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED


At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At December 31, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.75% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                      DATE OF
DESCRIPTION                                         ACQUISITION         PAR AMOUNT              COST            VALUE
------------------------------------------------------------------------------------------------------------------------

Atlanta, GA, Water & Wastewater Rev.,
RITES, FGIC, 8.3764%, 2016                           4/20/1999           $4,000,000           $4,668,400      $5,275,040
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency,
RITES, FSA, 9.4755%, 2016                             1/6/2000              500,000              519,760         646,290
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,921,330
                                                                                                              ==========



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) MARYLAND MUNICIPAL BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL.YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED.THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus,annual,and semiannual reports for each fund can be accessed by clicking "Funds,prospectuses,fact sheets "on the home page.Week in Review, MFS Investmment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed,and current holdings may be different.

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.9%
-------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Maryland Transportation Authority (Baltimore/Washington International Airport), "A",
AMBAC, 5%, 2027                                                                          $ 1,000,000         $  1,035,600
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.5%
-------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, "B", 7.15%, 2009                                                          $ 2,120,000         $  2,500,179
-------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                                 1,000,000            1,190,980
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029                             2,000,000            2,039,360
-------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Public Facilities, 5.25%, 2016                                       2,000,000            2,171,760
-------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Public Facilities, 5.2%, 2019                                        1,700,000            1,858,202
-------------------------------------------------------------------------------------------------------------------------
Maryland, State & Local Facilities Loan, First Series, 5.75%, 2010++++                     1,550,000            1,787,227
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 11,547,708
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 15.5%
-------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, 5%, 2015                                                        $ 2,000,000         $  2,141,660
-------------------------------------------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                                                           1,000,000              909,310
-------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008++++                    1,000,000            1,103,880
-------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008++++                    2,000,000            2,207,760
-------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Consolidated Public Improvement, 5%, 2020                           1,000,000            1,070,770
-------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Consolidated Public Improvement, 5%, 2021                             500,000              533,425
-------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Consolidated Public Improvement, "A", 5.75%, 2010++++               1,000,000            1,146,170
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, 0%, 2007                                                       5,110,000            4,788,274
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Consolidated Public Improvement, "A", 5%, 2023                 2,000,000            2,126,440
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Consolidated Public Improvement, FSA, 5.375%, 2015             1,500,000            1,652,445
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.4678%, 2019+++                         1,000,000            1,205,360
-------------------------------------------------------------------------------------------------------------------------
Washington, MD, Suburban Sanitation District, General Construction, "A",
5.25%, 2005++++                                                                              865,000              876,522
-------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010++++                                 1,620,000            1,853,944
-------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010++++                                 2,030,000            2,323,152
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 23,939,112
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 19.9%
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
"A", 5.75%, 2025                                                                         $ 1,000,000         $  1,049,340
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health
Systems), "A", FSA, 5%, 2023                                                               1,000,000            1,058,860
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health
Systems), "A", FSA, 5%, 2034                                                               1,585,000            1,625,941
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health
Systems), 5.5%, 2039                                                                       1,000,000            1,038,170
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County
General Hospital), 6%, 2037                                                                1,000,000            1,057,350
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community
Hospital), 5.5%, 2024                                                                      1,000,000            1,000,410
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
Hospital), 5.125%, 2035                                                                    1,000,000            1,010,210
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
Hospital), FGIC, 5.25%, 2013                                                               1,850,000            2,054,407
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
Hospital), ETM, 5.7%, 2009++++                                                             1,085,000            1,195,084
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
University), 5%, 2021                                                                        750,000              777,218
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), "A",
5.125%, 2034                                                                               1,000,000            1,014,630
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medalantic/Helix
Issue), "B", AMBAC, 5.25%, 2038                                                            1,500,000            1,622,565
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                                                   800,000              817,320
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical
Center), FSA, 5.625%, 2017                                                                 1,800,000            1,908,720
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
Hospital), 6.5%, 2026                                                                        500,000              569,315
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
"A", 5.5%, 2016                                                                            1,000,000            1,100,870
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of
Cecil County Issue), 5.625%, 2032                                                          1,000,000            1,042,440
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical Systems), 6.625%, 2020                                                             1,000,000            1,136,260
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical Systems), "B", AMBAC, 5%, 2024                                                     1,000,000            1,055,160
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Upper Chesapeake
Hospital), "A", FSA, 5.5%, 2020                                                            2,000,000            2,135,300
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue), AMBAC,
ETM, 5%, 2027++++                                                                          2,500,000            2,675,925
-------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA,
10.195%, 2022++                                                                            1,400,000            1,989,162
-------------------------------------------------------------------------------------------------------------------------
Maryland State Health & Higer Educational Facilities Authority Rev. (Catholic Health),
"A", 6%, 2020                                                                                245,000              278,636
-------------------------------------------------------------------------------------------------------------------------
Maryland State Health & Higher Educational Facilities Authority Rev. (Catholic Health),
ETM, "A", 6%, 2020++++                                                                       755,000              868,220
-------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Economic Development (Trinity Healthcare Group), 5.125%, 2022         500,000              523,185
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 30,604,698
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Bradford Oaks
-------------------------------------------------------------------------------------------------------------------------
Nursing & Rehabilitation Center), 6.375%, 2027                                           $ 1,000,000         $  1,007,670
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), "A",
6%, 2035                                                                                     150,000              153,500
-------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A",
6.25%, 2034                                                                                  400,000              412,072
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,573,242
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B", 6.5%, 2011            $ 1,500,000         $  1,587,750
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority, Resources Recovery Rev. (Baltimore
-------------------------------------------------------------------------------------------------------------------------
Resco Retrofit Project), 5%, 2012                                                        $   690,000         $    708,188
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                             $   375,000         $    399,780
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority, Economic Development (Baltimore
Aquarium Project), 5.2%, 2026                                                            $ 1,000,000         $  1,043,650
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Harford County MD, Economic Development Rev. (Battelle Memorial Institute Project),
5.25%, 2034                                                                              $ 1,600,000         $  1,661,568
-------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Authority, Economic Development Rev., 8%, 2006++++                     2,825,000            3,126,202
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,787,770
-------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., 7.75%, 2009                                      $   505,000         $    504,869
-------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., "A", FNMA, 7.25%, 2023                             1,065,000            1,074,489
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration (Waters Landing II Apartments),
"A", GNMA, 5.875%, 2033                                                                    1,500,000            1,582,680
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5%, 2034                                 940,000              945,405
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.1%, 2044                             1,000,000            1,009,330
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Housing, "D", 5%, 2032                      1,000,000            1,002,740
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Multi-Family Housing Insured
Mortgage, "B", 5.6%, 2032                                                                  1,250,000            1,296,413
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,415,926
-------------------------------------------------------------------------------------------------------------------------
PARKING - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
Medical Institutions), AMBAC, 5%, 2034                                                   $ 1,500,000         $  1,550,370
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing, Single Family Collateral, "A", 7.4%, 2032           $   155,000         $    156,497
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing, Single Family Collateral, "A", GNMA,
5.6%, 2034                                                                                   170,000              174,905
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing, Single Family Step Coupon, "A", GNMA,
5.375%, 2018                                                                                 300,000              309,219
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    640,621
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.0%
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Housing, "A", 5.875%, 2016                $ 1,280,000         $  1,333,760
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Residential, "B", 4.75%, 2019               1,500,000            1,520,160
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Single Family Program, First
Series, 5.15%, 2018                                                                        2,000,000            2,049,120
-------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Single Family Program, Second
Series, 4.5%, 2024                                                                           820,000              833,391
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed
Securities, "A", 4.75%, 2023                                                                 180,000              180,115
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Mortgage Backed Securities, "A",
4.375%, 2017                                                                                 305,000              309,709
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,226,255
-------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Southwest County Resource
Recovery), MBIA, 7.2%, 2005                                                              $ 1,000,000         $  1,000,000
-------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority, Solid Waste Rev., 6%, 2006                    1,100,000            1,151,964
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,151,964
-------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 5.3%
-------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Certificates of Participation, 8%, 2019                               $   680,000         $    981,566
-------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Certificates of Participation, 8%, 2019                                   805,000            1,162,001
-------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Certificates of Participation, 8%, 2019                                   385,000              555,740
-------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Certificates of Participation, 8.15%, 2021                                450,000              659,920
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Certificates of Participation, "A", MBIA, 0%, 2005             2,495,000            2,470,150
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Certificates of Participation, "A", MBIA, 0%, 2006             2,490,000            2,403,622
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  8,232,999
-------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.2%
-------------------------------------------------------------------------------------------------------------------------
Maryland Stadium Authority, Lease Rev. (Convention Center Expansion), AMBAC,
5.875%, 2012                                                                             $ 1,000,000         $  1,024,370
-------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Lease Development Authority Rev., MBIA, 0%, 2009               1,500,000            1,313,010
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E", 5.7%, 2010++++          1,235,000            1,401,355
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2013+++                             500,000              645,210
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2016+++                           1,520,000            2,001,749
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,385,694
-------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                            $ 1,000,000         $  1,033,730
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                            1,000,000            1,037,730
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,071,460
-------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029       $ 1,555,000         $  1,631,832
-------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (National Business Park Project), "B",
5.125%, 2028                                                                               1,000,000            1,052,570
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,684,402
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                  $   240,000         $    228,129
-------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, Tobacco Settlement, Asset Backed, "B",
5.5%, 2041                                                                                   400,000              366,720
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                  250,000              237,540
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    832,389
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.3%
-------------------------------------------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev. (St. John's College), 5.5%, 2018                $   750,000         $    787,598
-------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Economic Development (Community College Project),
5.25%, 2028                                                                                1,600,000            1,680,256
-------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College), "A",
5.7%, 2020                                                                                   850,000              895,381
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College),
5.375%, 2025                                                                                 500,000              532,290
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
University), 5.625%, 2027                                                                  1,400,000            1,479,786
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
University), "A", 5%, 2032                                                                 2,000,000            2,057,840
-------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), "A",
MBIA, 5.5%, 2016                                                                           3,000,000            3,211,680
-------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2006++++                        1,135,000            1,096,035
-------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2008++++                        1,400,000            1,275,386
-------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, MBIA, 6.05%, 2015                                   1,500,000            1,755,825
-------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Educational Facilities Rev. (McDaniel College), 5.5%, 2032                1,000,000            1,034,270
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 15,806,347
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A",
6%, 2034                                                                                 $ 1,000,000         $  1,023,950
-------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (University of Maryland College Park Project),
AMBAC, 5%, 2019                                                                            1,850,000            1,967,845
-------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing (Salisbury), "A", 6%, 2019         1,000,000            1,052,500
-------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University),
"A", 5.75%, 2029                                                                           1,000,000              996,040
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,040,335
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.4%
-------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.911%, 2015+++                                 $ 1,680,000         $  1,985,021
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                              1,500,000            1,577,415
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 7.8888%, 2015+++                    1,400,000            1,613,122
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,175,558
-------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 5.1%
-------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Revenue., Refunding Water Projects, "A", FGIC, 5.125%, 2032       $ 1,000,000         $  1,043,880
-------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Rev., LEVRRS, MBIA, 9.2257%, 2020++                                         3,000,000            4,074,030
-------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020                             2,000,000            2,358,000
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009++++                           290,000              349,479
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,825,389
-------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $137,175,806)                                                        $149,267,207
-------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.6%
-------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobile Corp.), 1.5%,
due 1/03/05                                                                              $ 1,400,000         $  1,400,000
-------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp., Special Facilities Rev. (Texas
Medical Center), MBIA, 2.2%, due 1/03/05                                                     100,000              100,000
-------------------------------------------------------------------------------------------------------------------------
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co. Project),
1.55%, due 1/03/05                                                                           300,000              300,000
-------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital Loan Program,
1.7%, due 1/03/05                                                                            600,000              600,000
-------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost (Identified Cost, $2,400,000)                           $  2,400,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $139,575,806)                                                            $151,667,207
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                           2,362,700
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $154,029,907
-------------------------------------------------------------------------------------------------------------------------

  ++ Inverse floating rate security.
   + Restricted security.
++++ Refunded bond.

The following abbreviations for insurers are used in the Portfolio of Investments and are defined:

ETM               = Escrowed-to-maturity

Insurers
-------------------------------------------------------------------------------------------------------------------------
AMBAC             = AMBAC Indemnity Corp.
FGIC              = Financial Guaranty Insurance Co.
FHA               = Federal Housing Administration
FSA               = Financial Security Assurance, Inc.
GNMA              = Government National Mortgage Assn.
MBIA              = Municipal Bond Investors Corp.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------
LEVRRS            = Leveraged Reverse Rate Securities
RIBS              = Residual Interest Bonds
RITES             = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MARYLAND MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $139,469,198
                                                                   ============
Gross unrealized appreciation                                      $ 12,517,186
Gross unrealized depreciation                                          (319,177)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $ 12,198,009
                                                                   ============


(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                  NOTIONAL PRINCIPAL                                                               UNREALIZED
                                     AMOUNT OF           CASH FLOWS PAID               CASH FLOWS RECEIVED        APPRECIATION
EXPIRATION          CURRENCY         CONTRACT              BY THE FUND                     BY THE FUND           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
                                                       Fixed - 3 Year BMA Swap        Floating - 7 Day BMA
12/1/2007             USD            3,000,000         Index, (2.795%)                Swap Index                    $  (7,365)

                                                       Fixed - 10 Year BMA Swap       Floating - 7 Day BMA
9/1/2015              USD            2,000,000         Index, (3.937%)                Swap Index                      (32,139)

                                                       Fixed - 12 Year BMA Swap       Floating - 7 Day BMA
1/11/2017             USD            3,500,000         Index, (3.937%)                Swap Index                      (73,115)

                                                       Fixed - 12 Year BMA Swap       Floating - 7 Day BMA
3/22/2017             USD            1,300,000         Index, (3.666%)                Swap Index                       11,429

                                                       Fixed - 12 Year BMA Swap       Floating - 7 Day BMA
4/6/2017              USD            2,000,000         Index, (3.884%)                Swap Index                      (16,163)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Total                         $(117,353)
-------------------------------------------------------------------------------------------------------------------------------

At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS MARYLAND MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED

(3) Restricted Securities At December 31, 2004, the fund owned the following securities, which are subject to legal and contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 4.84% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                         DATE OF             PAR
DESCRIPTION                                            ACQUISITION          AMOUNT               COST          VALUE
------------------------------------------------------------------------------------------------------------------------

Guam Power Authority Rev.,
RITES, AMBAC, 7.911%, 2015                              5/20/1999         $1,680,000          $1,760,909      $1,985,021
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power
Authority Rev., RITES, FSA, 7.8888%, 2015               9/16/1999          1,400,000           1,367,100       1,613,122
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency,
RITES, FSA, 8.4678%, 2019                                1/6/2000          1,000,000             905,080       1,205,360
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES,
AMBAC, 8.1725%, 2013                                    9/30/1999            500,000             509,110         645,210
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES,
AMBAC, 8.1725%, 2016                                    3/31/1999          1,520,000           1,729,851       2,001,749
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,450,462
                                                                                                              ==========



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Massachusetts Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.2%
-------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.2%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125%, 2017                                          $ 1,460,000         $  1,659,246
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                                  1,275,000            1,375,139
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                                     3,000,000            3,062,400
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6%, 2015                                           1,000,000            1,132,740
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013++++                                        705,000            1,033,192
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  8,262,717
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 16.1%
-------------------------------------------------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010++++                                                         $ 3,645,000         $  4,153,769
-------------------------------------------------------------------------------------------------------------------------
Brookline, MA, 5.375%, 2019                                                                1,800,000            1,986,102
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009++++                                            1,000,000            1,145,390
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                                            2,500,000            2,762,875
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009++++                                     1,150,000            1,315,658
-------------------------------------------------------------------------------------------------------------------------
Greater Lawrence, MA, San District, MBIA, 5.625%, 2020                                     1,640,000            1,837,062
-------------------------------------------------------------------------------------------------------------------------
Lynn, MA, AMBAC, 5.125%, 2018                                                              3,690,000            4,000,587
-------------------------------------------------------------------------------------------------------------------------
Mansfield, MA, FSA, 5.375%, 2017                                                           1,170,000            1,288,123
-------------------------------------------------------------------------------------------------------------------------
Middleborough, MA, FGIC, 5.6%, 2014                                                           75,000               83,272
-------------------------------------------------------------------------------------------------------------------------
Salisbury, MA, MBIA, 5.25%, 2031                                                           2,790,000            2,971,238
-------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Capital Appreciation Consolidated Loan, "C", ETM,
0%, 2005++++                                                                               2,000,000            1,960,420
-------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "A", 6%, 2010++++                               3,000,000            3,480,060
-------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "B", 5.625%, 2010++++                           2,000,000            2,268,660
-------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "B", 5.75%, 2010++++                            1,000,000            1,140,540
-------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "C", 5.75%, 2010++++                            2,000,000            2,278,840
-------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "D", MBIA, 5%, 2021                             1,380,000            1,525,756
-------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, MBIA, 5%, 2012++++                                                 1,000,000            1,106,000
-------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2017                                                               1,000,000            1,113,930
-------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2019                                                               1,000,000            1,109,850
-------------------------------------------------------------------------------------------------------------------------
Westford, MA, FGIC, 5.25%, 2020                                                            2,250,000            2,446,605
-------------------------------------------------------------------------------------------------------------------------
Weymouth, MA, MBIA, 5.375%, 2020                                                           1,250,000            1,361,313
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 41,336,050
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 5.7%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, RITES, 9.7135%, 2016+++                      $ 4,835,000         $  6,669,012
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Unrefunded Balance "A", 5.75%, 2018              320,000              360,435
-------------------------------------------------------------------------------------------------------------------------
Maynard, MA, MBIA, 5.5%, 2021                                                              1,000,000            1,131,280
-------------------------------------------------------------------------------------------------------------------------
Springfield, MA, FSA, 6.25%, 2019                                                          2,600,000            3,014,388
-------------------------------------------------------------------------------------------------------------------------
Worcester, MA, "A", FSA, 6%, 2016                                                          2,955,000            3,385,248
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 14,560,363
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 4.7%
-------------------------------------------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                                                    $ 2,165,000         $  2,227,698
-------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 7.911%, 2015+++                1,365,000            1,743,132
-------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 7.911%, 2016+++                1,430,000            1,834,032
-------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 7.911%, 2018+++                1,565,000            2,013,999
-------------------------------------------------------------------------------------------------------------------------
Narragansett, MA, Regional School District, AMBAC, 6%, 2019                                1,720,000            1,972,668
-------------------------------------------------------------------------------------------------------------------------
Tantasquama, MA, Regional School District, FSA, 5.375%, 2016                               2,000,000            2,222,120
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 12,013,649
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 9.7%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Massachusetts Biomedical Research,
"C", 6.375%, 2016                                                                        $    50,000         $     56,600
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical
Center), "F", 5.75%, 2033                                                                  2,000,000            2,099,100
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
Systems), 6.25%, 2031                                                                      1,350,000            1,431,243
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
6.5%, 2012                                                                                   500,000              558,935
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B",
6.25%, 2022                                                                                   20,000               21,215
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health
Systems, Inc.), 6.5%, 2017                                                                    75,000               83,363
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health
Systems, Inc.), 6%, 2031                                                                   1,000,000            1,049,760
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
5.25%, 2018                                                                                1,330,000            1,248,325
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
Hospital), 6.35%, 2032                                                                        50,000               52,445
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville
Regional Hospital), "C", 5.25%, 2018                                                       1,500,000            1,467,315
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), "C",
5.5%, 2016                                                                                   800,000              812,632
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
Center Hospital), "H" , FGIC, 5.375%, 2018                                                 1,000,000            1,100,930
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
Center Hospital), "H" , FGIC, 5.375%, 2019                                                   815,000              897,258
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Newton Wellesley
Hospital), "G", MBIA, 6.125%, 2015                                                         1,000,000            1,096,530
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
Hospital), 6.625%, 2018                                                                      475,000              484,965
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
Systems), 5.75%, 2021                                                                        100,000              110,869
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
Systems), "A", MBIA, 5.375%, 2018                                                          2,000,000            2,133,660
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital),
"F", 5.625%, 2019                                                                          2,000,000            2,084,540
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts Memorial Hospital), 6.5%, 2021                                               1,000,000            1,090,910
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Revenue (New England
Medical Center Hospital), "H" , FGIC, 5%, 2025                                             1,135,000            1,177,370
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Catholic Health
East Issue, 5.5%, 2032                                                                     1,575,000            1,612,202
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Mass
Biomedical Research), "A", 0%, 2010                                                        5,300,000            4,308,900
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 24,979,067
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance Authority, Alzheimers Center Project,
FHA, 5.5%, 2012                                                                          $   310,000         $    329,982
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., First Mortgage Loomis
Communities Project, "A", 6.9%, 2032                                                         530,000              566,088
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Beverly Enterprises), 8.375%, 2009           1,725,000            1,732,780
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,628,850
-------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for
Deaf Children), 6.1%, 2019                                                               $ 1,000,000         $  1,014,060
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 2.1%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (Delta Air Lines, Inc.), "A", AMBAC, 5.5%, 2019        $ 2,000,000         $  2,104,100
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016                       1,900,000            2,024,773
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), "A", MBIA,
5.625%, 2023                                                                               1,140,000            1,202,951
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,331,824
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027       $   750,000         $    798,780
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
Management, Inc.), 6.9%, 2029                                                              1,000,000            1,134,050
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,932,830
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.8%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Flour
Corp.), 5.625%, 2019                                                                     $ 1,675,000         $  1,763,541
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017               2,100,000            2,279,109
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                 595,000              634,317
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,676,967
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Ld Bk Rev., AMBAC, 5%, 2029                                       $   785,000         $    809,139
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (WHGH Educational Foundation),
"A", AMBAC, 5.375%, 2042                                                                   3,000,000            3,187,170
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,996,309
-------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.0%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Morville House Apartments), "A" LOC,
4.95%, 2023                                                                              $ 2,500,000         $  2,498,700
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes),
"I-A", 5%, 2024                                                                            1,185,000            1,182,002
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                                 720,000              719,417
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                                   1,240,000            1,250,949
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                                 1,565,000            1,577,692
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                                 1,445,000            1,446,878
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Housing Rev., Rental Mortgage, "A",
AMBAC, 5.7%, 2020                                                                          1,515,000            1,560,602
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 10,236,240
-------------------------------------------------------------------------------------------------------------------------
PARKING - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009++++   $   450,000         $    522,860
-------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009++++       500,000              580,955
-------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009++++       250,000              290,477
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,394,292
-------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Route 3 North Transportation Improvement Associates, MBIA, 5.625%, 2010++++              $ 1,500,000         $  1,706,895
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "102", 5%, 2029        $ 1,500,000         $  1,510,650
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "51", MBIA,
6.35%, 2022                                                                                  765,000              789,204
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "79", FSA,
5.85%, 2021                                                                                  210,000              218,223
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "91", 5.5%, 2031         1,430,000            1,438,222
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "93", 5.05%, 2020          470,000              477,407
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,433,706
-------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates),
6.7%, 2014                                                                               $   600,000         $    642,024
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Semass Systems, "B", MBIA,
5.625%, 2016                                                                               1,125,000            1,264,523
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
Haverhill Associates), 5.5%, 2013                                                             25,000               25,428
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
Haverhill Associates), 5.6%, 2019                                                          1,925,000            1,940,496
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,872,471
-------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Visual & Performing Arts Project,
6%, 2015                                                                                 $ 1,235,000         $  1,469,712
-------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.5%
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2016+++                         $ 2,500,000         $  3,292,350
-------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project, "B", AMBAC, 5.5%, 2018            1,400,000            1,555,596
-------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project, "1", AMBAC, 5.25%, 2023           1,500,000            1,619,610
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,467,556
-------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E", AMBAC,
5%, 2013                                                                                 $   895,000         $    941,844
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E", AMBAC,
5%, 2015                                                                                      90,000               94,377
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., Issue E,
AMBAC, 5.3%, 2016                                                                          1,490,000            1,554,755
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., Issue G, "A",
MBIA, 6.05%, 2017                                                                             70,000               73,397
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,664,373
-------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.8%
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                            $ 2,950,000         $  3,049,504
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                            1,420,000            1,473,577
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,523,081
-------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 6.7%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Prerefunded Assessment, "A",
5.75%, 2010++++                                                                          $ 3,460,000         $  3,962,703
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, "A", 5%, 2034                                  3,500,000            3,601,220
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Assessment, "A", 5.25%, 2030                   2,930,000            3,066,245
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Special Obligations, Dedicated Tax Rev., FGIC, 5%, 2034                      6,500,000            6,670,365
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 17,300,533
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                  $   700,000         $    665,378
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 18.4%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", MBIA, 5.625%, 2009++++       $ 1,650,000         $  1,876,215
-------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", XLCA, 5.25%, 2023              1,000,000            1,075,950
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
-------------------------------------------------------------------------------------------------------------------------
Pharmacy), "C", 5.75%, 2033                                                                1,000,000            1,043,060
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059          1,500,000            1,763,205
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Deerfield Academy), "A", 5%, 2028           1,000,000            1,029,870
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern Nazarene College), 5.625%, 2019     1,000,000              925,680
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034              1,000,000            1,050,220
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
Pharmacy), 6.625%, 2020                                                                       50,000               55,313
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021        1,000,000            1,069,040
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.75%, 2019            1,000,000            1,066,460
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.85%, 2029            1,000,000            1,047,140
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College),
6.125%, 2032                                                                               1,115,000            1,153,702
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Higher Education (Smith College),
5.5%, 2010++++                                                                             1,210,000            1,380,888
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Olin College, "B", XLCA, 5.25%, 2033        3,000,000            3,148,650
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Authority Rev. (University of Massachusetts),
"A", FGIC, 5.625%, 2018                                                                    2,170,000            2,446,046
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), "K",
5.25%, 2023                                                                                4,350,000            4,409,595
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "D",
AMBAC, 6.05%, 2010++++                                                                     1,745,000            2,045,349
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "F",
FGIC, 5%, 2023                                                                               500,000              527,850
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts Worcester Campus), "B" , FGIC, 5.125%, 2019                                  1,780,000            1,931,069
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "A", FGIC, 5.75%, 2019                                                     2,395,000            2,720,552
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "A", FGIC, 5.85%, 2020                                                     1,200,000            1,371,372
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "C", MBIA, 5.25%, 2031                                                     3,000,000            3,171,570
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wellseley College), "H",
5%, 2033                                                                                   1,000,000            1,025,020
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College), "B",
MBIA, 5.5%, 2021                                                                           3,275,000            3,639,671
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA,
0%, 2009                                                                                   1,000,000              863,540
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA,
0%, 2010                                                                                   1,000,000              820,370
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA,
0%, 2011                                                                                     500,000              391,065
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Lesley College), "A", CNIE LEE,
6.3%, 2025                                                                                 2,000,000            2,079,720
-------------------------------------------------------------------------------------------------------------------------
Massachusetts State College Building Authority Project Rev., "A", XLCA, 5%, 2043           1,110,000            1,125,773
-------------------------------------------------------------------------------------------------------------------------
Massachusetts State Health & Educational Facilities Authority Rev. (Williams College),
"H", 5%, 2028                                                                              1,000,000            1,030,680
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 47,284,635
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 5.1%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
6.5%, 2028                                                                               $ 1,300,000         $  1,389,999
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School),
5.55%, 2019                                                                                1,000,000            1,065,110
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School),
5.65%, 2029                                                                                1,000,000            1,037,120
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Middlesex School Education
Project, 5.125%, 2023                                                                        500,000              532,870
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Belmont Hill School), 5.625%, 2020           1,150,000            1,232,996
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027                 2,000,000            2,065,220
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Dana Hall School), 5.9%, 2007++++            1,340,000            1,478,248
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Groton School), "A", 5%, 2008++++            2,960,000            3,226,518
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Tabor Academy), 5.4%, 2018                   1,000,000            1,059,770
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,087,851
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Devens Electric Systems),
5.625%, 2016                                                                             $   725,000         $    786,741
-------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 5.2%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Pollution Abatement Trust, MWRA Program, "A", 5%, 2032         $ 1,510,000         $  1,548,203
-------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Pollution Abatement Trust, Pool Program, "10", 5%, 2029          1,000,000            1,029,880
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust (Pool Program Bonds), "10", 5%, 2034         1,000,000            1,025,980
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, Series "5", 5.75%, 2009++++                   975,000            1,116,141
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, Unrefunded Balance, Series "5",
5.75%, 2017                                                                                   25,000               28,032
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "A", FGIC, 6%, 2021                               1,000,000            1,150,220
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, "J", FSA, 5%, 2023                         500,000              526,365
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC, 10.2452%, 2019+++                    4,010,000            5,866,309
-------------------------------------------------------------------------------------------------------------------------
Springfield, MA, Street & Sewer Commission, General, "A", AMBAC, 5%, 2021                  1,000,000            1,066,770
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,357,900
-------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $229,556,188)                                                        $249,984,050
-------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets
Program, "D", 2.1%, due 1/03/05                                                          $ 3,021,000         $  3,021,000
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 1.95%, due 1/05/05                                  200,000              200,000
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority Rev., 1.95%, due 1/05/05                             200,000              200,000
-------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost (Identified Cost, $3,421,000)                           $  3,421,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $232,977,188)                                                            $253,405,050
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                           3,729,355
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $257,134,405
-------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------------------------------------------------
AMBAC      = AMBAC Indemnity Corp.
CNIE LEE   = Connie Lee
FGIC       = Financial Guaranty Insurance Co.
FHA        = Federal Housing Administration
FSA        = Financial Security Assurance, Inc.
LOC        = Letter of Credit
MBIA       = Municipal Bond Investors Corp.
XLCA       = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------

RITES      = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $232,898,416
                                                                   ============
Gross unrealized appreciation                                      $ 20,677,380
Gross unrealized depreciation                                          (170,746)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $ 20,506,634
                                                                   ============

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                                                                                              UNREALIZED
                                NOTIONAL PRINCIPAL         CASH FLOWS PAID          CASH FLOWS RECEIVED      APPRECIATION
EXPIRATION          CURRENCY    AMOUNT OF CONTRACT           BY THE FUND                BY THE FUND          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
                                                         Fixed - 3 Year BMA         Floating - 7 Day BMA
12/1/2007             USD         5,000,000              Swap Index, (2.795%)       Swap Index                  $ (12,276)

                                                         Fixed - 10 Year BMA        Floating - 7 Day BMA
6/15/2015             USD         5,000,000              Swap Index, (3.702%)       Swap Index                     (8,393)

                                                         Fixed - 10 Year BMA        Floating - 7 Day BMA
6/22/2015             USD         2,000,000              Swap Index, (3.628%)       Swap Index                     13,587

                                                         Fixed - 10 Year BMA        Floating - 7 Day BMA
8/3/2015              USD         5,000,000              Swap Index, (3.803%)       Swap Index                    (23,862)

                                                         Fixed - 12 Year BMA        Floating - 7 Day BMA
1/11/2017             USD         4,000,000              Swap Index, (3.937%)       Swap Index                    (83,560)

                                                         Fixed - 12 Year BMA        Floating - 7 Day BMA
4/6/2017              USD         1,000,000              Swap Index, (3.884%)       Swap Index                     (8,082)
--------------------------------------------------------------------------------------------------------------------------
                                                                                    Total                       $(122,586)
--------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS MASSACHUSETTS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED

(3) Restricted Securities
At December 31, 2004 the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.33% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                DATE OF
DESCRIPTION                                   ACQUISITION                    PAR AMOUNT             COST               VALUE
--------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional
School District, RITES, FGIC, 7.911%, 2015      5/5/1999                      $1,365,000           $1,501,582         $1,743,132
--------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional
School District, RITES, FGIC, 7.911%, 2016      5/5/1999                       1,430,000            1,558,414          1,834,032
--------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School
District, RITES, FGIC, 7.911%, 2018             5/5/1999                       1,565,000            1,687,884          2,013,999
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation
Authority, RITES, 9.7135%, 2016                 4/19/2000                      4,835,000            5,484,534          6,669,012
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources
Authority, RITES, FGIC, 10.2452%, 2019          3/16/2000                      4,010,000            4,742,707          5,866,309
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES,
AMBAC, 8.1725%, 2016                            3/31/1999                      2,500,000            2,845,150          3,292,350
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $21,418,834
                                                                                                                     ===========



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT       $ VALUE
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 14.6%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                              $1,000,000   $ 1,061,850
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029                             2,000,000     2,039,360
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 8.946%, 2016+++                                   3,110,000     4,174,180
------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2010                                                        1,660,000     1,911,573
------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2011                                                        1,285,000     1,496,871
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi)
  FSA, 5.25%, 2018                                                                           600,000       676,764
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi)
  FSA, 5.25%, 2019                                                                         1,260,000     1,421,620
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi)
  FSA, 5.25%, 2020                                                                           620,000       702,863
------------------------------------------------------------------------------------------------------------------
                                                                                                       $13,485,081
------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 5.6%
------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.468%, 2017+++                         $  750,000   $   911,460
------------------------------------------------------------------------------------------------------------------
State of Mississippi, Capital Improvement, 5.25%, 2010++++                                 2,000,000     2,246,620
------------------------------------------------------------------------------------------------------------------
State of Mississippi, Capital Improvement, 5.5%, 2010++++                                    750,000       852,450
------------------------------------------------------------------------------------------------------------------
State of Mississippi, Capital Improvement, "I", 6%, 2009++++                               1,000,000     1,149,200
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 5,159,730
------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.5%
------------------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021                                        $1,000,000   $ 1,044,560
------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2017                               1,000,000     1,129,310
------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                                  2,000,000       804,720
------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                                  1,000,000       375,360
------------------------------------------------------------------------------------------------------------------
Madison County, MS, School District, "A", MBIA, 5.875%, 2016                               1,500,000     1,692,270
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 5,046,220
------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 18.5%
------------------------------------------------------------------------------------------------------------------
Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health Center),
  AMBAC, 5.75%, 2013                                                                      $1,000,000   $ 1,043,160
------------------------------------------------------------------------------------------------------------------
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health
  Center), 5.5%, 2021                                                                        400,000       401,768
------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                    1,000,000     1,044,500
------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.125%, 2015              2,250,000     2,300,737
------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.2%, 2018                1,000,000     1,022,580
------------------------------------------------------------------------------------------------------------------
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation) AMBAC, 5.6%, 2012             2,335,000     2,548,349
------------------------------------------------------------------------------------------------------------------
Jones County, MS, Hospital Rev. (South Central Regional Medical
  Center), 5.5%, 2017                                                                      1,000,000     1,008,740
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Adams County Hospital)
  FSA, 5.75%, 2016                                                                         1,000,000     1,053,370
------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center)
  MBIA, 6.5%, 2010                                                                         1,190,000     1,229,068
------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center)
  MBIA, 6%, 2013                                                                             750,000       773,430
------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial
  Heathcare), "B-1", 5%, 2024                                                              1,000,000     1,009,090
------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General
  Hospital) FSA, 5.625%, 2020                                                              1,000,000     1,102,650
------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement,
  (Southwest Regional Medical Center), 5.5%, 2019                                            250,000       259,512
------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement,
  (Southwest Regional Medical Center), 5.75%, 2023                                           250,000       258,665
------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Rev. (Rush Medical Foundation) CONNIE
  LEE, 6.7%, 2018                                                                          2,000,000     2,005,620
------------------------------------------------------------------------------------------------------------------
                                                                                                       $17,061,239
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.2%
------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                 $  210,000   $   223,877
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.3%
------------------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.)
  "A", 5.8%, 2021                                                                         $  500,000   $   514,100
------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
  Co.), 6.8%, 2022                                                                         1,250,000     1,501,300
------------------------------------------------------------------------------------------------------------------
Warren County, MS, Solid Waste Disposal (International Paper Co.),
  "A", 6.6%, 2019                                                                          1,000,000     1,024,840
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 3,040,240
------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.4%
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes
  Utilities), 6.25%, 2017                                                                 $1,250,000   $ 1,286,625
------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.1%
------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Community Development Urban Renewal Rev. (Oakview Apartments)
  FNMA, 7.4%, 2025                                                                        $1,755,000   $ 1,757,948
------------------------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & II Apartments), 6.15%, 2019**                   300,000       144,000
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 1,901,948
------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 8.6%
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev, "B-2", GNMA, 6.375%, 2032                 $  725,000   $   777,881
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031                       240,000       254,662
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023                     960,000       967,469
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031                    530,000       564,948
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                     455,000       481,991
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", 5.3%, 2035                           1,000,000     1,028,540
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027                     535,000       546,861
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033                    855,000       934,412
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025                    1,000,000     1,012,170
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                      254,000       261,440
------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024                          1,090,000     1,102,197
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 7,932,571
------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 11.6%
------------------------------------------------------------------------------------------------------------------
Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                                         $  430,000   $   453,779
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Correctional Facilities), "A",
  AMBAC, 5.125%, 2025                                                                      1,000,000     1,056,930
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital
  Rev.), 5.1%, 2020                                                                        1,000,000     1,061,500
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention
  Center) AMBAC, 6%, 2021                                                                    750,000       861,255
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Public Improvement
  Board), 5%, 2023                                                                           750,000       745,432
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation
  Facilities), 5.875%, 2014                                                                  375,000       409,755
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation
  Facilities), 6.2%, 2020                                                                    400,000       450,808
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Highway
  Construction Project), FGIC, 5%, 2024                                                    1,000,000     1,051,380
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Highway
  Construction Project), FGIC, 5%, 2025                                                    1,000,000     1,047,250
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), "A",
  AMBAC, 5%, 2017                                                                            785,000       830,852
------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.172%, 2013+++                              500,000       645,210
------------------------------------------------------------------------------------------------------------------
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2019                                  1,750,000     2,028,898
------------------------------------------------------------------------------------------------------------------
                                                                                                       $10,643,049
------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.1%
------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                            $  135,000   $   141,168
------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                   $  240,000   $   228,130
------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, Tobacco Settlement, Asset Backed,
  "B", 5.5%, 2041                                                                            350,000       320,880
------------------------------------------------------------------------------------------------------------------
                                                                                                       $   549,010
------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.4%
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge)
  AMBAC, 5.1%, 2019                                                                       $1,175,000   $ 1,261,245
------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.4%
------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Campus Facilities),
  "A", FGIC, 5%, 2029                                                                     $3,100,000   $ 3,179,112
------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Student Recreation
  Center), AMBAC, 5.125%, 2027                                                               750,000       782,242
------------------------------------------------------------------------------------------------------------------
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical
  Center), "B", AMBAC, 5.5%, 2023                                                          1,000,000     1,144,340
------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev. (Athletic Facilities),
  "A", 6.2%, 2006++++                                                                      1,000,000     1,075,310
------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016            1,000,000     1,112,770
------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021                250,000       261,668
------------------------------------------------------------------------------------------------------------------
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2021            890,000       977,416
------------------------------------------------------------------------------------------------------------------
University of Mississippi, Educational Building Corp. (Performing Arts Center)
  AMBAC, 5.25%, 2018                                                                       1,000,000     1,060,300
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 9,593,158
------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.5%
------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.911%, 2013+++                                  $1,000,000   $ 1,201,920
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Okolona Electric
  System), 5.2%, 2016                                                                      1,010,000     1,087,033
------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                 875,000       913,973
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 3,202,926
------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 10.5%
------------------------------------------------------------------------------------------------------------------
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2017                                $  420,000   $   448,140
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid
  Waste Management) FSA, 5.25%, 2021                                                       1,270,000     1,397,419
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid
  Waste Management) FSA, 5.05%, 2027                                                       1,610,000     1,693,156
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project)
  FSA, 5.625%, 2024                                                                          500,000       558,185
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project),
  "A", FGIC, 5.25%, 2027                                                                   2,000,000     2,119,240
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System
  Project) FSA, 5%, 2029                                                                   2,000,000     2,061,680
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System
  Project), FGIC, 5%, 2032                                                                   250,000       256,215
------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Wastewater & Solid Waste
  Management), "A", FSA, 5.375%, 2017                                                      1,000,000     1,103,460
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 9,637,495
------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $84,824,847)                                                   $90,165,582
------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 3.2%
------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 1.95%, due 1/06/05             $  100,000   $   100,000
------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 2.15%, due 1/03/05           855,000       855,000
------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 2.15%, due 1/03/05         1,200,000     1,200,000
------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.), 2.05%, due 1/03/05          100,000       100,000
------------------------------------------------------------------------------------------------------------------
Sublette County, WY, Pollution Control Rev. (Exxon Mobile Corp.), 2.05%, due 1/03/05         700,000       700,000
------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                   $ 2,955,000
------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $87,779,847)                                                       $93,120,582
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.1)%                                                                 (1,008,493)
------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $92,112,089
------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ** Interest received was less than stated coupon rate.

The following abbreviations are used in the Portfolio of Investments and are defined:

Insurers
------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
CONNIE LEE      = Connie Lee Insurance Co.
FGIC            = Financial Guaranty Insurance Co.
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance Inc.
GNMA            = Government National Mortgage Assn.
MBIA            = Municipal Bond Investors Corp.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------
RITES           = Residual Interest Tax-Exempt Security
ROLS            = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MISSISSIPPI MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $87,780,640
                                                ===========
Gross unrealized appreciation                   $ 5,555,703
Gross unrealized depreciation                      (215,761)
                                                -----------
Net unrealized appreciation                     $ 5,339,942
                                                ===========

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

                         Notional Principal                                                    Unrealized
                            Amount of            Cash Flows Paid            Cash Flows              Appreciation
Expiration                  Contract              by the fund           Received by the fund    (Depreciation)
----------------------------------------------------------------------------------------------------------------
                                                Fixed 3 Year BMA         Floating-7 Day BMA
12/1/2007           USD    2,000,000            Swap Index (2.795%)      Swap Index               $ (4,911)
                                                Fixed 10 Year BMA        Floating-7 Day BMA
6/22/2015           USD    1,000,000            Swap Index (3.628%)      Swap Index                  6,793
                                                Fixed 10 Year BMA        Floating-7 Day BMA
6/15/2015           USD    2,000,000            Swap Index (3.702%)      Swap Index                 (3,357)
                                                Fixed 10 Year BMA        Floating-7 Day BMA
9/1/2015            USD    1,000,000            Swap Index (3.937%)      Swap Index                (16,069)
                                                Fixed 12 Year BMA        Floating-7 Day BMA
1/11/2017           USD    1,500,000            Swap Index (3.937%)      Swap Index                (31,335)
                                                Fixed 12 Year BMA        Floating-7 Day BMA
4/6/2017            USD    1,000,000            Swap Index (3.884%)      Swap Index                 (8,082)
                                                Fixed 12 Year BMA        Floating-7 Day BMA
4/20/2017           USD    1,500,000            Swap Index (3.714%)      Swap Index                  9,159
                                                                                                  --------
                                                                                                  $(47,802)
                                                                                                  --------


At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities
At December 31, 2004, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.53% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                               DATE OF           PAR
DESCRIPTION                                  ACQUISITION        AMOUNT         COST           VALUE
Commonwealth of Puerto Rico,
ROLS, FGIC, 8.946%, 2016                       8/5/02          3,110,000     $4,023,905     $4,174,180
Guam Power Authority Rev.,
RITES, AMBAC, 7.911%, 2013                     5/20/99         1,000,000      1,072,720      1,201,920
Puerto Rico Municipal Finance
Agency, RITES, FSA, 8.468%,
2017                                           1/6/00            750,000        703,620        911,460
Puerto Rico Public Finance
Corp., RITES, AMBAC,
8.172%, 2013                                   9/30/99           500,000        509,110        645,210
                                                                                            ----------
                                                                                            $6,932,770
                                                                                            ==========

(C)2005 MFS Investment Management
MFS investment Products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) NEW YORK MUNICIPAL BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
-------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.6%
-------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ (120th Series) MBIA, 5.5%, 2018                                   $ 1,500,000         $  1,591,065
-------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ (132nd Series), 5%, 2033                                            2,000,000            2,046,340
-------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015     1,000,000            1,161,660
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,799,065
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.4%
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 8.856%, 2017+++                                 $ 1,350,000         $  1,782,135
-------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Health Systems Rev. (Nassau County), FSA, 6%, 2009++++                  1,000,000            1,164,370
-------------------------------------------------------------------------------------------------------------------------
New York, NY, "D", 5%, 2028                                                                2,000,000            2,034,040
-------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 6%, 2010++++                                                              295,000              343,100
-------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.375%, 2017                                                            1,250,000            1,354,200
-------------------------------------------------------------------------------------------------------------------------
New York, NY, "C-1", 5.25%, 2025                                                           1,000,000            1,061,160
-------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2028                                                                2,000,000            2,034,300
-------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", FGIC, 5.5%, 2026                                                        2,100,000            2,191,371
-------------------------------------------------------------------------------------------------------------------------
New York, NY, Unrefunded, "A", 6%, 2019                                                      705,000              794,817
-------------------------------------------------------------------------------------------------------------------------
State of New York, 5.7%, 2005++++                                                          1,000,000            1,017,580
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,777,073
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                                 $   140,000         $    148,785
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.1%
-------------------------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028        $ 1,720,000         $  1,837,906
-------------------------------------------------------------------------------------------------------------------------
North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018                       2,415,000            2,667,754
-------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, 7.4%, 2012                                   500,000              638,115
-------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, 7.4%, 2013                                   500,000              647,430
-------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, 7.4%, 2014                                   500,000              659,920
-------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, 7.4%, 2015                                   500,000              665,205
-------------------------------------------------------------------------------------------------------------------------
Rome, NY, City School District, FSA, 5.5%, 2019                                            1,000,000            1,100,190
-------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008                      550,000              637,104
-------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009                      550,000              653,631
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  9,507,255
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 6.4%
-------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
-------------------------------------------------------------------------------------------------------------------------
(Women's Christian Assn.), "A", 6.4%, 2029                                               $   490,000         $    470,473
-------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
-------------------------------------------------------------------------------------------------------------------------
(Women's Christian Assn.), "A", 6.35%, 2017                                                  170,000              172,484
-------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency, Civic Facility Rev. (Arnot
Ogden Medical Center), 5%, 2029                                                              750,000              754,732
-------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency, Civic Facility Rev. (Arnot
Ogden Medical Center), 5%, 2029                                                            1,000,000              995,700
-------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facility Rev. (Nathan
Littauer Hospital), 5.75%, 2009                                                              750,000              752,752
-------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (North Shore
Health Systems), 5.625%, 2010                                                                500,000              547,230
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), 6.375%, 2031                                                    500,000              484,145
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Health & Hospital Corp. Rev., 5.25%, 2017                                 760,000              793,843
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (St. Vincent's Hospital), FHA, 7.375%, 2011                     900,000              903,816
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC, 5.25%, 2019            935,000            1,006,191
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2033         250,000              262,223
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043               1,500,000            1,566,285
-------------------------------------------------------------------------------------------------------------------------
New York Medical Facilities Finance Agency Rev. (Montefiore Medical Center),
AMBAC, 6.5%, 2005++++                                                                      1,550,000            1,589,045
-------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
Hospital), "C", 5.875%, 2032                                                               1,000,000            1,043,500
-------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), "A", 7.125%, 2031                                                       500,000              515,550
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 11,857,969
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin
Jewish Phase II), 6.7%, 2039                                                             $   385,000         $    395,068
-------------------------------------------------------------------------------------------------------------------------
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev.,
Continuing Care Retirement (Kendal On Hudson), 6.5%, 2034                                    300,000              310,971
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    706,039
-------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special
-------------------------------------------------------------------------------------------------------------------------
Needs Facility), "B-1", 6.5%, 2017                                                       $   205,000         $    214,695
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Jewish Board of Families & Children), AMBAC, 5%, 2023          695,000              732,829
-------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033                       500,000              521,910
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,469,434
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-
-------------------------------------------------------------------------------------------------------------------------
Meyers Squibb Co.), 5.75%, 2024                                                          $ 1,000,000         $  1,115,390
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                 430,000              458,414
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,573,804
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev
(International Paper Corp.), 5.55%, 2014                                                 $   750,000         $    819,870
-------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev
(International Paper Corp.), 6.15%, 2021                                                   1,000,000            1,041,670
-------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev
(International Paper Corp.), 6.45%, 2023                                                     700,000              741,013
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,602,553
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.6%
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (United
Jewish Appeal), "A", 5%, 2027                                                            $ 1,000,000         $  1,036,700
-------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.3%
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Housing Development Corp., Multi-Family Housing Rev., 5.6%, 2019      $   400,000         $    417,916
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Housing Development Corp., Multi-Family Housing Rev., 5.5%, 2034        2,000,000            2,053,140
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,471,056
-------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA, 5.375%, 2021           $   475,000         $    525,193
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.6%
-------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015                                                $ 2,000,000         $  2,033,480
-------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.85%, 2018                                                 1,000,000            1,043,840
-------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.8%, 2020                                                  1,555,000            1,621,025
-------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.1%, 2024                                                  2,000,000            2,042,700
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,741,045
-------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev.,
-------------------------------------------------------------------------------------------------------------------------
(American Ref-fuel), "C", 5.625%, 2024                                                   $   850,000         $    910,044
-------------------------------------------------------------------------------------------------------------------------
Oneida Herkimer, NY, Solid Waste Management Systems Rev., 6.75%, 2014                         60,000               60,754
-------------------------------------------------------------------------------------------------------------------------
Rockland County, NY, Solid Waste Management Systems Rev., 4.8%, 2005                          20,000               20,460
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    991,258
-------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 5.3%
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018                       $   800,000         $    950,384
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Pace University), MBIA, 6%, 2019                             1,700,000            1,950,291
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (School Program), 6.25%, 2020                                 1,690,000            1,959,927
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.375%, 2010++++                          1,500,000            1,702,305
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.875%, 2017                              1,130,000            1,336,191
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Upstate Community Colleges), FSA, 6%, 2018                   1,010,000            1,158,702
-------------------------------------------------------------------------------------------------------------------------
New York Medical Care Facilities Finance Agency, MBIA, 6%, 2005++++                           20,000               20,493
-------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special Program Rev., AMBAC, 5.25%, 2015                715,000              780,658
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  9,858,951
-------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 14.1%
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), "A", 5.625%, 2016                        $ 2,450,000         $  2,823,600
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2020               2,500,000            2,767,075
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Master Boces Program), FSA, 5.25%, 2019                      1,000,000            1,085,240
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Personal Income Tax Education), 5.375%, 2022                 1,000,000            1,085,740
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, "A", FGIC, 5%, 2024                                          1,935,000            2,031,885
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, FSA,
5.25%, 2010++++                                                                              895,000            1,007,108
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, FSA,
5.25%, 2030                                                                                  105,000              109,284
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, MBIA,
5.25%, 2011++++                                                                              785,000              887,168
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, MBIA,
5.25%, 2031                                                                                1,215,000            1,271,497
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, MBIA,
5.75%, 2020                                                                                    5,000                5,569
-------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022              1,000,000            1,067,840
-------------------------------------------------------------------------------------------------------------------------
New York State Housing Finance Agency, Income Tax Rev., 5%, 2022                           1,000,000            1,054,190
-------------------------------------------------------------------------------------------------------------------------
New York State Housing Finance Agency, Income Tax Rev., 5%, 2023                           1,000,000            1,048,760
-------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (Correctional Facilities) AMBAC, 0%, 2009                 5,000,000            4,461,000
-------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015                     2,750,000            3,199,433
-------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NY, "A", 5.5%, 2018                                    2,000,000            2,195,940
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 26,101,329
-------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 3.0%
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Transitional Finance Authority Rev., 5.75%, 2009++++                  $ 2,730,000         $  3,134,559
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Transitional Finance Authority Rev., "A", 5%, 2026                      1,000,000            1,038,810
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Transitional Finance Authority Rev., "D", MBIA, 5%, 2022                1,400,000            1,479,898
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,653,267
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, Tobacco Settlement, Asset Backed, "B",
-------------------------------------------------------------------------------------------------------------------------
5.5%, 2041                                                                               $   400,000         $    366,720
-------------------------------------------------------------------------------------------------------------------------
New York County Tobacco Trust, 5.625%, 2035                                                  800,000              749,816
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,116,536
-------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 9.3%
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Dedicated Tax Fund Rev., "A", AMBAC, 5.25%, 2010                      $ 1,335,000         $  1,502,569
-------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, 5.25%, 2015                   1,500,000            1,615,770
-------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC, 7.8995%, 2015+++              3,500,000            4,471,880
-------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, "A", MBIA, 5%, 2032                         2,000,000            2,048,540
-------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012++++                           1,000,000            1,148,880
-------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM, 8.388%, 2017+++++++             5,000,000            6,562,200
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 9.9%
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, AMBAC, 5.75%, 2013                       $   825,000         $    943,973
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev.,
5.5%, 2015++++                                                                               750,000              874,995
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., FGIC,
5.25%, 2014++++                                                                              500,000              542,065
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008++++                      1,425,000            1,560,802
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025                             2,500,000            2,606,150
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, ETM, 5.875%, 2010++++                2,000,000            2,305,020
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority, NY, Commuter Facilities Rev., FGIC,
5.25%, 2011++++                                                                            1,000,000            1,131,140
-------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, 5%, 2018                      1,000,000            1,046,290
-------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "B", FGIC, 5.4%, 2017         2,000,000            2,171,980
-------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "B", FSA, 5.8%, 2018             20,000               22,575
-------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, AMBAC, 5.375%, 2010++++       2,000,000            2,273,860
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority Rev., 6.25%, 2013                           1,000,000            1,189,930
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority Rev., 5%, 2036                              1,700,000            1,732,759
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 18,401,539
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.2%
-------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2021          $ 1,000,000         $  1,072,940
-------------------------------------------------------------------------------------------------------------------------
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown
Community College), "A", 6.4%, 2019                                                          500,000              561,910
-------------------------------------------------------------------------------------------------------------------------
Hempstead Town, NY, Civic Facility Rev. (Hofstra University), MBIA, 5.8%, 2015             1,500,000            1,603,110
-------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
7.5%, 2006++++                                                                             2,000,000            2,160,660
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015                     40,000               40,121
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (St. John's University), "A", MBIA, 5%, 2017               300,000              321,984
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034                1,000,000            1,045,470
-------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College),
5.625%, 2021                                                                                 750,000              811,583
-------------------------------------------------------------------------------------------------------------------------
Utica, NY, Industrial Development Agency Rev. (Utica College), 5.3%, 2008                    140,000              146,166
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,763,944
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
-------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (NYU), "A", FGIC, 5%, 2029                             $ 1,000,000         $  1,035,920
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.9%
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facility Rev. (Nightingale-
Bamford School), AMBAC, 5.25%, 2020                                                      $ 1,440,000         $  1,580,155
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation, 6.75%, 2011                                  $ 1,000,000         $  1,050,480
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.7%
-------------------------------------------------------------------------------------------------------------------------
New York Energy Research & Development Rev. (Con Edison), 6.1%, 2020                     $ 2,400,000         $  2,487,456
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (NY American Water Co.),
8.85%, 2015                                                                                2,500,000            2,560,450
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,047,906
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.9%
-------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.911%, 2014+++                                 $   500,000         $    594,000
-------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, Electrical Systems Rev., 5.5%, 2021                             400,000              437,084
-------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., 5%, 2021                                                    1,000,000            1,059,220
-------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., 5.25%, 2040                                                 3,000,000            3,111,480
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                      200,000              208,348
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,410,132
-------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.7%
-------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Water Authority Rev., AMBAC, ETM, 6.75%, 2014++++                       $ 1,000,000         $  1,217,430
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 6%, 2010                  620,000              718,853
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2027                1,500,000            1,544,730
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2033              1,850,000            1,994,725
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., "B", AMBAC, 5%, 2028    1,500,000            1,557,120
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2033       2,000,000            2,094,440
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., MBIA, 5.5%, 2027        1,250,000            1,347,025
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Clean Water & Drinking Rev., 5%, 2024                   1,005,000            1,056,245
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Clean Water & Drinking Rev., 5%, 2025                   1,500,000            1,575,825
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Clean Water & Drinking Rev., 5%, 2029                   2,000,000            2,068,420
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Pollution Control Rev., 5.75%, 2010                       175,000              200,233
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Pollution Control Rev., 6.875%, 2010                      220,000              225,265
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Pollution Control Rev., 7.25%, 2010                        70,000               70,223
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Pollution Control Rev., ETM, 5.75%, 2010++++              945,000            1,083,821
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Pollution Control Rev., ETM, 5.75%, 2010++++            1,115,000            1,278,794
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev., 6%, 2031                         1,005,000            1,060,576
-------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (Spring Valley Water Co.),
AMBAC, 6.15%, 2024                                                                         1,500,000            1,535,010
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005++++                                    150,000              155,097
-------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                                   895,000              999,429
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 21,783,261
-------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $164,807,071)                                                        $180,360,488
-------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.5%
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, 2.1%, due 1/03/05                                                     $   100,000         $    100,000
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, 2.1%, due 1/03/05                                                         100,000              100,000
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, 2.2%, due 1/03/05                                                         100,000              100,000
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Job Development Authority Rev., 2.17%, due 1/03/05                         75,000               75,000
-------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
2.15%, due 1/03/05                                                                         2,350,000            2,350,000
-------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                         $  2,725,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $167,532,071)                                                            $183,085,488
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                           2,670,193
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $185,755,681
-------------------------------------------------------------------------------------------------------------------------
+ Restricted security.
++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM         = Escrowed to maturity.

Insurers
-------------------------------------------------------------------------------------------------------------------------
AMBAC       = AMBAC Indemnity Corp.
FGIC        = Financial Guaranty Insurance Co.
FHA         = Federal Housing Administration
FSA         = Financial Security Assurance Inc.
MBIA        = Municipal Bond Investors Corp.
XLCA        = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------
RITES       = Residual Interest Tax-Exempt Security
ROLS        = Residual Option Longs


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW YORK MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/04

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $167,464,961
                                                                   ============
Gross unrealized appreciation                                      $15,729,988
Gross unrealized depreciation                                         (109,461)
                                                                   ------------
Net unrealized appreciation                                        $15,620,527
                                                                   ===========

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                Notional Principal      Cash Flows Paid                  Cash Flows                Unrealized
                                    Amount of             by the Fund               Received by the Fund          Appreciation
Expiration          Currency        Contract                                                                     (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
12/1/2007             USD           3,000,000            Fixed - 3 Year BMA        Floating - 7 Day BMA
                                                         Swap Index, (2.795%)      Swap Index                      $ (7,365)

8/3/2015              USD           2,000,000            Fixed - 10 Year BMA       Floating - 7 Day BMA
                                                         Swap Index, (3.803%)      Swap Index                        (9,545)

1/11/2017             USD           2,000,000            Fixed - 12 Year BMA       Floating - 7 Day BMA
                                                         Swap Index, (3.937%)      Swap Index                       (41,780)

4/6/2017              USD           2,000,000            Fixed - 12 Year BMA       Floating - 7 Day BMA
                                                         Swap Index, (3.884%)      Swap Index                       (16,163)

4/20/2017             USD           2,500,000            Fixed - 12 Year BMA       Floating - 7 Day BMA
                                                         Swap Index, (3.714%)      Swap Index                        15,264
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $(59,589)
                                                                                                                   ========

At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At December 31, 2004, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.22% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                                         DATE OF             PAR
DESCRIPTION                            ACQUISITION          AMOUNT            COST            VALUE
-------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
ROLS, XLCA, 8.856%, 2017               10/22/2001          1,350,000         $1,634,526      $ 1,782,135
Guam Power Authority Rev.,
RITES, AMBAC, 7.911%, 2014             5/20/1999             500,000            531,950          594,000
Niagra Falls, NY, Bridge
Commission Toll Rev., RITES,
FGIC, 7.8995%, 2015                    5/21/1999           3,500,000          3,755,920        4,471,880
Triborough Bridge & Tunnel
Authority Rev., NY, RITES,
ETM, 8.388%, 2017                      4/18/2000           5,000,000          5,018,300        6,562,200
                                                                                             -----------
                                                                                             $13,410,215
                                                                                             ===========


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) NORTH CAROLINA
MUNICIPAL BOND FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS North Carolina Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT        $ VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
-------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.8%
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, "B", MBIA, 5.875%, 2019                                                    $1,000,000   $  1,094,630
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, "B", MBIA, 5.875%, 2020                                                     3,775,000      4,120,790
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                                           2,000,000      2,048,580
-------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018                         2,700,000      2,952,072
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 10,216,072
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.2%
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2016                                                                 $3,100,000   $  3,478,758
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029                             1,000,000      1,019,680
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,498,438
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.3%
-------------------------------------------------------------------------------------------------------------------
Durham, NC, 5.9%, 2005++++                                                                $2,400,000   $  2,454,984
-------------------------------------------------------------------------------------------------------------------
Mecklenburg County, NC, Public Improvement, "A", 5%, 2017                                  1,000,000      1,089,450
-------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5.8%, 2010++++                                 4,200,000      4,911,648
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,456,082
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.6%
-------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                                      $2,800,000   $  3,011,540
-------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, 5.8%, 2010++++                                                      4,400,000      5,098,720
-------------------------------------------------------------------------------------------------------------------
Johnston County, NC, FGIC, 5.6%, 2018                                                      2,000,000      2,236,960
-------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5%, 2021                                       1,435,000      1,517,656
-------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, School Improvement, 5%, 2019                                       1,255,000      1,347,682
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,212,558
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 23.4%
-------------------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017            $1,200,000   $  1,267,596
-------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare),
  "A", 5.75%, 2021                                                                         1,500,000      1,552,485
-------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare),
  "A", 5.125%, 2022                                                                        1,000,000      1,022,410
-------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare),
 "A", 5%, 2031                                                                             3,500,000      3,537,765
-------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital),
  MBIA, 0%, 2009                                                                           1,800,000      1,550,754
-------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center),
  MBIA, 5%, 2019                                                                           6,225,000      6,567,375
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Cleveland County Healthcare), "A",
  AMBAC, 5%, 2035                                                                          1,305,000      1,333,684
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2029             2,000,000      2,058,640
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), "A", MBIA, 5%, 2018                1,975,000      2,073,928
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), Obligations Group A, 5%, 2020        500,000        518,005
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed),
  AMBAC, 5%, 2021                                                                          3,500,000      3,723,580
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care
  System), FSA, 5.125%, 2032                                                               1,500,000      1,565,910
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Duke University),
  "C", 5.25%, 2021                                                                         5,975,000      6,198,704
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial
  Hospital), 5.5%, 2015                                                                    5,790,000      6,000,467
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial
  Hospital), 5.5%, 2019                                                                    6,500,000      6,705,270
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Maria Parham Medical
  Center), 6.5%, 2026                                                                      1,000,000      1,078,290
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
  Systems), 5.25%, 2015                                                                    2,210,000      2,389,916
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
  Systems), 5.5%, 2021                                                                     2,825,000      2,998,201
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
  Systems), MBIA, 5.1%, 2018                                                               1,500,000      1,578,165
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Pitt County Memorial
  Hospital), "B", 5%, 2018                                                                 3,000,000      3,084,780
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare),
  AMBAC, 5%, 2017                                                                          5,000,000      5,253,450
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional
  Medical Center), 5.375%, 2032                                                            3,330,000      3,412,384
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0%, 2013                                                                          1,000,000        704,500
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0%, 2015                                                                          1,140,000        723,182
-------------------------------------------------------------------------------------------------------------------
Northern Hospital District Surry County, NC, Health Care Facilities Rev.,
  ASST GTY, 5.5%, 2019                                                                     1,250,000      1,354,813
-------------------------------------------------------------------------------------------------------------------
Northern Hospital District Surry County, NC, Health Care Facilities Rev.,
  ASST GTY, 5.1%, 2021                                                                     1,000,000      1,053,470
-------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Rev., Pitt County Memorial Hospital, 5.25%, 2005++++                     10,135,000     10,353,308
-------------------------------------------------------------------------------------------------------------------
University of North Carolina, Hospital Rev. (Chapel Hill Hospital), 5.25%, 2006++++        4,800,000      5,059,440
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 84,720,472
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
-------------------------------------------------------------------------------------------------------------------
Mocksville, NC (North Carolina Housing Foundation, Inc.), 7.25%, 2029                     $  945,000   $    858,051
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Commission, Health Care
-------------------------------------------------------------------------------------------------------------------
Facilities Rev. (Givens Estates), 6.5%, 2032                                                 800,000        830,720
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres
  Community), 6.375%, 2032                                                                 1,000,000      1,042,930
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield),
  "A", 5%, 2023                                                                            1,000,000      1,020,160
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,751,861
-------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.9%
-------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center
-------------------------------------------------------------------------------------------------------------------
& Mental Health), AMBAC, 5.625%, 2019                                                     $2,125,000   $  2,343,450
-------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. "A", 5.8%, 2034        1,000,000      1,009,450
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,352,900
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                 $  860,000   $    916,829
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.1%
-------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
  (International Paper Co.), "A", 5.8%, 2016                                              $2,000,000   $  2,106,820
-------------------------------------------------------------------------------------------------------------------
Haywood County, NC, Industrial Facilities & Pollution Control Financing Authority
  (Champion International Corp.), "A", 5.75%, 2025                                         5,400,000      5,439,798
-------------------------------------------------------------------------------------------------------------------
Martin County, NC, Industrial Facilities & Pollution Control Financing Authority Rev
  (Solid Waste Disposal Weyerhaeuser), 6.8%, 2024                                          3,500,000      3,582,985
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 11,129,603
-------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.1%
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority, Mortgage Rocky Branch II, GNMA, 4.65%, 2035             $2,000,000   $  1,939,360
-------------------------------------------------------------------------------------------------------------------
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022                         1,000,000      1,033,450
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                               4,460,000      4,589,741
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,562,551
-------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.8%
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "13-A", 4.25%, 2028                           $2,405,000   $  2,447,400
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "14-A" , AMBAC, 4.35%, 2028                    4,300,000      4,370,692
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032                         500,000        503,730
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030                             2,500,000      2,537,800
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019                             3,530,000      3,618,568
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                               765,000        791,905
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                               1,490,000      1,511,963
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                                250,000        256,790
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017                         1,680,000      1,748,746
-------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                              3,020,000      3,091,151
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 20,878,745
-------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 9.4%
-------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2020                      $1,000,000   $  1,105,460
-------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Installment Financing Contract, 5%, 2021                              5,500,000      5,838,855
-------------------------------------------------------------------------------------------------------------------
Carteret County, NC, AMBAC, 5.625%, 2020                                                   1,010,000      1,125,322
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), 5.5%, 2020           3,000,000      3,323,310
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities),
  AMBAC, 0%, 2005                                                                          4,810,000      4,715,628
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities),
  AMBAC, 0%, 2006                                                                          1,075,000      1,027,808
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities),
  AMBAC, 0%, 2008                                                                          3,000,000      2,693,340
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Public Saftey Facilities),
  "D", 5.5%, 2020                                                                          3,000,000      3,308,580
-------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015                        1,020,000      1,157,629
-------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016                         1,225,000      1,372,992
-------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
  "A", FSA, 5.5%, 2020                                                                     1,250,000      1,378,438
-------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
  "B", FSA, 5.75%, 2018                                                                    1,390,000      1,572,841
-------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
  "B", FSA, 5.75%, 2019                                                                    1,390,000      1,569,977
-------------------------------------------------------------------------------------------------------------------
Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009++++                    3,000,000      3,401,730
-------------------------------------------------------------------------------------------------------------------
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024                           350,000        375,316
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 33,967,226
-------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.4%
-------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                                 $1,250,000   $  1,358,213
-------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Forsyth County Public Facilities
  Equipment), 5.25%, 2023                                                                  1,230,000      1,338,806
-------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment
  Project), 5.25%, 2019                                                                      775,000        859,235
-------------------------------------------------------------------------------------------------------------------
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010++++             1,000,000      1,139,360
-------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Certificates of Participation (New Hanover County
  Projects), AMBAC, 5.25%, 2018                                                            1,635,000      1,801,884
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006                             7,000,000      7,424,620
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2012+++                           1,500,000      1,975,410
-------------------------------------------------------------------------------------------------------------------
Rutherford County, NC, Certificates of Participation (Rutherford County School),
  AMBAC, 5%, 2023                                                                            840,000        888,628
-------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "C", 5%, 2018                            2,575,000      2,735,603
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 19,521,759
-------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.2%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                             $1,650,000   $  1,705,655
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                         1,000,000      1,077,520
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., FSA, 5%, 2022                                1,315,000      1,409,167
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,192,342
-------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
-------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                   $1,880,000   $  1,787,015
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.2%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., RITES,
  FSA, 9.4225%, 2018+++                                                                   $5,425,000   $  7,822,199
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 8.5%
-------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, "A", FGIC, 5.125%, 2022                                 $1,260,000   $  1,358,507
-------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev. (Package Systems), FSA, 5.6%, 2020                  2,285,000      2,541,903
-------------------------------------------------------------------------------------------------------------------
East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021                                1,375,000      1,504,993
-------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Duke University), "A", 5.125%, 2041             4,915,000      5,017,035
-------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Duke University), "A", 5.25%, 2042              2,000,000      2,075,780
-------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (High Point University), 5.125%, 2018              510,000        551,478
-------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (High Point University), 5.125%, 2021              300,000        319,845
-------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Johnson & Wales University), "A",
  XLCA, 5.25%, 2021                                                                          775,000        850,935
-------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Johnson & Wales University), "A",
 XLCA, 5.25%, 2022                                                                         1,870,000      2,044,939
-------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Johnson & Wales University), "A",
  XLCA, 5%, 2033                                                                           2,000,000      2,044,560
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial Tourist Authority (University Plaza), "A", MBIA, 5%, 2020           2,180,000      2,312,936
-------------------------------------------------------------------------------------------------------------------
University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020                          2,835,000      3,025,087
-------------------------------------------------------------------------------------------------------------------
University of North Carolina, Greensboro Rev., "B", FSA, 5.375%, 2017                        325,000        360,909
-------------------------------------------------------------------------------------------------------------------
University of North Carolina, University Rev., 5%, 2028                                    2,000,000      2,069,660
-------------------------------------------------------------------------------------------------------------------
University of North Carolina, Greensboro Rev., "B", FSA, 5.375%, 2016                      1,085,000      1,210,686
-------------------------------------------------------------------------------------------------------------------
University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029                      2,000,000      2,059,520
-------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019                        1,375,000      1,475,499
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 30,824,272
-------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.7%
-------------------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina
 Power & Light Co.), 5.375%, 2017                                                         $2,500,000   $  2,693,350
-------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 14.0%
-------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010++++                   $2,595,000   $  3,161,904
-------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017++++                      3,120,000      3,463,699
-------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010                       3,005,000      3,627,245
-------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007                      5,000,000      5,491,800
-------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018                             1,245,000      1,503,786
-------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, RITES, AMBAC, 9.3995%, 2018+++              6,500,000      9,200,750
-------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                 1,000,000      1,126,250
-------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007               5,000,000      5,467,600
-------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011               5,000,000      5,766,300
-------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLS, 8.3979%, 2020+++                              3,000,000      3,531,000
-------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLS, MBIA, 8.3979%, 2019+++                        5,000,000      5,956,800
-------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5.125%, 2022                                2,000,000      2,091,980
-------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2024                                      385,000        407,588
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 50,796,702
-------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.3%
-------------------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2019                                  $1,490,000   $  1,686,561
-------------------------------------------------------------------------------------------------------------------
Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                                       1,000,000      1,035,360
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee, 6%, 2010++++                                               3,180,000      3,702,251
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                              4,190,000      4,297,306
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009++++                                 2,000,000      2,280,240
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010++++                                 3,075,000      3,541,785
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                                      1,650,000      1,847,027
-------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.25%, 2021                                     4,000,000      4,184,480
-------------------------------------------------------------------------------------------------------------------
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                                 1,675,000      1,777,544
-------------------------------------------------------------------------------------------------------------------
Fayetteville, NC, Public Works Commission Rev., FSA, 5.25%, 2016                           1,500,000      1,657,155
-------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018                                 1,490,000      1,612,091
-------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2019                                 1,750,000      1,887,183
-------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016                            1,005,000      1,091,139
-------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019                         1,170,000      1,290,323
-------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                              700,000        723,856
-------------------------------------------------------------------------------------------------------------------
Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                                  1,000,000      1,080,660
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 33,694,961
-------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $326,196,288)                                                  $353,995,937
-------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.8%
-------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.), 2.05%, due 1/03/05       $  400,000   $    400,000
-------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital Loan
  Program, 2.17%, due 1/03/05                                                                500,000        500,000
-------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County Financial Corp. Lease Rev. (Moscone Center
  Expansion), 1.97%, due 1/06/05                                                           1,910,000      1,910,000
-------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                     $2,810,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $329,006,288)                                                      $356,805,937
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                     5,356,675
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $362,162,612
-------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM             = Escrowed to maturity

Insurers
-------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
ASST GTY        = Asset Guaranty Insurance Co.
FGIC            = Financial Guaranty Insurance Co.
FHA             = Federal Housing Administration
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance Inc.
GNMA            = Government National Mortgage Assn.
MBIA            = Municipal Bond Investors Corp.
XLCA            = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------
RITES           = Residual Interest Tax-Exempt Security
ROLS            = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS NORTH CAROLINA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $328,730,650
                                                ============
Gross unrealized appreciation                   $ 28,295,624
Gross unrealized depreciation                       (220,337)
                                                 -----------
Net unrealized appreciation (depreciation)       $28,075,287
                                                 ===========

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

                             Notional Principal                                                                 Unrealized
                               Amount of            Cash Flows Paid                    Cash Flows              Appreciation
Expiration        Currency     Contract               by the fund                   Received by the fund      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
12/1/2007          USD        7,000,000            Fixed - 3 Year BMA Swap         Floating - 7 Day BMA
                                                   Index, (2.795%)                 Swap Index                $  (17,186)

1/11/2017          USD        3,000,000            Fixed - 12 Year BMA Swap        Floating - 7 Day BMA
                                                   Index, (3.937%)                 Swap Index                   (62,670)

3/22/2017          USD        3,000,000            Fixed - 12 Year BMA Swap        Floating - 7 Day BMA
                                                   Index, (3.666%)                 Swap Index                    26,374

4/6/2017           USD        2,000,000            Fixed - 12 Year BMA Swap        Floating - 7 Day BMA
                                                   Index, (3.884%)                 Swap Index                   (16,163)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  (69,645)
---------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.


(3) Restricted Securities

At December 31, 2004, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.9% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                          DATE OF
DESCRIPTION                               ACQUISITION           PAR AMOUNT                    COST           VALUE
----------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
Highway & Transportation Authority
Rev., RITES , FSA, 9.4225% , 2018         2/26/1999             5,425,000                    $7,037,418    $ 7,822,199
----------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal
Power Agency, RITES, AMBAC,
9.3995%, 2018                             5/26/2000             6,500,000                     6,552,130      9,200,750
----------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power
Agency, ROLS, MBIA, 8.3979%, 2019         3/3/2003              5,000,000                     5,726,600      5,956,800
----------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power
Agency, ROLS, 8.3979%, 2020               3/3/2003              3,000,000                     3,376,680      3,531,000
----------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.1725%, 2012              9/30/1999              1,500,000                     1,471,890      1,975,410
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $28,486,159
                                                                                                           ===========


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/2004


MFS(R) Pennsylvania Municipal Bond Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit mfs.com for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT        $ VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.2%
-------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.2%
-------------------------------------------------------------------------------------------------------------------
Allegheny County PA, Airport Rev. (Pittsburgh International Airport),
  FGIC, 6.125%, 2017                                                                      $  500,000   $    542,745
-------------------------------------------------------------------------------------------------------------------
Allegheny County PA, Airport Rev. (Pittsburgh International Airport),
  MBIA, 5.75%, 2014                                                                        1,000,000      1,104,020
-------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, 5.375%, 2018                                              200,000        207,824
-------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                                       500,000        531,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,386,089
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.7%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, FGIC, 5.3%, 2018                                                    $  500,000   $    540,892
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, FGIC, 5.4%, 2019                                                       500,000        545,730
-------------------------------------------------------------------------------------------------------------------
Allentown, PA, FGIC, 5%, 2022                                                              1,350,000      1,429,242
-------------------------------------------------------------------------------------------------------------------
Beaver County, PA, MBIA, 5.75%, 2006++++                                                     250,000        265,228
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 8.946%, 2015+++                                   1,000,000      1,334,640
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 8.856%, 2017+++                                   1,000,000      1,320,100
-------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, MBIA, 5.25%, 2025                                                        500,000        536,200
-------------------------------------------------------------------------------------------------------------------
North Huntingdon Township, PA, AMBAC, 5.25%, 2019                                            500,000        549,810
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Finance Rev. (Pennsylvania Hills), FGIC, 5.45%, 2019                            500,000        542,980
-------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6%, 2010++++                                                        1,000,000      1,158,810
-------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6.25%, 2010                                                           300,000        349,002
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,572,634
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
-------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009++++                                                     $  500,000   $    564,410
-------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 21.8%
-------------------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                                $1,000,000   $  1,036,870
-------------------------------------------------------------------------------------------------------------------
Ambridge, PA, Area School District, MBIA, 5%, 2034                                           750,000        773,445
-------------------------------------------------------------------------------------------------------------------
Butler, PA, School District, FGIC, 5.375%, 2018                                              500,000        542,420
-------------------------------------------------------------------------------------------------------------------
Chambersburg, PA, School District, FSA, 5%, 2016                                             500,000        534,885
-------------------------------------------------------------------------------------------------------------------
Downingtown, PA, School District, AMBAC, 5.65%, 2019                                         500,000        547,710
-------------------------------------------------------------------------------------------------------------------
Exeter Township, PA, School District, FGIC, 5%, 2025                                       1,000,000      1,046,570
-------------------------------------------------------------------------------------------------------------------
Garnet Valley, PA, School District, FGIC, 5.5%, 2015                                         750,000        843,105
-------------------------------------------------------------------------------------------------------------------
Gateway, PA, Alleghany School District, FGIC, 5.2%, 2023                                   1,000,000      1,074,240
-------------------------------------------------------------------------------------------------------------------
Mt. Lebanon PA, School District, MBIA, 5%, 2020                                            1,000,000      1,065,080
-------------------------------------------------------------------------------------------------------------------
North Allegheny, PA, School District, FGIC, 5.05%, 2022                                      590,000        619,801
-------------------------------------------------------------------------------------------------------------------
North Pocono, PA, School District, FGIC, 5%, 2023                                            500,000        526,395
-------------------------------------------------------------------------------------------------------------------
North Schuylkill, PA, School District, FGIC, 5%, 2028                                        650,000        668,909
-------------------------------------------------------------------------------------------------------------------
Palmyra, PA, School District, FGIC, 5.375%, 2016                                             820,000        911,799
-------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2020                                               500,000        532,540
-------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2021                                               500,000        529,700
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building (Garnet Valley School Disctrict),
  AMBAC, 5.5%, 2018                                                                        1,005,000      1,110,023
-------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028                               1,000,000      1,067,310
-------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2019                                         500,000        527,295
-------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2023                                       1,000,000      1,049,480
-------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2024                                       1,000,000      1,047,360
-------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2025                                       1,260,000      1,315,226
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, AMBAC, 5.375%, 2007++++                                   500,000        533,910
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, FSA, 5.75%, 2011++++                                      500,000        574,305
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010++++                                        500,000        575,515
-------------------------------------------------------------------------------------------------------------------
Riverside, PA, School District, FGIC, 5.45%, 2010++++                                        500,000        563,670
-------------------------------------------------------------------------------------------------------------------
Riverside, PA, School District, FGIC, 5.5%, 2010++++                                         500,000        564,985
-------------------------------------------------------------------------------------------------------------------
South Park, PA, School District, FGIC, 5%, 2019                                              750,000        793,395
-------------------------------------------------------------------------------------------------------------------
Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                              360,000        331,535
-------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Lease Philadelphia
  School District), FSA, 5.25%, 2024                                                       1,000,000      1,080,290
-------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Tuscarora School
  District), FSA, 5%, 2024                                                                 1,000,000      1,047,360
-------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Wattsburg School
  District), MBIA, 0%, 2027                                                                2,150,000        664,587
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 24,099,715
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.6%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
  System), MBIA, 5.8%, 2016                                                               $  500,000   $    529,495
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
  Systems), 6.75%, 2025                                                                      555,000        588,150
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems),
  MBIA, 5%, 2018                                                                             500,000        525,825
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2022                                                                        50,000         58,101
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                       150,000        174,303
-------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008                       470,000        514,194
-------------------------------------------------------------------------------------------------------------------
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation),
  AMBAC, 5.25%, 2017                                                                         675,000        740,178
-------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                                    500,000        517,415
-------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
  Hospital), 5%, 2018                                                                        200,000        204,588
-------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
  Hospital), 6%, 2035                                                                        350,000        360,385
-------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Good Shepherd Group),
  "A", 5.625%, 2034                                                                          350,000        365,407
-------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032           600,000        609,672
-------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital),
  MBIA, 7%, 2016                                                                             250,000        318,808
-------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (St. Lukes Bethlehem
  Hospital), 5.375%, 2033                                                                    600,000        604,278
-------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019                  500,000        543,455
-------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation
  Group), CONNIE LEE, 5.375%, 2010                                                           750,000        782,783
-------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                 750,000        780,623
-------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
  Hospital), 5.625%, 2032                                                                    400,000        414,948
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev., 6.25%, 2018                       100,000        112,446
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev., 6%, 2031                          650,000        711,334
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), 6.6%, 2010            160,000        173,032
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Temple
  Universty), 6.625%, 2023                                                                   250,000        253,925
-------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev., 5.875%, 2031                               500,000        524,925
-------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital),
  AMBAC, 5.25%, 2015                                                                         585,000        644,237
-------------------------------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare Authority Rev. (Allied Rehab
  Hospital), 7.125%, 2005                                                                     55,000         55,318
-------------------------------------------------------------------------------------------------------------------
Southcentral Pennsylvania General Authority Rev. (York Hospital), 5.625%, 2026               600,000        633,018
-------------------------------------------------------------------------------------------------------------------
St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic Health East),
  "B", 5.375%, 2034                                                                          750,000        768,698
-------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                       350,000        363,622
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 12,873,163
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.8%
-------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises,
  Inc.), 7.5%, 2012                                                                       $  150,000   $    153,483
-------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated
  Services), 7.25%, 2035                                                                     150,000        158,048
-------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement
  Project), 5.875%, 2031                                                                     500,000        519,930
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    831,461
-------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.1%
-------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth
  Academy), 8%, 2024                                                                      $  150,000   $    150,719
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.0%
-------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
  Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019                             $  530,000   $    521,838
-------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Industrial Development Corp. (Waste Management),
  LOC, 5.1%, 2018                                                                            500,000        524,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,045,838
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.7%
-------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017           $  300,000   $    334,761
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021            150,000        157,046
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev
  (Proctor & Gamble), 5.375%, 2031                                                         1,000,000      1,069,540
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                    270,000        287,842
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,849,189
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
-------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority (International Paper
  Co.), 5.3%, 2012                                                                        $  650,000   $    700,921
-------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.2%
-------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013                                   $  185,000   $    185,257
-------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.0%
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Housing Authority Capital Program Rev., FSA, 5.25%, 2014                $1,000,000   $  1,126,040
-------------------------------------------------------------------------------------------------------------------
PARKING - 1.5%
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015                        $1,000,000   $  1,110,400
-------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020                               500,000        572,440
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,682,840
-------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.5%
-------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
  AMBAC, 5.25%, 2017                                                                      $  500,000   $    538,510
-------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.3%
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Redevelopment Authority Home Improvement Loan Rev.,
  FHA, 6.1%, 2010                                                                         $   60,000   $     61,819
-------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Urban Development Authority Mortgage Rev., 5.5%, 2010                        305,000        308,099
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    369,918
-------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.2%
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.75%, 2013             $  200,000   $    208,166
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2014                   500,000        515,155
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020               1,405,000      1,431,962
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021                750,000        760,313
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033                690,000        732,076
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034                   970,000      1,019,101
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,666,773
-------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.3%
-------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
  Facilities (American Ref-Fuel Co. ), "A", 6.2%, 2019                                    $  300,000   $    316,857
-------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.1%
-------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, 5.5%, 2012                               $1,000,000   $  1,115,410
-------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.0037%, 2018++               500,000        660,150
-------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers and Arts Center), 6.65%, 2020                     255,000        262,352
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Rev., 6.75%, 2019                                             250,000        256,725
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic Development,
  AMBAC, 7%, 2007                                                                            300,000        326,583
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026                      1,000,000      1,050,400
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030                         750,000        784,365
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012                        500,000        537,415
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E", 5.7%, 2010++++          1,000,000      1,134,700
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2013+++                             500,000        645,210
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,773,310
-------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.4%
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026                    $1,500,000   $  1,549,770
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.6%
-------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
  AMBAC, 5.25%, 2013                                                                      $  500,000   $    548,530
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                               135,000        141,168
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    689,698
-------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023         $  350,000   $    355,656
-------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
-------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                   $  335,000   $    318,431
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                  160,000        152,026
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    470,457
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 6.8%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009++++                  $  500,000   $    578,490
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, 5.5%, 2013                   500,000        567,780
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036            1,020,000      1,098,377
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, ROLS,
  MBIA, 8.946%, 2020+++                                                                    1,500,000      2,050,350
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015                                                 250,000        279,548
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, MBIA, 5%, 2024                                           1,775,000      1,864,709
-------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013          500,000        546,800
-------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.375%, 2017         500,000        537,025
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,523,079
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.4%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College), 5.95%, 2032                                      $  335,000   $    353,097
-------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2017           535,000        586,093
-------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Authority University Rev. (Villanova University),
  FGIC, 5.25%, 2020                                                                        1,000,000      1,099,830
-------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Authority University Rev. (Villanova University),
  FGIC, 5.25%, 2021                                                                        1,000,000      1,093,730
-------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032                             750,000        786,615
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Clarion University
  Foundation), XLCA, 5%, 2023                                                              1,000,000      1,054,430
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
  University), 5.2%, 2032                                                                    500,000        519,820
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Indepedent Colleges &
  University), FGIC, 5%, 2024                                                              1,000,000      1,052,450
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University),
  MBIA, 5.5%, 2018                                                                           300,000        331,170
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst College),
  "B", 5%, 2023                                                                              500,000        502,160
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener
  University), 5.375%, 2029                                                                  300,000        310,890
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building Authority (Delaware County College),
  MBIA, 5.75%, 2016                                                                          500,000        566,335
-------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, 5%, 2029                                                    1,000,000      1,030,840
-------------------------------------------------------------------------------------------------------------------
Union County, PA, Higher Educational Facilities Financing Authority, University Rev
  (Bucknell University), 5.25%, 2021                                                       1,000,000      1,083,290
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 10,370,750
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMATORIES - 0.6%
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority (Germantown Friends
  School Project), 5.35%, 2031                                                            $  600,000   $    629,556
-------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.3%
-------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek
  Partners), 6.65%, 2010                                                                  $  135,000   $    145,897
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.4%, 2009                                                  150,000        152,124
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    298,021
-------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.2%
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
  Seward), "A", 6.75%, 2036                                                               $  250,000   $    259,190
-------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.8%
-------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.911%, 2014+++                                  $2,170,000   $  2,577,960
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2020                1,000,000      1,092,210
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2016                                          1,000,000      1,099,280
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2018                                            500,000        552,990
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,322,440
-------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.3%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2017                                       $  750,000   $    851,858
-------------------------------------------------------------------------------------------------------------------
Bucks County, PA, (Suburban Water Co. ), FGIC, 5.55%, 2032                                 1,000,000      1,057,920
-------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2018             750,000        792,975
-------------------------------------------------------------------------------------------------------------------
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                                         750,000        797,490
-------------------------------------------------------------------------------------------------------------------
Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2034                     1,500,000      1,546,110
-------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028                           440,000        454,771
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water Rev., MBIA, 5.5%, 2014                                             1,000,000      1,038,570
-------------------------------------------------------------------------------------------------------------------
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034                          1,660,000      1,712,273
-------------------------------------------------------------------------------------------------------------------
University Area Joint Authority, Sewer rev., MBIA, 5%, 2023                                1,500,000      1,567,740
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                            500,000        533,405
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 10,353,112
-------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $100,419,842)                                                  $106,555,373
-------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.5%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 2%, due 1/06/05                                                         $1,000,000   $  1,000,000
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 2%, due 1/06/05                                                            400,000        400,000
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 2%, due 1/06/05                                                          1,400,000      1,400,000
-------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                     $2,800,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $103,219,842)                                                      $109,355,373
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.3%                                                                     1,468,990
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $110,824,363
-------------------------------------------------------------------------------------------------------------------

  ++ Inverse floating rate security.
   + Restricted security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM                     = Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------------------------------------------
AMBAC                   = AMBAC Indemnity Corp.
ASST GTY                = Asset Guaranty Insurance Co.
CONNIE LEE              = Connie Lee Insurance Co.
FGIC                    = Financial Guaranty Insurance Co.
FHA                     = Federal Housing Administration
FSA                     = Financial Security Assurance Inc.
LOC                     = Letter of Credit
MBIA                    = Municipal Bond Investors Corp.
XLCA                    = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------
RITES                   = Residual Interest Tax-Exempt Security
ROLS                    = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Pennsylvania Municipal Bond Fund
Supplemental Schedules (unaudited) 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                     $103,167,701
                                                   ============
Gross unrealized appreciation                      $  6,235,687
Gross unrealized depreciation                           (48,015)
                                                   ------------
Net unrealized appreciation (depreciation)         $  6,187,672
                                                   ============

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

Expiration                     Notional Principal     Cash Flows Paid             Cash Flows Received          Unrealized
                               Amount of              by the Fund                 by the Fund                  Appreciation
                               Contract                                                                        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
                                                      Fixed - 3 Year BMA          Floating - 7 Day BMA
12/1/2007            USD       2,000,000              Swap Index, (2.795%)        Swap Index                     (4,911)

                                                      Fixed - 10 Year BMA         Floating - 7 Day BMA
6/8/2015             USD       2,000,000              Swap Index, (3.657%)        Swap Index                      7,505

                                                      Fixed - 10 Year BMA         Floating - 7 Day BMA
6/15/2015            USD       2,000,000              Swap Index, (3.702%)        Swap Index                     (3,357)

                                                      Fixed - 10 Year BMA         Floating - 7 Day BMA
8/3/2015             USD       3,000,000              Swap Index, (3.803%)        Swap Index                    (14,317)

                                                      Fixed - 10 Year BMA         Floating - 7 Day BMA
9/1/2015             USD       3,000,000              Swap Index, (3.937%)        Swap Index                    (48,208)

                                                       Fixed - 12 Year BMA         Floating - 7 Day BMA
1/11/2017             USD       1,500,000              Swap Index, (3.937%)        Swap Index                   (31,335)

                                                       Fixed - 12 Year BMA         Floating - 7 Day BMA
3/22/2017             USD       1,500,000              Swap Index, (3.666%)        Swap Index                    13,187

                                                       Fixed - 12 Year BMA         Floating - 7 Day BMA
4/6/2017              USD       1,500,000              Swap Index, (3.884%)        Swap Index                   (12,122)

                                                       Fixed - 12 Year BMA         Floating - 7 Day BMA
4/20/2017             USD       1,000,000              Swap Index, (3.714%)        Swap Index                     6,106
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Total                        (87,452)
-----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities
At December 31, 2004, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                            Date of
Description                                 Acquisition     Par Amount         Cost             Value
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS,
FGIC, 8.946%, 2015                          8/5/2002        1,000,000          1,292,920        1,334,640
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS,
XLCA, 8.856%, 2017                          10/22/2001      1,000,000          1,210,760        1,320,100
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway
& Transportation Authority, ROLS,
 MBIA, 8.946%, 2020                         4/25/2003       1,500,000          1,970,477        2,050,350
----------------------------------------------------------------------------------------------------------
GuamPower Authority Rev., RITES,
AMBAC, 7.911%, 2014                         5/20/1999       2,170,000          2,308,663        2,577,960
----------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.1725%, 2013                 9/30/1999         500,000            509,110          645,210
----------------------------------------------------------------------------------------------------------
                                                                                               $7,928,260
                                                                                               ==========

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004
ISSUER                                                                                    PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.1%
-------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027                                                   $ 2,250,000         $  2,329,957
-------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", AMBAC, 5.7%, 2026            1,000,000            1,030,560
-------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA, 5%, 2026                1,000,000            1,028,490
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,389,007
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
-------------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev., Exempt Facilities Hoechst Celanese, 5.7%, 2024         $   850,000         $    794,521
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.1%
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029                           $ 1,000,000         $  1,019,680
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, 8.4455%, 2009+++,++++                                  2,000,000            2,475,680
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, 8.4455%, 2009+++,++++                                  1,750,000            2,162,335
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 8.9455%, 2020+++                                 2,000,000            2,532,720
-------------------------------------------------------------------------------------------------------------------------
Hilton Head Island, SC, Public Facilities Corp., AMBAC, 5.75%, 2014                        1,750,000            1,794,643
-------------------------------------------------------------------------------------------------------------------------
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                                           1,000,000            1,075,570
-------------------------------------------------------------------------------------------------------------------------
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                                  915,000            1,032,138
-------------------------------------------------------------------------------------------------------------------------
Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018                         1,000,000            1,121,590
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,214,356
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                                   $ 1,000,000         $  1,070,600
-------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, FSA, 9.4755%, 2016+++                                    850,000            1,098,693
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,169,293
-------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 10.6%
-------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B", 5.5%, 2018                                    $ 1,465,000         $  1,623,074
-------------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, School District, "B", 5.625%, 2009++++                                2,000,000            2,246,840
-------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, School District, 5%, 2020                                             2,000,000            2,105,900
-------------------------------------------------------------------------------------------------------------------------
Chesterfield County, SC, School District, FSA, 5%, 2023                                    3,000,000            3,150,630
-------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, School District, 5.25%, 2011++++                                    1,500,000            1,683,870
-------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, School District, 5.25%, 2011++++                                    1,000,000            1,122,580
-------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020                      1,065,000            1,161,596
-------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022                     2,050,000            2,250,388
-------------------------------------------------------------------------------------------------------------------------
Richland County, SC, School District, 5.1%, 2021                                           1,750,000            1,855,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 17,199,878
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 18.1%
-------------------------------------------------------------------------------------------------------------------------
Charleston County, SC (Care Alliance Health Services), "A", FSA, 5%, 2019                $ 1,000,000         $  1,058,250
-------------------------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), MBIA, ETM,
5%, 2022++++                                                                               2,450,000            2,449,731
-------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA,
5.25%, 2034                                                                                2,000,000            2,106,520
-------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020                       3,400,000            3,993,130
-------------------------------------------------------------------------------------------------------------------------
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021        1,000,000            1,038,650
-------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2032                             250,000              263,010
-------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2037                             250,000              262,053
-------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding &
Improvement, 5.5%, 2032                                                                    1,000,000            1,049,790
-------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding &
Improvement, FSA, 5.125%, 2021                                                             1,500,000            1,584,960
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
(Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015                                    1,750,000            1,829,485
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
(Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021                                      1,500,000            1,592,250
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
(Palmetto Health Alliance), 6.25%, 2031                                                      750,000              793,778
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Bon Secours Health
Systems, Inc.), "A", 5.625%, 2030                                                          1,250,000            1,289,525
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
(Georgetown Memorial Hospital), AMBAC, 5%, 2023                                            1,000,000            1,030,710
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilties Rev
(Georgetown Memorial Hospital), AMBAC, 6%, 2014                                            1,000,000            1,149,670
-------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev, "A", MBIA, 5%, 2031            2,000,000            2,033,480
-------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020                             2,500,000            2,569,125
-------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025                             1,000,000            1,027,650
-------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                              2,250,000            2,359,283
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 29,481,050
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill) "A", 8%, 2015                       $ 1,505,000         $  1,349,518
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Residential Care Facilities
(Episcopal Home), "A", 6.375%, 2032                                                          400,000              410,740
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,760,258
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.),
ETM, 6.75%, 2017++++                                                                     $ 1,000,000         $  1,264,720
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                 385,000              410,441
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,675,161
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.0%
-------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial Development Rev. (Sonoco Products Co.), 6.125%, 2025   $ 1,500,000         $  1,539,810
-------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Corp.), 7.375%, 2007       225,000              226,616
-------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement Rev., International Paper, "A",
5.3%, 2028                                                                                   500,000              477,510
-------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Environmental Improvement Rev., International Paper, "A",
6.1%, 2023                                                                                 1,000,000            1,054,010
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,297,946
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & Tourism - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                              $   510,000         $    524,627
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2018                                                                      570,000              605,061
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2019                                                                      595,000              637,364
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2020                                                                      630,000              672,695
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,439,747
-------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.5%
-------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority (Hunting Ridge
Apartments), 6.75%, 2025                                                                 $ 1,000,000         $  1,023,930
-------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority (Runaway Bay
Apartments), 6.125%, 2015                                                                  1,300,000            1,342,393
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,366,323
-------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.2%
-------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Amt, "A-2", FSA, 5.2%, 2035                $ 1,000,000         $  1,020,620
-------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 6%, 2020           460,000              464,255
-------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 5.35%, 2024      2,000,000            2,047,920
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,532,795
-------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.5%
-------------------------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2019                       $ 1,000,000         $  1,075,730
-------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Certificates of Participation, FGIC, ETM, 0%, 2005++++                1,160,000            1,158,376
-------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Certificates of Participation, FGIC, ETM, 0%, 2006++++                1,160,000            1,132,021
-------------------------------------------------------------------------------------------------------------------------
South Carolina Water Resources Authority Rev. (Local Government Program), "A",
7.25%, 2020                                                                                  685,000              687,589
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,053,716
-------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.0%
-------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009++++                $ 1,000,000         $  1,132,010
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007++++                                          1,000,000            1,069,410
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2013+++                           1,375,000            1,774,328
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.1725%, 2019+++                           1,300,000            1,731,938
-------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025             685,000              722,839
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,430,525
-------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                           $   180,000         $    188,224
-------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, FSA, 5.25%, 2021                                  1,000,000            1,105,040
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,293,264
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
-------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                $ 1,000,000         $    975,520
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.0%
-------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023                  $   500,000         $    523,830
-------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", MBIA, 5.375%, 2018                 1,000,000            1,089,650
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,613,480
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 8.2%
-------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5.125%, 2034       $ 1,510,000         $  1,580,593
-------------------------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC, 6.25%, 2015                                    1,250,000            1,434,338
-------------------------------------------------------------------------------------------------------------------------
College Charleston, SC, Higher Education Facility Rev., "A", FGIC, 5.25%, 2028             2,435,000            2,577,423
-------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC,
5.375%, 2020                                                                               1,245,000            1,366,014
-------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC,
5.5%, 2030                                                                                 2,000,000            2,162,940
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Student Housing Rev. (FMU
Francis Marion University), "A", MBIA, 5%, 2034                                            1,945,000            1,994,014
-------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", FGIC, 5.625%, 2020                     1,555,000            1,723,671
-------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., MBIA, 5.75%, 2026                             515,000              543,377
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,382,370
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 9.0%
-------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utility Rev., Refunding & Improvement, MBIA, 5.5%, 2017               $ 1,500,000         $  1,616,625
-------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., FSA, 5%, 2027                                                    1,000,000            1,038,980
-------------------------------------------------------------------------------------------------------------------------
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA,
5%, 2021                                                                                     175,000              186,242
-------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas,
AMBAC, 5.7%, 2024                                                                          2,000,000            2,006,420
-------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                    2,600,000            3,254,368
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 7.8888%, 2015+++                         1,000,000            1,152,230
-------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                              2,000,000            2,055,380
-------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018                               200,000              221,008
-------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", AMBAC, 5.5%, 2023                            1,000,000            1,049,240
-------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FGIC, 5.875%, 2023                             500,000              526,695
-------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                            1,500,000            1,552,035
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 14,659,223
-------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 21.4%
-------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                                $ 1,000,000         $  1,027,760
-------------------------------------------------------------------------------------------------------------------------
Anderson, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032                               2,000,000            2,093,120
-------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B", 5%, 2028                1,000,000            1,026,480
-------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 0%, 2005                                    2,245,000            2,241,835
-------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 0%, 2006                                    9,330,000            9,092,458
-------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010++++                                2,000,000            2,302,660
-------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Stormwater Systems, FSA, 5%, 2022                                            595,000              630,504
-------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Waterworks Rev., 5.25%, 2020                                                 860,000              941,580
-------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Waterworks Rev., 5.5%, 2022                                                1,000,000            1,065,300
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005++++                                    445,000              460,121
-------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A", FSA, 5.375%, 2023         500,000              546,260
-------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, San Sewer District, Sewer Systems Rev., "B", MBIA, 5%, 2034               4,000,000            4,112,200
-------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                      1,000,000            1,068,090
-------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., FGIC, 6.05%, 2006++++                                    2,750,000            2,900,013
-------------------------------------------------------------------------------------------------------------------------
Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007                            4,000,000            3,796,280
-------------------------------------------------------------------------------------------------------------------------
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027       1,490,000            1,552,804
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 34,857,465
-------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $146,955,844)                                                        $159,585,898
-------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "D", 2%, due 1/06/05                                                          $   800,000         $    800,000
-------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 1.95%, due 1/06/05                100,000              100,000
-------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 2%, due 1/06/05                           100,000              100,000
-------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
"B", 2.2%, due 1/03/05                                                                       100,000              100,000
-------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                         $  1,100,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $148,055,844)                                                            $160,685,898
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                           1,923,033
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $162,608,931
-------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:
ETM = Escrowed to maturity

Insurers
-------------------------------------------------------------------------------------------------------------------------
AMBAC       = AMBAC Indemnity Corp.
ASST GTY    = Asset Guaranty Insurance Co.
FGIC        = Financial Guaranty Insurance Co.
FSA         = Financial Security Assurance Inc.
MBIA        = Municipal Bond Investors Corp.
XLCA        = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------
RITES       = Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $148,055,844
                                                                ============
Gross unrealized appreciation                                   $ 12,745,023
Gross unrealized depreciation                                       (114,969)
                                                                ------------
Net unrealized appreciation (depreciation)                      $ 12,630,054
                                                                ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                 Notional Principal                                                                Unrealized
                                     Amount of        Cash Flows Paid                    Cash Flows               Appreciation
Expiration          Currency         Contract           by the fund                  Received by the fund        (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
12/1/2007             USD            3,000,000       Fixed - 3 Year BMA Swap       Floating - 7 Day BMA
                                                     Index, (2.795%)               Swap Index                       $ (7,365)
-------------------------------------------------------------------------------------------------------------------------------
1/11/2017             USD            2,000,000       Fixed - 12 Year BMA Swap      Floating - 7 Day BMA
                                                     Index, (3.937%)               Swap Index                         (41,780)
-------------------------------------------------------------------------------------------------------------------------------
5/10/2035             USD            2,000,000       Floating - 7 Day BMA          Fixed - 30 Year BMA Swap
                                                     Swap Index                    Index, (4.374%)                    42,751
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $ (6,394)
                                                                                                                    ===========

At December 31, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED

(3) Restricted Securities

At December 31, 2004, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.0% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                DATE OF
DESCRIPTION                                 ACQUISITION               PAR AMOUNT                 COST           VALUE
---------------------------------------------------------------------------------------------------------------------

Commonwealth of Puerto Rico,
RITES, 8.4455%, 2009                          10/5/2000                2,000,000           $2,066,433      $2,475,680
---------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
RITES, 8.4455%, 2009                          10/5/2000                1,750,000            1,794,108       2,162,335
---------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
RITES, MBIA, 8.9455%, 2020                    3/30/2000                2,000,000            2,043,232       2,532,720
---------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
RITES, FSA, 9.4755%, 2016                      1/6/2000                  850,000              882,124       1,098,693
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power
Authority, RITES, FSA, 7.8888%, 2015          9/30/1999                1,000,000              976,500       1,152,230
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.1725%, 2013                   9/30/1999                1,375,000            1,398,793       1,774,328
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.1725%, 2019                   3/31/1999                1,300,000            1,470,326       1,731,938
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $12,927,924
                                                                                                          ===========



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) MUTUAL FUNDS

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004


MFS(R) TENNESSEE MUNICIPAL BOND FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Tennessee Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT        $ VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
-------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.2%
-------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021           $1,500,000   $  1,553,910
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 5.7%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA, 5%, 2024                $  770,000   $    804,665
-------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007++++                               1,000,000      1,086,560
-------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007++++                               1,000,000      1,086,560
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, 5.4%, 2006++++                                                   3,000,000      3,185,250
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Building Authority, 5.5%, 2021                                          1,000,000      1,143,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,306,285
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 4.2%
-------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2021                                             $2,570,000   $  2,697,215
-------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2017                               645,000        708,197
-------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Public Improvement, 5%, 2018                                        1,760,000      1,887,864
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,293,276
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 15.0%
-------------------------------------------------------------------------------------------------------------------
Fayette County, TN, School District, AMBAC, 5.6%, 2008++++                                $1,215,000   $  1,332,114
-------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2009++++                                    455,000        514,496
-------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2016                                        190,000        212,086
-------------------------------------------------------------------------------------------------------------------
Giles County, TN, School Improvement, FGIC, 5.75%, 2010++++                                1,980,000      2,256,368
-------------------------------------------------------------------------------------------------------------------
Greene County, TN, Rural School, FGIC, 5%, 2020                                            1,240,000      1,307,270
-------------------------------------------------------------------------------------------------------------------
Greene County, TN, Rural School, FGIC, 5%, 2021                                            1,300,000      1,366,027
-------------------------------------------------------------------------------------------------------------------
Milan, TN, Special School District, MBIA, 5%, 2021                                         1,000,000      1,049,600
-------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008++++                                         915,000      1,003,279
-------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008++++                                         975,000      1,069,068
-------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School & Public Improvement, 5%, 2022                               1,510,000      1,590,241
-------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School District, 5.875%, 2010++++                                   1,100,000      1,264,857
-------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 0%, 2007++++                                    1,500,000        897,270
-------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5.875%, 2010++++                                2,000,000      2,299,740
-------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5%, 2020                                        1,000,000      1,058,630
-------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010++++                                      1,575,000      1,822,259
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 19,043,305
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.4%
-------------------------------------------------------------------------------------------------------------------
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital),
  AMBAC, 5%, 2018                                                                         $1,000,000   $  1,051,880
-------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City
  Medical Center Hospital), MBIA, 5.25%, 2016                                              1,375,000      1,405,470
-------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City
  Medical Center Hospital), MBIA, ETM, 5%, 2018++++                                        1,500,000      1,567,035
-------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital
  Facilities Rev. (Baptist Health Systems), 6.5%, 2031                                       300,000        301,308
-------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Catholic
-------------------------------------------------------------------------------------------------------------------
Healthcare Partners), 5.25%, 2030                                                          1,000,000      1,030,030
-------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (East
  Tennessee Children's Hospital), 5.75%, 2033                                                450,000        469,003
-------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Fort
  Sanders), MBIA, 5.75%, 2014                                                              3,250,000      3,760,900
-------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Covenent
  Health), FSA, 5%, 2022                                                                   1,000,000      1,047,590
-------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health,
Educational & Housing Facilities Board Rev. (Adventist Health
  System), 5.25%, 2020                                                                     1,000,000      1,031,440
-------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Board Rev
  (St. Judes Children's Research), 5.5%, 2020                                              1,750,000      1,849,540
-------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Hospital Rev
  (Methodist Healthcare), ETM, 6.5%, 2021++++                                                375,000        449,213
-------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Hospital Rev
  (Methodist Healthcare), 6.5%, 2012++++                                                     625,000        757,413
-------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev
  (Northcrest Medical Center), 5.25%, 2013                                                 1,000,000      1,024,680
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 15,745,502
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.6%
-------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034              $  500,000   $    520,330
-------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006++++             260,000        286,486
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    806,816
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.1%
-------------------------------------------------------------------------------------------------------------------
Metropolitan Knoxville, TN, Airport Authority Special Purpose Rev
  (Northwest Airlines), 8%, 2032                                                          $  150,000   $    146,987
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.5%
-------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                            $1,000,000   $  1,045,100
-------------------------------------------------------------------------------------------------------------------
Humphreys County, TN, Industrial Rev. DuPont, 6.7%, 2024                                   1,750,000      1,791,422
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev
  (Hovensa Refinery), 5.875%, 2022                                                           320,000        341,146
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,177,668
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.8%
-------------------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development Board, Pollution Control Rev
  (Bowater, Inc.), 7.625%, 2016                                                           $1,000,000   $  1,003,400
-------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 3.0%
-------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028                     $2,000,000   $  2,092,260
-------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029                       1,665,000      1,782,266
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,874,526
-------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.6%
-------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek),
  GNMA, 6.125%, 2019                                                                      $  445,000   $    474,584
-------------------------------------------------------------------------------------------------------------------
Franklin, TN, Industrial Development Rev. (Landings Apartments), FSA, 6%, 2026             1,000,000      1,037,270
-------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point
  Apartments), MBIA, 5.85%, 2020                                                           1,000,000      1,046,010
-------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health &
  Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023              500,000        521,915
-------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health,
  Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032              495,000        497,148
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, 5%, 2020                                            1,000,000      1,059,580
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,636,507
-------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 12.0%
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023                         $1,500,000   $  1,573,935
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034                         2,000,000      2,056,280
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership
  Program, 5.45%, 2014                                                                     2,535,000      2,635,969
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership
  Program, 4.45%, 2017                                                                       645,000        643,220
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership
  Program, 4.45%, 2017                                                                       660,000        658,119
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership
 Program, 4.55%, 2018                                                                        575,000        574,437
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership
  Program, 4.55%, 2018                                                                       690,000        689,310
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership
  Program, 6%, 2020                                                                        1,755,000      1,816,618
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership
  Program, 5.05%, 2027                                                                       985,000        994,161
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership
  Program, 5.25%, 2034                                                                     1,500,000      1,589,970
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program,
  FSA, 5.4%, 2032                                                                            885,000        899,018
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program,
  FSA, 4.15%, 2033                                                                           795,000        808,515
-------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program,
  MBIA, 6.125%, 2020                                                                         285,000        295,251
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 15,234,803
-------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.7%
-------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018                         $1,000,000   $  1,128,200
-------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Community Development Corp. Ref Wts, 5%, 2024                               1,000,000      1,042,190
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007++++                                          2,000,000      2,138,820
-------------------------------------------------------------------------------------------------------------------
State of Tennessee, School Bond Authority (Higher Education Facilities),
  FSA, 5%, 2017                                                                            1,000,000      1,072,060
-------------------------------------------------------------------------------------------------------------------
State of Tennessee, School Bond Authority (Higher Education Facilities),
  FSA, 5.25%, 2029                                                                         3,000,000      3,173,340
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,554,610
-------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.6%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                           $  730,000   $    757,543
-------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.8%
-------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, Tobacco Settlement, Asset Backed,
  "B", 5.5%, 2041                                                                         $  350,000   $    320,880
-------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5%, 2031                                                 750,000        649,425
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    970,305
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.9%
-------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health,
  Educational & Housing Facilities Board Rev. (McKendree Village,
  Inc.), 5.125%, 2020                                                                     $1,000,000   $  1,032,800
-------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health,
  Educational & Housing Facilities Board Rev. (Meharry Medical
  College), AMBAC, 5%, 2024                                                                3,750,000      3,894,488
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,927,288
-------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.0%
-------------------------------------------------------------------------------------------------------------------
Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                                      $1,000,000   $  1,035,320
-------------------------------------------------------------------------------------------------------------------
Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009++++                                    1,255,000      1,409,390
-------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical
  Rev., 5.125%, 2021                                                                       1,500,000      1,599,075
-------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev.,
  "A", AMBAC, 5%, 2029                                                                     1,500,000      1,548,600
-------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev.,
  MBIA, 0%, 2012                                                                           3,305,000      2,494,283
-------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                       2,000,000      2,131,280
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 10,217,948
-------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 16.0%
-------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC, 5%, 2024            $1,500,000   $  1,571,040
-------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC, 5%, 2027                  3,000,000      3,110,460
-------------------------------------------------------------------------------------------------------------------
Harpeth Valley, TN, Utilities Improvements Rev., MBIA, 5.05%, 2020                         1,925,000      2,063,119
-------------------------------------------------------------------------------------------------------------------
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                                       2,750,000      2,868,277
-------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2016                                                625,000        688,144
-------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2018                                              1,145,000      1,259,912
-------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2020                                                750,000        827,535
-------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, Water Rev., MBIA, 5%, 2027                                            770,000        812,889
-------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2006++++                1,920,000      1,834,330
-------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2007++++                1,920,000      1,780,147
-------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner
  Counties Waterworks), FSA, 6%, 2010++++                                                  1,000,000      1,149,030
-------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner
  Counties Waterworks), FSA, 5%, 2021                                                        800,000        838,320
-------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner
  Counties Waterworks), FSA, 5%, 2032                                                      1,500,000      1,540,020
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 20,343,223
-------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $115,033,101)                                                  $123,593,902
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    PAR AMOUNT        $ VALUE
-------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.8%
-------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Utilities Board Rev., 2.16%, due 1/03/05                                   $1,300,000   $  1,300,000
-------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public
  Improvement, 2%, due 1/06/05                                                               200,000        200,000
-------------------------------------------------------------------------------------------------------------------
South Blount County, TN, Utility District Rev., 2.18%, due 1/03/05                           800,000        800,000
-------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                   $  2,300,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $117,333,101)                                                      $125,893,902
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                     1,423,049
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $127,316,951
-------------------------------------------------------------------------------------------------------------------
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM             = Escrowed to maturity.

Insurers
-------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
FGIC            = Financial Guaranty Insurance Co.
FHA             = Federal Housing Administration
FSA             = Financial Security Assurance Inc.
GNMA            = Government National Mortgage Assn.
MBIA            = Municipal Bond Investors Corp.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi annual or annual report.

MFS TENNESSEE MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate cost                          $117,219,807
                                        ============
Gross unrealized appreciation           $  8,795,218
Gross unrealized depreciation               (121,123)
                                        ------------
Net unrealized appreciation             $  8,674,095
                                        ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

                               Notional Principal       Cash Flows Paid               Cash Flows            Unrealized
                                   Amount of              by the fund             Received by the fund      Appreciation
Expiration                         Contract                                                                (Depreciation)
-------------------------------------------------------------------------------------------------------------------------

5/10/2035             USD         1,500,000             Floating - 7 Day BMA       Fixed - 30 Year BMA
                                                        Swap Index                 Swap Index, (4.374%)        $32,063
                                                                                                               -------
                                                                                                               $32,063
                                                                                                               -------

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) VIRGINIA MUNICIPAL BOND FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Virginia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT        $ VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.0%
-------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 7.3%
-------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5.125%, 2024              $1,000,000   $  1,039,550
-------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5%, 2025                     705,000        722,505
-------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016                       2,465,000      2,580,658
-------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020                     11,000,000     11,487,630
-------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", MBIA, 5%, 2018                   2,000,000      2,073,240
-------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                               1,755,000      1,925,323
-------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                                   3,000,000      3,112,650
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                                720,000        739,742
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 23,681,298
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.3%
-------------------------------------------------------------------------------------------------------------------
Bristol, VA, MBIA, 5.3%, 2018                                                             $1,250,000   $  1,350,638
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029                             1,000,000      1,019,680
-------------------------------------------------------------------------------------------------------------------
Lebanon, VA, 6.375%, 2006++++                                                              1,625,000      1,769,219
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,139,537
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 14.3%
-------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010++++                                                     $1,900,000   $  2,185,209
-------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 5%, 2020                                                          2,015,000      2,134,127
-------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2018                                                  3,280,000      3,767,605
-------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2019                                                  3,480,000      3,993,787
-------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Public Improvement, "B", 5.375%, 2016                                  2,650,000      2,912,880
-------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Public Improvement, 5.6%, 2020                                              1,765,000      1,964,357
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 9.476%, 2016+++                          1,105,000      1,428,301
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.468%, 2017+++                            615,000        747,397
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2006                                                                     1,000,000        978,160
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2006                                                                     2,500,000      2,445,400
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2008                                                                     2,000,000      1,841,820
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, "A", FSA, 5.125%, 2024                                                       5,000,000      5,297,950
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2007                                                                5,280,000      5,009,558
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2008                                                                5,270,000      4,853,196
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2009                                                                5,175,000      4,562,901
-------------------------------------------------------------------------------------------------------------------
Suffolk, VA, Public Improvement, 5.5%, 2020                                                1,880,000      2,063,695
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 46,186,343
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 0.3%
-------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029                          $1,000,000   $  1,123,360
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.2%
-------------------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha
  Jefferson Hospital), 5.25%, 2023                                                        $3,000,000   $  3,066,720
-------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Virginia,
  Hospital Center
-------------------------------------------------------------------------------------------------------------------
Arlington Health Systems), 5.25%, 2021                                                     2,600,000      2,699,866
-------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems),
  "B", 5.125%, 2033                                                                          750,000        756,210
-------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems),
  AMBAC, 5.25%, 2023                                                                      11,000,000     11,601,040
-------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health
  Systems, Inc.), "A", 5.6%, 2030                                                          2,000,000      2,091,620
-------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health
  Systems, Inc.), MBIA, 6.25%, 2020                                                        1,500,000      1,867,095
-------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun
  Hospital Center), "A", 6.1%, 2032                                                        1,000,000      1,066,910
-------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority Rev., 5.2%, 2018                           1,000,000      1,082,690
-------------------------------------------------------------------------------------------------------------------
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018                   3,000,000      3,161,130
-------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial), FHA, 8.7%, 2023                       2,050,000      2,492,657
-------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Health Care Rev. (Riverside Health System), 5%, 2018        3,580,000      3,703,832
-------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac
  Hospital Corp.), 5.2%, 2026                                                              1,000,000      1,021,390
-------------------------------------------------------------------------------------------------------------------
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial
  Hospital), "B", MBIA, 6.125%, 2017                                                       6,000,000      7,256,880
-------------------------------------------------------------------------------------------------------------------
Winchester, VA, Industrial Development Authority Rev. (Winchester Medical Center),
  RIBS, AMBAC, 10.969%, 2014++                                                             3,600,000      3,894,372
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 45,762,412
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.5%
-------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority, Residential Care Facilities
  (United Methodist Homes), "A", 6.7%, 2027                                               $  750,000   $    788,153
-------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (First Mortgage Retirement
  Community), "A", 6.125%, 2035                                                              750,000        746,588
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,534,741
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.0%
-------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
  Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                     $1,500,000   $  1,671,495
-------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris,
  Inc.), 5.45%, 2014                                                                       1,750,000      1,644,703
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,316,198
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
-------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriot
  Hotel), 7.125%, 2015                                                                    $2,000,000   $  2,026,960
-------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, Virginia Coal (Dominion Terminal Associates), 6%, 2033          1,000,000      1,058,760
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                    750,000        799,560
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,885,280
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.4%
-------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging
  Corp.), 5.6%, 2025                                                                      $1,000,000   $    991,350
-------------------------------------------------------------------------------------------------------------------
Hopewell, VA, Industrial Development Authority, Resources Recovery Rev. (Stone
  Container Corp.), 8.25%, 2016                                                            1,250,000      1,268,550
-------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
  Facilities Rev. (Union Camp Corp.), 6.55%, 2024                                          4,000,000      4,088,200
-------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
  Facilities Rev. (Union Camp Corp.), 6.1%, 2027                                           2,750,000      2,834,810
-------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                    1,750,000      1,766,765
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 10,949,675
-------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.0%
-------------------------------------------------------------------------------------------------------------------
Stafford County, VA, Industrial Development Authority Rev., "B", MBIA, 5%, 2034           $3,060,000   $  3,165,784
-------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.3%
-------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
  Apartments), "B", 9%, 2018                                                              $3,675,000   $  3,674,522
-------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village),
  FNMA, 5.15%, 2031                                                                        3,000,000      3,100,770
-------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "B", 5.95%, 2016                              1,905,000      1,982,000
-------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "G", 5.625%, 2020                             2,000,000      2,082,760
-------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "I", 5.15%, 2017                              3,000,000      3,083,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,923,452
-------------------------------------------------------------------------------------------------------------------
PARKING - 0.5%
-------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                                         $1,630,000   $  1,715,836
-------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 4.5%
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Certificates of Participation, 6.1%, 2017                             $3,090,000   $  3,630,379
-------------------------------------------------------------------------------------------------------------------
Virginia Biotechnology Research Park (Biotech Two), 5.25%, 2018                            8,800,000      9,277,136
-------------------------------------------------------------------------------------------------------------------
Virginia Biotechnology Research Park Lease Rev. (Consolidated
  Laboratories), 5%, 2021                                                                  1,500,000      1,586,820
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 14,494,335
-------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 20.5%
-------------------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                                 $1,830,000   $  1,936,232
-------------------------------------------------------------------------------------------------------------------
Caroline County, VA, Industrial Development Authority, Lease Rev.,
  AMBAC, 5.125%, 2034                                                                      1,000,000      1,046,060
-------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House),
  MBIA, 6.25%, 2011                                                                        3,985,000      4,397,806
-------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House),
  MBIA, 5.25%, 2017                                                                        2,000,000      2,153,500
-------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, Industrial Development Authority, Public Facilities
  Lease  Rev., 7.5%, 2008                                                                  1,450,000      1,465,849
-------------------------------------------------------------------------------------------------------------------
Dinwiddie County, VA, Industrial Development Authority Lease Rev., "B", 5%, 2030           2,500,000      2,569,875
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority (Vienna II Metrorail), 6%, 2017         1,750,000      2,010,225
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority Rev. (U. S. Route 28),
  MBIA, 5%, 2029                                                                           1,000,000      1,035,860
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II
  Metrorail), 6%, 2016                                                                     1,650,000      1,896,923
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott & Gum Springs
  Community Centers), 5.5%, 2017                                                           2,225,000      2,298,848
-------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority, Public Lease
  Rev., 6.5%, 2005++++                                                                     5,000,000      5,228,200
-------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036         2,000,000      2,044,100
-------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2027           1,000,000      1,061,390
-------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2032            2,000,000      2,128,100
-------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2017                        1,000,000      1,158,850
-------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2017                        1,120,000      1,297,912
-------------------------------------------------------------------------------------------------------------------
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019                          6,405,000      6,776,874
-------------------------------------------------------------------------------------------------------------------
Orange County, VA, Industrial Development Authority (Orange County Project),
  AMBAC, 5%, 2034                                                                          1,000,000      1,027,870
-------------------------------------------------------------------------------------------------------------------
Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006++++                               2,230,000      2,389,869
-------------------------------------------------------------------------------------------------------------------
Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006++++                                 270,000        289,356
-------------------------------------------------------------------------------------------------------------------
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital
  Projects), AMBAC, 5.25%, 2033                                                            1,000,000      1,063,140
-------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Lease Partnerships, 5%, 2021                                    1,500,000      1,585,425
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.172%, 2013+++                            2,000,000      2,580,840
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.172%, 2016+++                              500,000        658,470
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Facilities, Certificates of Participation (Megahertz
  Project), "A", AMBAC, 5%, 2022                                                           1,600,000      1,678,416
-------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority (21st Century College Program), 6%, 2018               2,000,000      2,260,020
-------------------------------------------------------------------------------------------------------------------
Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                               3,750,000      3,500,025
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                                    1,070,000      1,183,581
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 7.862%, 2021+++                                   1,390,000      1,582,793
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 7.862%, 2023+++                                   1,520,000      1,698,387
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 7.862%, 2033+++                                   2,510,000      2,669,736
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017                           1,360,000      1,446,999
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 66,121,531
-------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.5%
-------------------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center
  Expansion), 6.125%, 2020                                                                $3,500,000   $  3,938,130
-------------------------------------------------------------------------------------------------------------------
Territory of Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025              1,000,000      1,035,180
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,973,310
-------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
-------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                   $  470,000   $    446,754
-------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5%, 2021                                                 605,000        574,847
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,021,601
-------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.7%
-------------------------------------------------------------------------------------------------------------------
Chesapeake Bay, Bridge & Tunnel Commission, Virginia District Rev.,
  FGIC, 0%, 2005                                                                          $4,535,000   $  4,490,240
-------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                                     1,500,000        865,005
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,355,245
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.2%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J",
  MBIA, 5%, 2029                                                                          $1,210,000   $  1,262,006
-------------------------------------------------------------------------------------------------------------------
Virginia Transportation Board Rev. (U. S. Route 58), "B", 5.125%, 2006++++                 4,000,000      4,198,080
-------------------------------------------------------------------------------------------------------------------
Virginia Commonwealth Board Program (Oak Grove Connector), "A", 5.25%, 2022                1,500,000      1,564,065
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,024,151
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.0%
-------------------------------------------------------------------------------------------------------------------
Danville, VA, Industrial Development Authority, Educational Facilities Rev. (Averett
  University), 6%, 2022                                                                   $  500,000   $    515,685
-------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, University Facilities Rev
  (George Washington University), 6.25%, 2012                                              2,710,000      2,756,612
-------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee
  University), MBIA, 5.25%, 2031                                                           1,000,000      1,114,230
-------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Hampton
  University), 6%, 2020                                                                    1,000,000      1,130,590
-------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Regent University),
  MBIA, 5.125%, 2031                                                                       1,000,000      1,038,860
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,555,977
-------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.9%
-------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
  LP), 6.5%, 2017                                                                         $  700,000   $    780,752
-------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-trade of
  Pittsylvania), 7.5%, 2014                                                                2,000,000      2,082,320
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,863,072
-------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.2%
-------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (VEPCO), 5.25%, 2008                $  750,000   $    774,923
-------------------------------------------------------------------------------------------------------------------
Halifax County, VA, Industrial Development Authority (Old Dominion Electric
  Cooperative), AMBAC, 5.625%, 2028                                                        3,000,000      3,213,570
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,988,493
-------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.3%
-------------------------------------------------------------------------------------------------------------------
Bristol VA, Utility Systems Rev., FSA, ETM, 5.75%, 2016++++                               $  240,000   $    285,581
-------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.911%, 2015+++                                   1,010,000      1,193,376
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 8.945%, 2017+++                     2,500,000      3,276,750
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "X", 6%, 2005++++                               3,000,000      3,119,310
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 8.695%, 2019+++                     1,270,000      1,574,165
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 8.045%, 2020+++                     1,250,000      1,507,625
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                                         5,000,000      5,127,950
-------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                                         1,000,000      1,031,830
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 17,116,587
-------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 8.6%
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2026                                        $1,000,000   $  1,048,950
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                         4,000,000      4,154,680
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                         1,000,000      1,047,400
-------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2032                                         2,000,000      2,056,080
-------------------------------------------------------------------------------------------------------------------
Hanover County, VA, Water & Sewer Systems Rev., MBIA, 5.25%, 2026                          2,000,000      2,097,840
-------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2019                            2,000,000      2,206,500
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005++++                                  2,455,000      2,538,421
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009++++                           235,000        283,199
-------------------------------------------------------------------------------------------------------------------
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                                 1,450,000      1,519,484
-------------------------------------------------------------------------------------------------------------------
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                                   1,000,000      1,153,800
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional
  Wastewater), 5.75%, 2021                                                                 1,335,000      1,483,145
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 6%, 2017                                   2,750,000      3,169,290
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 5.4%, 2018                                 1,135,000      1,255,500
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2019                   1,600,000      1,779,375
-------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2020                   1,690,000      1,876,424
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 27,670,088
-------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $293,802,093)                                                  $316,568,306
-------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.7%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 2%, due 1/06/05                                                         $  100,000   $    100,000
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 2%, due 1/06/05                                                            100,000        100,000
-------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 1.95%, due 1/06/05                100,000        100,000
-------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A", 2.23%, due 1/03/05                       100,000        100,000
-------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants,
  "A", 2%, due 1/06/05                                                                       300,000        300,000
-------------------------------------------------------------------------------------------------------------------
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.
  Project), 2.1%, due 1/03/05                                                              1,300,000      1,300,000
-------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2%, due 1/06/05                                100,000        100,000
-------------------------------------------------------------------------------------------------------------------
West Baton Rouge Parish, LA, Industrial District (Dow Chemical Co. ),
  "B", 2.28%, due 1/03/05                                                                    100,000        100,000
-------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                   $  2,200,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $296,002,093)                                                      $318,768,306
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.3%                                                                     4,098,901
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $322,867,207
-------------------------------------------------------------------------------------------------------------------
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM             = Escrowed to maturity.

Insurers
-------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
FGIC            = Financial Guaranty Insurance Co.
FHA             = Federal Housing Administration
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance Inc.
MBIA            = Municipal Bond Investors Corp.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------
RIBS            = Residual Interest Bonds
RITES           = Residual Interest Tax-Exempt Security
ROLS            = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VIRGINIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $295,877,169
                                                ============
Gross unrealized appreciation                   $ 23,060,307
Gross unrealized depreciation                       (169,170)
                                                ------------
Net unrealized appreciation (depreciation)      $ 22,891,137
                                                ============

(2) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

                            NOTIONAL PRINCIPAL                                                                      UNREALIZED
                               AMOUNT OF              CASH FLOWS PAID                 CASH FLOWS RECEIVED          APPRECIATION
EXPIRATION      CURRENCY       CONTRACT                 BY THE FUND                      BY THE FUND              (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
12/1/2007         USD          6,000,000            Fixed - 3 Year BMA Swap        Floating - 7 Day BMA Swap
                                                       Index, (2.795%)                      Index                     (14,731)

5/10/2035         USD          3,500,000            Floating - 7 Day BMA Swap      Fixed - 30 Year BMA Swap
                                                           Index                         Index, (4.374%)               74,814
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Total          60,083
--------------------------------------------------------------------------------------------------------------------------------

At December 31, 2004, the series had a sufficient cash and/or securities to cover any commitments under these contracts.

(C)2005 MFS Investment Management
MFS investment Products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS VIRGINIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(3) Restricted Securities

At December 31, 2004, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 5.9% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                        DATE OF
DESCRIPTION                               ACQUISITION      PAR AMOUNT       COST              VALUE
--------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES,
AMBAC, 7.911%, 2015                       5/20/1999        1,010,000        $1,058,642        $1,193,376
--------------------------------------------------------------------------------------------------------

Puerto Rico Electric Power Authority
Rev., RITES, FSA, 8.945%, 2017             /28/2000        2,500,000        $2,770,600        $3,276,750
--------------------------------------------------------------------------------------------------------

Puerto Rico Electric Power Authority
Rev., RITES, FSA, 8.695%, 2019            8/28/2000        1,270,000        $1,345,006        $1,574,165
--------------------------------------------------------------------------------------------------------

Puerto Rico Electric Power Authority
Rev., RITES, FSA, 8.045%, 2020            8/28/2000        1,250,000        $1,240,075        $1,507,625
--------------------------------------------------------------------------------------------------------

Puerto Rico Municipal Finance Agency,
RITES, FSA, 9.476%, 2016                   1/6/2000        1,105,000        $1,148,670        $1,428,301
--------------------------------------------------------------------------------------------------------

Puerto Rico Municipal Finance Agency,
RITES, FSA, 8.468%, 2017                   1/6/2000          615,000          $576,968          $747,397
--------------------------------------------------------------------------------------------------------

Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.172%, 2013                9/30/1999        2,000,000        $2,036,440        $2,580,840
--------------------------------------------------------------------------------------------------------

Puerto Rico Public Finance Corp., RITES,
AMBAC, 8.172%, 2016                       3/31/1999          500,000          $560,030          $658,470
--------------------------------------------------------------------------------------------------------

Virginia Resources Authority Rev., ROLS,
7.862%, 2021                              3/12/2001        1,390,000        $1,508,372        $1,582,793
--------------------------------------------------------------------------------------------------------

Virginia Resources Authority Rev., ROLS,
7.862%, 2023                              3/12/2001        1,520,000        $1,612,568        $1,698,387
--------------------------------------------------------------------------------------------------------

Virginia Resources Authority Rev., ROLS,
7.862%, 2033                              3/12/2001        2,510,000        $2,586,057        $2,669,736
--------------------------------------------------------------------------------------------------------
                                                                                             $18,917,840
                                                                                             ===========

(C)2005 MFS Investment Management
MFS investment Products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) WEST VIRGINIA
MUNICIPAL BOND FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS West Virginia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT        $ VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 22.8%
-------------------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009                                           $1,140,000   $  1,351,630
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                               1,500,000      1,592,775
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement Rev., "A", 5%, 2034                        2,000,000      2,027,140
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA, 8.9455%, 2019+++             3,000,000      3,799,080
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F",
  XLCA, 5.25%, 2025                                                                        2,000,000      2,289,620
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2021                              3,115,000      3,380,990
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority, Rev., 5.25%, 2019                                  2,000,000      2,228,500
-------------------------------------------------------------------------------------------------------------------
West Virginia State, Highway Improvements, FGIC, 5.625%, 2019                              2,000,000      2,232,540
-------------------------------------------------------------------------------------------------------------------
West Virginia State, Public Improvements, FGIC, 5%, 2021                                   4,000,000      4,163,800
-------------------------------------------------------------------------------------------------------------------
West Virginia State, Sewer Improvements, FGIC, 5.5%, 2017                                  2,565,000      2,790,592
-------------------------------------------------------------------------------------------------------------------
West Virginia State, Water Utility Improvements, FGIC, 5.25%, 2026                         8,000,000      8,483,040
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 34,339,707
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.7%
-------------------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education, FGIC, 5%, 2016                                     $1,390,000   $  1,484,506
-------------------------------------------------------------------------------------------------------------------
Puerto Rico, Municipal Finance Agency, RITES, FSA, 8.4678%, 2017+++                          900,000      1,093,752
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,578,258
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 4.3%
-------------------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education, FGIC, 6.85%, 2009                               $1,680,000   $  1,982,232
-------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2027                                  2,350,000      2,444,047
-------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2033                                  1,500,000      1,542,555
-------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, ETM, 7%, 2005++++                           500,000        506,160
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,474,994
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 8.6%
-------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Hospital Rev. (City Hospital, Inc.), 6.5%, 2022                      $  840,000   $    842,680
-------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission Rev. (St. Francis Hospital),
  ETM, 7.5%, 2007++++                                                                         85,000         92,783
-------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                       750,000        707,692
-------------------------------------------------------------------------------------------------------------------
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.),
  FSA, 5.2%, 2021                                                                          1,000,000      1,074,550
-------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                      600,000        594,996
-------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Cabell Huntington Hospital),
  AMBAC, 6.25%, 2019                                                                       5,000,000      5,063,050
-------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical
  Center), ETM, 6.5%, 2023++++                                                             2,000,000      2,484,720
-------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont General
  Hospital), 6.625%, 2019                                                                    300,000        300,384
-------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical
  Office Building), 7.25%, 2014                                                            1,770,000      1,795,736
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 12,956,591
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.1%
-------------------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev. (Maplewood Retirement),
  AMBAC, 5.25%, 2021                                                                      $2,625,000   $  2,765,647
-------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises,
  Inc.), 5.875%, 2007                                                                        410,000        406,093
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,171,740
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.2%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                 $  350,000   $    373,128
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.4%
-------------------------------------------------------------------------------------------------------------------
Braxton County, WV, Solid Waste Disposal Rev. (Weyerhaeuser Co. ), 6.5%, 2025             $2,000,000   $  2,058,400
-------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.7%
-------------------------------------------------------------------------------------------------------------------
Huntington, WV, Housing Corp. Rev., FNMA, 7.5%, 2024                                      $  800,000   $    800,664
-------------------------------------------------------------------------------------------------------------------
Webster County, WV, Housing Development Rev. (Circlebrook), FHA, 6.35%, 2008                 215,000        216,892
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,017,556
-------------------------------------------------------------------------------------------------------------------
PARKING - 0.9%
-------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking
  Garage), AMBAC, 5.8%, 2020                                                              $1,260,000   $  1,416,038
-------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.0%
-------------------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                                    $  360,000   $    360,551
-------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, 0%, 2014++++                                                           1,920,000      1,182,067
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,542,618
-------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.8%
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed
  Securities, "A", 4.75%, 2023                                                            $  695,000   $    695,445
-------------------------------------------------------------------------------------------------------------------
West Virginia State, Housing Development Fund Rev., 5.25%, 2018                            1,000,000      1,019,430
-------------------------------------------------------------------------------------------------------------------
West Virginia State, Housing Development Fund Rev., 5.3%, 2023                             1,000,000      1,015,890
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,730,765
-------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 20.1%
-------------------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018                   $1,740,000   $  1,835,387
-------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "A", RITES, AMBAC, 8.1149%, 2018+++                     4,520,000      5,764,356
-------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "B", RITES, AMBAC, 8.1149%, 2018+++                     1,250,000      1,594,125
-------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2007++++                     3,150,000      2,954,574
-------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2008++++                     3,050,000      2,778,519
-------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2009++++                     1,000,000        877,590
-------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile &
  Public), 5%, 2020                                                                        1,000,000      1,050,300
-------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile &
  Public), MBIA, 5.5%, 2013                                                                1,000,000      1,138,580
-------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile &
  Public), MBIA, 5%, 2026                                                                  2,100,000      2,175,705
-------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority State Office Building, "B",
  MBIA, 5.25%, 2030                                                                        1,355,000      1,435,609
-------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033                  1,000,000      1,015,900
-------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Department of Enviromental
  Protection, 5.5%, 2022                                                                   2,000,000      2,226,160
-------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Lease Rev. (State Office
  Building), "B", MBIA, 5.25%, 2025                                                          645,000        694,768
-------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing
  Home), 5.5%, 2034                                                                        1,000,000      1,014,690
-------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia
  University Hospital), AMBAC, 5%, 2018                                                    1,000,000      1,036,160
-------------------------------------------------------------------------------------------------------------------
West Virginia School Building Authority, Miscellaneous Tax Rev.,
  FSA, 5.25%, 2021                                                                         2,550,000      2,749,996
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 30,342,419
-------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.3%
-------------------------------------------------------------------------------------------------------------------
Territory of Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025             $  500,000   $    517,590
-------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
-------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                                   $  700,000   $    665,378
-------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 4.7%
-------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC,
  ETM, 0%, 2007++++                                                                       $2,000,000   $  1,875,920
-------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC,
  ETM, 0%, 2005++++                                                                        2,250,000      2,227,342
-------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC,
  ETM, 0%, 2006++++                                                                        2,500,000      2,414,175
-------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC,
  ETM, 0%, 2008++++                                                                          610,000        555,704
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,073,141
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.3%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J",
  MBIA, 5%, 2029                                                                          $1,820,000   $  1,898,224
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 16.6%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial Tourist Education (University Plaza),
  MBIA, 5%, 2021                                                                          $1,270,000   $  1,339,710
-------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5.25%, 2022                     5,130,000      5,541,888
-------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5.375%, 2027                    1,500,000      1,613,220
-------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5%, 2032                        2,250,000      2,310,480
-------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education (Marshall University),
  FGIC, 5.25%, 2019                                                                        1,680,000      1,811,762
-------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education (Student Union James C
  Wilson College), 5.125%, 2022                                                            1,500,000      1,591,605
-------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education, "B", FGIC, 5%, 2029                1,000,000      1,032,040
-------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education, MBIA, 5%, 2010                     1,345,000      1,471,040
-------------------------------------------------------------------------------------------------------------------
West Virginia University, Dormitory Rev., AMBAC, 5%, 2007++++                              2,000,000      2,164,280
-------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (Marshall University),
  FGIC, 6%, 2020                                                                           2,705,000      3,101,688
-------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (West Virginia University),
  MBIA, 5.5%, 2020                                                                         1,700,000      1,976,046
-------------------------------------------------------------------------------------------------------------------
West Virginia, West Virginia University Improvement Rev., "C", FGIC, 5%, 2028              1,000,000      1,028,670
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 24,982,429
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
-------------------------------------------------------------------------------------------------------------------
West Liberty State College, Capital Improvement, 6%, 2028                                 $  500,000   $    526,580
-------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.5%
-------------------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev. (Appalachian Power Co. ), 5.5%, 2022             $  750,000   $    767,295
-------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.3%
-------------------------------------------------------------------------------------------------------------------
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                                         $  200,000   $    225,830
-------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020                         1,000,000      1,142,900
-------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023                         1,000,000      1,092,200
-------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026                            2,850,000      2,966,537
-------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009++++                          130,000        145,317
-------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., FSA, 5.25%, 2035                           2,000,000      2,078,040
-------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., "A",
  AMBAC, 5%, 2033                                                                          1,950,000      2,002,826
-------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2018              390,000        430,642
-------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2019              895,000        985,332
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 11,069,624
-------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $135,604,797)                                                  $146,502,475
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    PAR AMOUNT        $ VALUE
-------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.9%
-------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 1.95%, due 1/06/05             $  100,000   $    100,000
-------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Adventist Hospital),
  "B", 2.2%, due 1/03/05                                                                     270,000        270,000
-------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 2%,
  due 1/06/05                                                                              1,400,000      1,400,000
-------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev.,
  Capital Assets Program, "D", 2.1%, due 1/03/05                                          $  300,000   $    300,000
-------------------------------------------------------------------------------------------------------------------
Missouri Development Finance, Board of Cultural Facilities Rev. (Nelson
  Gallery), "B", 2.19%, due 1/03/05                                                          200,000        200,000
-------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 2.15%,
  due 1/03/05                                                                                100,000        100,000
-------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 2.17%,
  due 1/03/05                                                                                100,000        100,000
-------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital
  Loan Program, 2.17%, due 1/03/05                                                           100,000        100,000
-------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public
  Improvement, 2%, due 1/06/05                                                               300,000        300,000
-------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                   $  2,870,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $138,474,797)                                                      $149,372,475
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                     1,530,377
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $150,902,852
-------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM             = Escrowed to maturity.

Insurers
-------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
FGIC            = Financial Guaranty Insurance Co.
FHA             = Federal Housing Administration
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance Inc.
MBIA            = Municipal Bond Investors Corp.
XLCA            = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------
RITES = Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS WEST VIRGINIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                             $138,401,349
                                           ============
Gross unrealized appreciation              $ 11,048,161
Gross unrealized depreciation                   (77,035)
                                           ------------
Net unrealized appreciation                $ 10,971,126
                                           ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------

                            Notional Principal        Cash Flows Paid              Cash Flows            Unrealized
                                Amount of              by the fund             Received by the fund     Appreciation
Expiration                      Contract                                                               (Depreciation)
---------------------------------------------------------------------------------------------------------------------
12/1/2007            USD        3,000,000            Fixed - 3 Year BMA         Floating - 7 Day BMA     $ (7,365)
                                                     Swap Index, (2.795%)       Swap Index

6/22/2015            USD        2,000,000            Fixed - 10 Year BMA        Floating - 7 Day BMA       13,587
                                                     Swap Index, (3.628%)       Swap Index

6/15/2015            USD        3,000,000            Fixed - 10 Year BMA        Floating - 7 Day BMA       (5,036)
                                                     Swap Index, (3.702%)       Swap Index

1/11/2017            USD        2,500,000            Fixed - 12 Year BMA        Floating - 7 Day BMA      (52,225)
                                                     Swap Index, (3.937%)       Swap Index

3/22/2017            USD        1,000,000            Fixed - 12 Year BMA        Floating - 7 Day BMA        8,791
                                                     Swap Index, (3.666%)       Swap Index

4/6/2017             USD        1,500,000            Fixed - 12 Year BMA        Floating - 7 Day BMA      (12,122)
                                                     Swap Index, (3.884%)       Swap Index
                                                                                                         --------
                                                                                                         $(54,370)
                                                                                                         ========

At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities
At December 31, 2004, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.12% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                DATE OF            PAR
DESCRIPTION                                   ACQUISITION         AMOUNT             COST                  VALUE
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public
Improvement, RITES, MBIA, 8.9455%, 2019        3/30/00           3,000,000         $3,090,720          $ 3,799,080
Puerto Rico, Municipal Finance Agency,
RITES, FSA, 8.4678%, 2017                      1/6/00              900,000            844,344            1,093,752
West Virginia Building Commission, "A",
RITES, AMBAC, 8.1149%, 2018                    5/5/99            4,520,000          4,888,560            5,764,356
West Virginia Building Commission, "B",
RITES, AMBAC, 8.1149%, 2018                    5/5/99            1,250,000          1,351,925            1,594,125
                                                                                                       -----------
                                                                                                       $12,251,313
                                                                                                       ===========


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) MUNICIPAL INCOME FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                    PAR AMOUNT        $ VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
-------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.0%
-------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), RITES, FSA, 8.8074%, 2022+++                  $1,500,000   $  1,798,920
-------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien Passenger Facility D),
  AMBAC, 5.5%, 2019                                                                          350,000        380,667
-------------------------------------------------------------------------------------------------------------------
Louisville & Jeff County, KY, Regional Airport Authority, "A", MBIA, 6.5%, 2017            3,000,000      3,304,950
-------------------------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                                    1,080,000      1,173,420
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,657,957
-------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
-------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030            $1,000,000   $  1,014,570
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.9%
-------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5%, 2018                     $4,000,000   $  4,268,223
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009++++                                            3,205,000      3,670,975
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, FGIC, 8.946%, 2015+++                                   3,000,000      4,003,920
-------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, FGIC, 6.375%, 2014                                                       200,000        234,522
-------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2019                                                       850,000      1,000,161
-------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                      510,000        137,771
-------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009++++                                                              800,000        915,408
-------------------------------------------------------------------------------------------------------------------
New York City, NY, "B", 5.75%, 2015                                                        1,650,000      1,856,481
-------------------------------------------------------------------------------------------------------------------
New York City, NY, "J", MBIA, 5%, 2017                                                     2,000,000      2,113,320
-------------------------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                                                    700,000        728,567
-------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2022                                                             3,185,000      1,210,746
-------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2023                                                             3,150,000      1,119,983
-------------------------------------------------------------------------------------------------------------------
Wisconsin State, "C", 6%, 2010++++                                                         1,200,000      1,384,104
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 22,644,181
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.6%
-------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                          $1,000,000   $  1,128,810
-------------------------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6%, 2017                                                               3,475,000      3,973,732
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,102,542
-------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.4%
-------------------------------------------------------------------------------------------------------------------
Detroit, MI, City School District, "B", FGIC, 5%, 2021                                    $2,000,000   $  2,116,880
-------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 7.911%, 2017+++                1,495,000      1,921,135
-------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                     640,000        684,659
-------------------------------------------------------------------------------------------------------------------
Florida State Board of Education Capital Outlay, Public Education, "A", 5%, 2019           1,000,000      1,072,330
-------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                            400,000        466,448
-------------------------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                     1,225,000      1,469,118
-------------------------------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidated School District, PSF, 5%, 2020                               2,500,000      2,616,000
-------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF, 7.8764%, 2017+++                     2,325,000      2,681,655
-------------------------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6%, 2017                                       225,000        256,496
-------------------------------------------------------------------------------------------------------------------
Knox County, KY, Independent School District, XLCA, 5.5%, 2029                               640,000        693,862
-------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026              485,000        145,306
-------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2027              430,000        120,495
-------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                    2,500,000      1,200,600
-------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                     215,000        245,139
-------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                     215,000        244,219
-------------------------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009++++                                     700,000        793,240
-------------------------------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5%, 2018                                             500,000        552,665
-------------------------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2021                                                        1,500,000      1,695,420
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010++++                                        750,000        863,273
-------------------------------------------------------------------------------------------------------------------
Roma, TX, Indpendent School District, PSF, 5.875%, 2020                                    1,705,000      1,931,884
-------------------------------------------------------------------------------------------------------------------
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation,
  MBIA, 0%, 2029                                                                           2,150,000        584,306
-------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010++++                                      1,665,000      1,926,388
-------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010++++                                      1,765,000      2,042,087
-------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                   1,080,000      1,134,497
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 27,458,102
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 19.7%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2022                                                                    $  350,000   $    406,707
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                       650,000        755,313
-------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas
  Hospital), 5.75%, 2027                                                                     600,000        588,096
-------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                             1,000,000      1,050,890
-------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), 6%, 2013           665,000        671,510
-------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Hospital), 6%, 2005++++                  670,000        700,438
-------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Hospital), 6%, 2016                      330,000        344,523
-------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health
  Systems), 6.625%, 2026                                                                     500,000        554,215
-------------------------------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic Board Rev. (Cullman
-------------------------------------------------------------------------------------------------------------------
Regional Medical Center), 6.5%, 2013                                                         330,000        330,459
-------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                     900,000      1,009,566
-------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                   300,000        307,314
-------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                  500,000        513,885
-------------------------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
  "D", 6.875%, 2007++++                                                                      700,000        766,444
-------------------------------------------------------------------------------------------------------------------
Farmington, NM, Hospital Rev. (San Juan Regional Medical Center), "A", 5%, 2023              665,000        669,436
-------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facility Rev. (Nathan
  Littauer Hospital), 5.75%, 2009                                                            250,000        250,918
-------------------------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
  System), 5.5%, 2031                                                                        445,000        457,945
-------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Healthcare Authority Rev. (Memorial Hospital), 5.75%, 2031                     500,000        522,250
-------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours) RIBS,
  FSA, 9.85%, 2027++                                                                       5,000,000      6,794,100
-------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt
  Hospital), 6%, 2031                                                                        350,000        377,661
-------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015            1,000,000      1,090,080
-------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024           350,000        364,021
-------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital
  Associates), 6%, 2024                                                                      335,000        348,303
-------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022            650,000        671,086
-------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                   640,000        653,350
-------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), 6.375%, 2031                                                   500,000        516,760
-------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial
  Research Foundation, Inc.), 6.375%, 2021                                                 1,700,000      1,761,200
-------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview
  Hospital), 5.25%, 2014                                                                     400,000        415,860
-------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview
  Hospital), 6.125%, 2031                                                                    250,000        259,688
-------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Deaconess Hospital) "A", AMBAC, 5.375%, 2034        565,000        599,985
-------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.5%, 2020                                                            1,250,000      1,359,663
-------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.625%, 2028                                                            250,000        268,418
-------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Refunding & Improvement, "A",
  MBIA, 5%, 2018                                                                           2,400,000      2,566,248
-------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East
  Tennessee), 6.375%, 2022                                                                 1,000,000      1,002,800
-------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group), "A", MBIA, 5.25%, 2019             1,100,000      1,184,931
-------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East
  Texas), 6.875%, 2026                                                                       325,000        340,421
-------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.75%, 2025                                                                   1,000,000        960,980
-------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                    750,000        789,368
-------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                      500,000        535,745
-------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical Center),
  "B", 5.75%, 2022                                                                           850,000        869,465
-------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar
  Health), 5.5%, 2033                                                                        305,000        311,603
-------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of
  Maryland Medical System), 6.75%, 2030                                                    1,000,000      1,133,910
-------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas
  Christi), 6.5%, 2012                                                                       400,000        447,148
-------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas
  Christi), 5.7%, 2015                                                                     1,000,000      1,036,170
-------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), 5.75%, 2021                                                                      400,000        443,476
-------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                          300,000        299,223
-------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019        750,000        796,508
-------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015           800,000        836,776
-------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Rev. (Rush Medical Foundation) CONNIE
  LEE, 6.7%, 2018                                                                          1,000,000      1,002,810
-------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A-2", MBIA, 0%, 2022                                                                    1,270,000      1,125,779
-------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032       375,000        389,014
-------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
  Shore Health System), 5.875%, 2011                                                         375,000        416,123
-------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant
  Health), 6.5%, 2017                                                                        915,000      1,029,814
-------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter
  Hospital), 6%, 2024                                                                        500,000        541,690
-------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical Center), 6.5%, 2021                     500,000        534,975
-------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
  System, Inc.), 6%, 2023                                                                  1,000,000      1,060,830
-------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                       900,000        849,231
-------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6%, 2014             600,000        647,808
-------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%, 2031           405,000        427,372
-------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev. (Boca Raton Hospital), 5.5%, 2021              500,000        523,445
-------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2032                                                             1,500,000      1,666,950
-------------------------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-Richardson), 5.25%, 2013                     600,000        620,754
-------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027          290,000        282,582
-------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health & Educational Facilities Board Rev., (Methodist
  Healthcare), 6%, 2016++++                                                                  300,000        348,939
-------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health & Educational Facilities Board Rev., (Methodist
  Healthcare), 6%, 2012++++                                                                  500,000        589,165
-------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                    500,000        529,185
-------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                             300,000        335,052
-------------------------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater Medical Center), 6.5%, 2019           1,000,000      1,085,080
-------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Southampton
  Hospital), 7.25%, 2020                                                                     720,000        723,665
-------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Southampton
  Hospital), 7.625%, 2030                                                                    245,000        249,486
-------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
  Hospital), "C", 5.875%, 2032                                                             1,000,000      1,043,500
-------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020     1,000,000      1,029,200
-------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021            400,000        427,884
-------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris
  Hospital), 6.625%, 2031                                                                    500,000        535,065
-------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier Memorial Hospital), 5.5%, 2007         500,000        508,175
-------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health
  Center), 6.375%, 2031                                                                      750,000        786,015
-------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                      500,000        495,830
-------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical
  Center), 6.75%, 2024                                                                       195,000        199,984
-------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                     1,000,000      1,038,920
-------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019              1,500,000      1,688,070
-------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare,
  Inc.), 6%, 2017                                                                            325,000        350,841
-------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care,
  Inc.), 6.875%, 2030                                                                        750,000        861,285
-------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Services), 6.25%, 2022                                                                   1,000,000      1,098,000
-------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), 6.8%, 2016                                                            435,000        451,995
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 64,429,369
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.3%
-------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living
  Technology), 7.75%, 2006                                                                $   65,000   $     62,214
-------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living
  Technology), 8.125%, 2016                                                                  505,000        410,610
-------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living
  Technology), 8.5%, 2026                                                                  1,130,000        886,711
-------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025                 500,000        573,505
-------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated
  Services), 7.25%, 2035                                                                     375,000        395,119
-------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing Rev. (Rolling Hills), "A", GNMA, 6%, 2021             200,000        216,804
-------------------------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina Housing Foundation,
  Inc.), 7.25%, 2029                                                                         945,000        858,051
-------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev. (Hoosier Care), 7.125%, 2034              815,000        698,610
-------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
  Project), 9.25%, 2025                                                                      490,000        595,326
-------------------------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly Enterprises,
  Inc.), 5.875%, 2007                                                                        120,000        118,604
-------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority Rev. (Beverly Enterprise,
  Inc.), 6.75%, 2008                                                                         245,000        245,549
-------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), 7.375%, 2027               960,000      1,010,150
-------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                 385,000        400,654
-------------------------------------------------------------------------------------------------------------------
Tennessee Veterans Home Board Rev. (Humboldt), 6.75%, 2006++++                             1,000,000      1,068,690
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,540,597
-------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
-------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special Needs
  Facilities), 6.1%, 2012                                                                 $  295,000   $    308,136
-------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 9%, 2031                                                                    1,000,000      1,023,040
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,331,176
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.6%
-------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019              $1,000,000   $    786,010
-------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), 7%, 2012             300,000        293,535
-------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev., (American Airlines, Inc.) "B", 5.65%, 2035        1,000,000        951,210
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,030,755
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.6%
-------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co. ), 5.7%, 2033              $1,000,000   $  1,094,740
-------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                1,000,000      1,014,580
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,109,320
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.6%
-------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), 7.45%, 2017         $2,500,000   $  2,580,400
-------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
  Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                        500,000        557,165
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management,
  Inc.), 5.7%, 2018                                                                          230,000        242,765
-------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management,
  Inc.), 6.85%, 2029                                                                         150,000        169,775
-------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris,
  Inc.), 5.3%, 2011                                                                        1,000,000      1,006,830
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
  Management, Inc.), 6.9%, 2029                                                              300,000        340,215
-------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                        450,000        482,220
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,379,370
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0%
-------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024*       $3,000,000   $      3,000
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.4%
-------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017           $  500,000   $    557,935
-------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031           500,000        505,070
-------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of
  America), 7.375%, 2017                                                                     500,000        515,580
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Flour
  Corp.), 5.625%, 2019                                                                     2,895,000      3,048,030
-------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017               1,300,000      1,410,877
-------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, "CR", 7.875%, 2032##         400,000        414,236
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021            550,000        575,834
-------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026          980,000      1,016,358
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,043,920
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.6%
-------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                   $  500,000   $    524,945
-------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific
  Corp.), 5.75%, 2028                                                                        260,000        260,705
-------------------------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev. (James River Corp.), 8%, 2028                          850,000        869,185
-------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), 6.25%, 2027                                                      900,000        968,985
-------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "B" (International Paper
  Co.), 6.45%, 2019                                                                        2,000,000      2,167,240
-------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container
  Corp.), 7.4%, 2026                                                                       1,500,000      1,551,855
-------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container
  Corp.), 7.2%, 2027                                                                         500,000        521,545
-------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
  Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                 1,000,000      1,063,270
-------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                      550,000        555,269
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,482,999
-------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.0%
-------------------------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe Convention), 10%, 2033               $  700,000   $    820,589
-------------------------------------------------------------------------------------------------------------------
Hamilton County, OH, Convention Facilities Authority Rev., FGIC, 5.25%, 2022               1,310,000      1,436,192
-------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                           1,595,000        331,377
-------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las Vegas Monorail), 7.375%, 2040             220,000        224,811
-------------------------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                                        320,000        330,688
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,143,657
-------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.5%
-------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.6%, 2021                  $  300,000   $    323,772
-------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.7%, 2028                     400,000        428,204
-------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013##                                    775,000        776,077
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,528,053
-------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.0%
-------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine
  Apartments), 5.25%, 2025                                                                $1,000,000   $  1,046,400
-------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009##                                            2,000,000      2,187,020
-------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2012                                        1,000,000        992,330
-------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                                         1,000,000        997,920
-------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049##                                        2,000,000      1,980,020
-------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority Port Authority (Newark Marine Terminal),
  MBIA, 5.5%, 2028                                                                           215,000        233,066
-------------------------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.625%, 2020                                   330,000        348,097
-------------------------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.75%, 2031                                  1,245,000      1,314,832
-------------------------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & II Apartments), 6.15%, 2019**                 1,250,000        600,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,699,685
-------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
-------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                             $  100,000   $     57,477
-------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                210,000        112,862
-------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                300,000        151,005
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    321,344
-------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.0%
-------------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2019                            $1,015,000   $  1,158,145
-------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, IL, MBIA, 0%, 2016                               3,400,000      2,061,522
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,219,667
-------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 2.6%
-------------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011++++                      $2,510,000   $  3,328,862
-------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022                         265,000        267,592
-------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev
  "A", GNMA, 6.05%, 2032                                                                     540,000        572,033
-------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                     170,000        179,294
-------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05%, 2030                                   25,000         25,301
-------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                  670,000        211,727
-------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                        395,000        431,048
-------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                         180,000        192,382
-------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                           40,000         40,604
-------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA, 6.2%, 2034                       365,000        398,394
-------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028                                    50,000         53,208
-------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA, 7.05%, 2030                         465,000        482,070
-------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027          390,000        423,618
-------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.875%, 2026              185,000        188,928
-------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45%, 2029               795,000        862,456
-------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45%, 2033               455,000        485,863
-------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6%, 2035                  480,000        519,019
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,662,399
-------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.5%
-------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2027                     $  235,000   $     68,787
-------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                      2,385,000        716,931
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014                                        12,000         12,201
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                        55,000         55,298
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75%, 2021                                        70,000         73,041
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                                        230,000        238,963
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1%, 2023                                        125,000        129,585
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4%, 2027                                         30,000         30,229
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                      130,000        133,501
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                        140,000        145,103
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                                        245,000        251,943
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375%, 2033                                      135,000        144,717
-------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2033                                       140,000        145,123
-------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 7.55%, 2031             185,000        198,400
-------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032              275,000        283,280
-------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance "B", 4.8%, 2023           255,000        260,154
-------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), 6.35%, 2032                                                           285,000        298,418
-------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.7%, 2030                                                      290,000        298,532
-------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.85%, 2032                                                     235,000        258,979
-------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.75%, 2034                                                     150,000        160,868
-------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030                                   130,000        133,860
-------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3%, 2031                                     140,000        144,171
-------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                 120,000        128,166
-------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                505,000        528,619
-------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.35%, 2033                                240,000        256,788
-------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, 5%, 2033                          480,000        485,227
-------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, 6.65%, 2029                                               1,125,000      1,203,840
-------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021               905,000        928,023
-------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                        355,000        364,880
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,077,627
-------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
-------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
  Facilities (American Ref-Fuel Co. ), "A", 6.2%, 2019                                    $  500,000   $    528,095
-------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                       855,000        858,719
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill
  Associates), 6.7%, 2014                                                                    700,000        749,028
-------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
  Haverhill Associates), 5.6%, 2019                                                        1,000,000      1,008,050
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,143,892
-------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.8%
-------------------------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual & Performing Arts), 6%, 2021       $1,000,000   $  1,205,290
-------------------------------------------------------------------------------------------------------------------
Michigan State Certificates of Participation, AMBAC, 5.5%, 2020                            1,250,000      1,371,463
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,576,753
-------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.0%
-------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                    $  760,000   $    872,298
-------------------------------------------------------------------------------------------------------------------
Alabama State Public School & College, Capital Improvement, "D", 6%, 2015                  2,850,000      3,248,687
-------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 8.4518%, 2016+++                1,500,000      1,897,290
-------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 8.4518%, 2017+++                1,250,000      1,586,475
-------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2028                                                                        1,500,000      1,553,130
-------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.5%, 2043                                                                          1,075,000      1,121,376
-------------------------------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020                                     1,000,000      1,089,640
-------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC, 6%, 2017                         500,000        567,850
-------------------------------------------------------------------------------------------------------------------
New Mexico Finance Authority Rev., Court Facilities Fee Rev., MBIA, 5.5%, 2020               475,000        525,911
-------------------------------------------------------------------------------------------------------------------
New York State Urban Development Corp., Corrctional Facilities Service Contract C,
  AMBAC, 5.875%, 2009++++                                                                  1,000,000      1,139,290
-------------------------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                     525,000        625,401
-------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher Education Financing,
  "A", 5.75%, 2009++++                                                                     2,295,000      2,612,146
-------------------------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.), FGIC, 5.5%, 2020                  2,600,000      2,862,548
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 19,702,042
-------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.9%
-------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                   $  650,000   $    683,196
-------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                  675,000        726,557
-------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                 700,000        752,752
-------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Refunding Issue G, "A",
  MBIA, 6.1%, 2018                                                                           700,000        732,368
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,894,873
-------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
-------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                  $  250,000   $    255,965
-------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                    450,000        468,729
-------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                     200,000        203,428
-------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                    300,000        309,543
-------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional, Future Tax Secured, "A", 6%, 2009++++                          2,000,000      2,318,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,555,665
-------------------------------------------------------------------------------------------------------------------
Tax Assessment - 2.1%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014         $   75,000   $     76,053
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023             50,000         50,808
-------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                             1,000,000      1,044,210
-------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District of Florida, Capital Improvement
  Rev., 5.95%, 2006                                                                          100,000        101,205
-------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District of Florida, 5.125%, 2009                             440,000        446,609
-------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, Florida Special Assessment Rev.,
  "B", 6.25%, 2009                                                                           285,000        293,487
-------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                             915,000        959,725
-------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                                             1,200,000      1,252,056
-------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                             310,000        313,336
-------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, Florida Special
  Assessment, "B", 5.3%, 2009                                                                285,000        288,882
-------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development Distrct Rev., "B", 6.5%, 2009                       145,000        148,956
-------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                   935,000        951,952
-------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, Community Development District, Capital
  Improvement, "B", 5%, 2009                                                                 525,000        525,473
-------------------------------------------------------------------------------------------------------------------
Renaissance Community Development of Florida, "B", 6.25%, 2008                               480,000        497,371
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,950,123
-------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
-------------------------------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.), 6.125%, 2027                             $1,115,000   $  1,107,474
-------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                        420,000        417,102
-------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5%, 2022                                                165,000        166,054
-------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed,
  "B", 5.3%, 2025                                                                            750,000        653,438
-------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                           415,000        388,610
-------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                         710,000        678,902
-------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                    500,000        487,760
-------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                           70,000         70,221
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,969,561
-------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.9%
-------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., ETM, MBIA, 6.5%, 2016++++                             $1,135,000   $  1,377,538
-------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 6.5%, 2016                                         315,000        384,284
-------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
  AMBAC, 0%, 2018                                                                            750,000        384,488
-------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev.,
  ETM, 0%, 2009++++                                                                        1,000,000        888,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,034,310
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.1%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009++++                  $1,000,000   $  1,156,980
-------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease
  "A", FSA, 6%, 2009++++                                                                     325,000        370,884
-------------------------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC, ETM, 5.25%, 2018++++               1,150,000      1,249,567
-------------------------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC, 5.25%, 2018                          850,000        916,751
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,694,182
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.2%
-------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2021           $1,000,000   $  1,072,940
-------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L. A. College of
  Chiropractic), 5.6%, 2017                                                                  250,000        242,780
-------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                 1,650,000      2,133,252
-------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of
  Technology), 7.5%, 2006++++                                                              2,000,000      2,160,660
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059          1,250,000      1,469,338
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
  Pharmacy), 6.625%, 2020                                                                    100,000        110,626
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Olin College), "B", XLCA, 5.25%, 2033       2,000,000      2,099,100
-------------------------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018       1,370,000      1,528,509
-------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art &
  Design, Inc.), 6.5%, 2009++++                                                              500,000        583,485
-------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev. (University of Notre
  Dame), 6.5%, 2026                                                                        1,000,000      1,288,770
-------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018                          435,000        489,971
-------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023                       520,000        576,441
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,755,872
-------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.8%
-------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2036                                                                $  500,000   $    509,495
-------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2020          1,500,000      1,590,630
-------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019                   1,000,000      1,089,740
-------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029                   1,000,000      1,074,920
-------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts & Sciences), 8%, 2031        300,000        314,772
-------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021         400,000        423,456
-------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.75%, 2031                                                                 500,000        522,205
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,893,962
-------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 1.6%
-------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek
  Partners), 6.65%, 2010                                                                  $  700,000   $    756,504
-------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                          1,475,000      1,480,133
-------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
  LP), 6.5%, 2017                                                                            700,000        780,752
-------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-trade of
  Pittsylvania), 7.5%, 2014                                                                2,000,000      2,082,320
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,099,709
-------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 4.5%
-------------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson
  Electric Power Co. ), 5.875%, 2033                                                      $1,000,000   $    999,890
-------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co. ),
  "B", 6.3%, 2032                                                                            250,000        267,058
-------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev
  (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                          1,600,000      1,734,768
-------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Southern
  California Edison Co. ), 6.4%, 2024                                                        500,000        501,700
-------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
  Co.), 5.85%, 2028                                                                        1,000,000      1,077,570
-------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022               500,000        508,200
-------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022           1,000,000      1,070,840
-------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016          565,000        609,279
-------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), 4.55%, 2029      1,000,000      1,034,630
-------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                   750,000        754,328
-------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control (CT Light and
  Power), 5.9%, 2016                                                                         500,000        523,695
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
  Seward), "A", 6.75%, 2036                                                                  560,000        580,586
-------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power
  Co.), 6.1%, 2025                                                                         2,000,000      2,000,140
-------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033              350,000        372,348
-------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) "A", 5.5%, 2022        500,000        542,490
-------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Energy Gulf States), 6.6%, 2028         1,665,000      1,701,247
-------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities
  Co.), 7.7%, 2014                                                                           450,000        459,234
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 14,738,003
-------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.4%
-------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                                      $1,500,000   $  1,808,190
-------------------------------------------------------------------------------------------------------------------
California State, Department of Water Resources Power Supply Rev., "A", 5.125%, 2018         750,000        803,700
-------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.375%, 2016                        2,000,000      2,447,000
-------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020                          7,350,000      9,282,242
-------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                   750,000        844,688
-------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007               3,250,000      3,553,940
-------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLs, MBIA, 8.398%, 2019+++                         1,500,000      1,787,040
-------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                         480,000        511,507
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 21,038,307
-------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 4.2%
-------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 8.3764%, 2016+++                       $1,000,000   $  1,318,760
-------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                                            430,000        457,615
-------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010++++                              1,170,000      1,373,592
-------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 6.5%, 2019                                        5,965,000      7,333,252
-------------------------------------------------------------------------------------------------------------------
New York State Environmental Facilities, ETM, 5%, 2016++++                                   570,000        617,054
-------------------------------------------------------------------------------------------------------------------
New York State Environmental Facilities, 5%, 2016                                            430,000        464,903
-------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA, 5.25%, 2022                        2,000,000      2,084,160
-------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                        255,000        272,363
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,921,699
-------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $296,393,640)                                                  $320,849,243
-------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.6%
-------------------------------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 1.98%, due 1/05/05, at Identified Cost         $1,850,000   $  1,850,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $298,243,640)                                                      $322,699,243
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                     4,896,980
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $327,596,223
-------------------------------------------------------------------------------------------------------------------

   * Non-income producing security.
  ** Interest received was less than stated coupon rate.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------------------------------------------
AMBAC = AMBAC Indemnity Corp.
CONNIE LEE = Connie Lee Insurance Co.
FGIC = Financial Guaranty Insurance Co.
FHA = Federal Housing Administration
FSA = Financial Security Assurance Inc.
GNMA = Government National Mortgage Assn.
MBIA = Municipal Bond Investors Corp.
PSF = Permanent School Fund
XLCA = XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------
RIBS = Residual Interest Bonds
RITES = Residual Interest Tax-Exempt Security
ROLS = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $297,934,338
                                                ============
Gross unrealized appreciation                   $ 29,295,355
Gross unrealized depreciation                     (4,530,450)
                                                ------------
Net unrealized appreciation (depreciation)      $ 24,764,905
                                                ============

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Interest Rate Swaps
-------------------

                                    Notional
                                    Principal                                                                 Unrealized
                                    Amount of         Cash Flows Paid                 Cash Flows              Appreciation
Expiration                          Contract            by the fund               Received by the fund       (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
12/1/2007              USD          6,000,000      Fixed - 3 Year BMA Swap         Floating - 7 day BMA        (14,714)
                                                      Index, (2.795%)                 Swap Index
6/22/2015              USD          8,000,000       Fixed - 10 Year BMA            Floating - 7 day BMA         54,348
                                                    Swap Index, (3.628%)              Swap Index
4/6/2017               USD          9,000,000       Fixed - 12 Year BMA            Floating - 7 day BMA        (72,734)
                                                    Swap Index, (3.884%)              Swap Index
4/20/2017              USD          16,000,000      Fixed - 12 Year BMA            Floating - 7 day BMA       $ 97,691
                                                    Swap Index, (3.714%)              Swap Index
                                                                                                              --------
                                                                                                              $ 64,591
                                                                                                              ========

At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS MUNICIPAL INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED

(3) RESTRICTED SECURITIES

At December 31, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 5.19% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.



                                               DATE OF             PAR
DESCRIPTION                                    ACQUISITION        AMOUNT              COST                  VALUE
---------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water &                           4/20/1999         1,000,000           $1,167,100          $ 1,318,760
Wastewater Rev., RITES, FGIC,
8.3764%, 2016

Chicago, IL (O'Hare International              8/21/2003         1,500,000           1,599,660             1,798,920
Airport), RITES, FSA, 8.8074%, 2022

Chicago, IL, Public Building                   3/10/1999         1,500,000           1,619,550             1,897,290
Commission Rev., RITES, FGIC,
8.4518%, 2016

Chicago, IL, Public Building                   3/10/1999         1,250,000           1,337,550             1,586,475
Commission Rev., RITES, FGIC,
8.4518%, 2017

Commonwealth of Puerto Rico,                   7/15/2001         3,000,000           3,878,760             4,003,920
ROLs, FGIC, 8.946%, 2015

Dudley-Charlton, MA, Regional                  5/15/1999         1,495,000           1,615,945             1,921,135
School District, RITES, FGIC,
7.911%, 2017

Houston, TX, Independent School                2/26/1999         2,325,000           2,440,831             2,681,655
District, RITES, PSF, 7.8764%, 2017

North Carolina Municipal Power                 10/28/1996        1,500,000           1,717,980             1,787,040
Agency, ROLs, MBIA, 8.398%, 2019
                                                                                                         -----------
                                                                                                         $16,995,195
                                                                                                         ===========

(C)2005 MFS Investment Management
MFS investment Products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: February 24, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: February 24, 2005
      -----------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.